UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Annual Shareholder Report

December 31, 2025

Diamond Hill Small Cap Fund

Investor - DHSCX

This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$135	1.28%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSCX) returned 11.48% for the year ended December 31, 2025. Over that same period, the Russell 2000 Index returned 12.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Investor class, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Investor - $22,519
Russell 3000 Index - $38,012
Russell 2000 Index - $25,047

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	11.48%	11.73%	8.46%
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Key Fund Statistics
Net Assets	$217,891,721
Number of Portfolio Holdings	61
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,725,585

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHSCX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Small Cap Fund

Class I - DHSIX

This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$105	0.99%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSIX) returned 11.84% for the year ended December 31, 2025. Over that same period, the Russell 2000 Index returned 12.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class I - $23,180
Russell 3000 Index - $38,012
Russell 2000 Index - $25,047

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	11.84%	12.05%	8.77%
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Key Fund Statistics
Net Assets	$217,891,721
Number of Portfolio Holdings	61
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,725,585

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHSIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Small Cap Fund

Class Y - DHSYX

This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$92	0.87%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSYX) returned 11.96% for the year ended December 31, 2025. Over that same period, the Russell 2000 Index returned 12.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small Cap Fund Class Y, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class Y - $1,172,726
Russell 3000 Index - $1,900,584
Russell 2000 Index - $1,252,340

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	11.96%	12.20%	8.90%
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Key Fund Statistics
Net Assets	$217,891,721
Number of Portfolio Holdings	61
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,725,585

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHSYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Small-Mid Cap Fund

Investor - DHMAX

This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$127	1.22%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMAX) returned 8.33% for the year ended December 31, 2025. Over that same period, the Russell 2500 Index returned 11.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Investor - $20,927
Russell 3000 Index - $38,012
Russell 2500 Index - $26,907

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	8.33%	7.89%	7.66%
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Key Fund Statistics
Net Assets	$850,869,263
Number of Portfolio Holdings	66
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,000,810

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHMAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Small-Mid Cap Fund

Class I - DHMIX

This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.93%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMIX) returned 8.63% for the year ended December 31, 2025. Over that same period, the Russell 2500 Index returned 11.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class I - $21,541
Russell 3000 Index - $38,012
Russell 2500 Index - $26,907

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	8.63%	8.20%	7.98%
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Key Fund Statistics
Net Assets	$850,869,263
Number of Portfolio Holdings	66
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,000,810

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHMIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Small-Mid Cap Fund

Class Y - DHMYX

This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$85	0.81%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMYX) returned 8.76% for the year ended December 31, 2025. Over that same period, the Russell 2500 Index returned 11.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small-Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class Y - $1,090,184
Russell 3000 Index - $1,900,584
Russell 2500 Index - $1,345,370

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	8.76%	8.32%	8.11%
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Key Fund Statistics
Net Assets	$850,869,263
Number of Portfolio Holdings	66
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,000,810

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHMYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Mid Cap Fund

Investor - DHPAX

This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$115	1.08%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPAX) returned 13.10% for the year ended December 31, 2025. Over that same period, the Russell Midcap Index returned 10.60%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Investor - $22,059
Russell 3000 Index - $38,012
Russell Midcap Index - $28,420

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	13.10%	9.04%	8.23%
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01
Key Fund Statistics
Net Assets	$76,664,246
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$636,923

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHPAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Mid Cap Fund

Class I - DHPIX

This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$84	0.79%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPIX) returned 13.37% for the year ended December 31, 2025. Over that same period, the Russell Midcap Index returned 10.60%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class I - $22,701
Russell 3000 Index - $38,012
Russell Midcap Index - $28,420

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	13.37%	9.35%	8.54%
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01
Key Fund Statistics
Net Assets	$76,664,246
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$636,923

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHPIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Mid Cap Fund

Class Y - DHPYX

This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$72	0.67%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPYX) returned 13.63% for the year ended December 31, 2025. Over that same period, the Russell Midcap Index returned 10.60%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class Y - $1,149,271
Russell 3000 Index - $1,900,584
Russell Midcap Index - $1,420,994

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	13.63%	9.50%	8.68%
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01
Key Fund Statistics
Net Assets	$76,664,246
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$636,923

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHPYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Large Cap Fund

Investor - DHLAX

This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$100	0.97%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLAX) returned 5.33% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Investor class, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Investor - $25,561
Russell 3000 Index - $38,012
Russell 1000 Value Index - $27,213
Russell 1000 Index - $39,030

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	5.33%	7.64%	9.84%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
Russell 1000 Index	17.37	13.59	14.59
Key Fund Statistics
Net Assets	$6,285,701,087
Number of Portfolio Holdings	51
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$39,757,025

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Large Cap Fund

Class I - DHLRX

This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$70	0.68%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLRX) returned 5.65% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class I - $26,322
Russell 3000 Index - $38,012
Russell 1000 Value Index - $27,213
Russell 1000 Index - $39,030

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	5.65%	7.96%	10.16%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
Russell 1000 Index	17.37	13.59	14.59
Key Fund Statistics
Net Assets	$6,285,701,087
Number of Portfolio Holdings	51
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$39,757,025

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLRX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Large Cap Fund

Class Y - DHLYX

This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$58	0.56%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLYX) returned 5.74% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Fund Class Y, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class Y - $1,330,521
Russell 3000 Index - $1,900,584
Russell 1000 Value Index - $1,360,649
Russell 1000 Index - $1,951,488

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	5.74%	8.08%	10.28%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
Russell 1000 Index	17.37	13.59	14.59
Key Fund Statistics
Net Assets	$6,285,701,087
Number of Portfolio Holdings	51
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$39,757,025

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Select Fund

Investor - DHTAX

This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$125	1.17%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTAX) returned 13.29% for the year ended December 31, 2025. Over that same period, the Russell 3000 Index returned 17.15%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Investor class and the Russell 3000 Index.
DH Select Fund - Investor - $31,291
Russell 3000 Index - $38,012

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	13.29%	12.79%	12.08%
Russell 3000 Index	17.15	13.15	14.29
Key Fund Statistics
Net Assets	$579,147,421
Number of Portfolio Holdings	30
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,985,655

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHTAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Select Fund

Class I - DHLTX

This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$94	0.88%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLTX) returned 13.58% for the year ended December 31, 2025. Over that same period, the Russell 3000 Index returned 17.15%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I and the Russell 3000 Index.
DH Select Fund - Class I - $32,217
Russell 3000 Index - $38,012

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	13.58%	13.13%	12.41%
Russell 3000 Index	17.15	13.15	14.29
Key Fund Statistics
Net Assets	$579,147,421
Number of Portfolio Holdings	30
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,985,655

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLTX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Select Fund

Class Y - DHTYX

This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$81	0.76%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTYX) returned 13.72% for the year ended December 31, 2025. Over that same period, the Russell 3000 Index returned 17.15%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Select Fund Class Y and the Russell 3000 Index.
DH Select Fund - Class Y - $1,629,218
Russell 3000 Index - $1,900,584

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	13.72%	13.26%	12.54%
Russell 3000 Index	17.15	13.15	14.29
Key Fund Statistics
Net Assets	$579,147,421
Number of Portfolio Holdings	30
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,985,655

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHTYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Long-Short Fund

Investor - DIAMX

This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$184	1.68%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAMX) returned 18.76% for the year ended December 31, 2025. Over that same period, the Russell 1000 Index returned 17.37% and the 60%/40% Blended Index returned 12.12%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Investor class, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Investor - $20,959
Russell 3000 Index - $38,012
Russell 1000 Index - $39,030
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index - $25,459

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	18.76%	9.72%	7.68%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Index	17.37	13.59	14.59
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	12.12	9.64	9.78
Key Fund Statistics
Net Assets	$2,344,482,113
Number of Portfolio Holdings	100
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$17,879,309
Number of Long/(Short) Holdings in Portfolio	56/(44)

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DIAMX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Long-Short Fund

Class I - DHLSX

This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$152	1.39%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLSX) returned 19.10% for the year ended December 31, 2025. Over that same period, the Russell 1000 Index returned 17.37% and the 60%/40% Blended Index returned 12.12%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class I - $21,578
Russell 3000 Index - $38,012
Russell 1000 Index - $39,030
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index - $25,459

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	19.10%	10.04%	7.99%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Index	17.37	13.59	14.59
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	12.12	9.64	9.78
Key Fund Statistics
Net Assets	$2,344,482,113
Number of Portfolio Holdings	100
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$17,879,309
Number of Long/(Short) Holdings in Portfolio	56/(44)

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLSX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Long-Short Fund

Class Y - DIAYX

This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$139	1.27%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAYX) returned 19.24% for the year ended December 31, 2025. Over that same period, the Russell 1000 Index returned 17.37% and the 60%/40% Blended Index returned 12.12%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Long-Short Fund Class Y, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class Y - $1,090,954
Russell 3000 Index - $1,900,584
Russell 1000 Index - $1,951,488
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index - $1,272,936

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	19.24%	10.17%	8.11%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Index	17.37	13.59	14.59
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	12.12	9.64	9.78
Key Fund Statistics
Net Assets	$2,344,482,113
Number of Portfolio Holdings	100
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$17,879,309
Number of Long/(Short) Holdings in Portfolio	56/(44)

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DIAYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill International Fund

Investor - DHIAX

This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$131	1.15%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIAX) returned 27.87% for the year ended December 31, 2025. Over that same period, the MSCI ACWI ex USA Index returned 32.39%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Investor class and the MSCI ACWI ex USA Index.
DH International Fund - Investor - $23,024
MSCI ACWI ex USA Index - $21,467

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (12/30/2016)
Investor	27.87%	8.62%	9.71%
MSCI ACWI ex USA Index	32.39	7.91	8.86
Key Fund Statistics
Net Assets	$161,279,956
Number of Portfolio Holdings	55
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$1,035,467

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHIAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill International Fund

Class I - DHIIX

This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$98	0.86%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIIX) returned 28.27% for the year ended December 31, 2025. Over that same period, the MSCI ACWI ex USA Index returned 32.39%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I and the MSCI ACWI ex USA Index.
DH International Fund - Class I - $23,637
MSCI ACWI ex USA Index - $21,467

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (12/30/2016)
Class I	28.27%	8.95%	10.03%
MSCI ACWI ex USA Index	32.39	7.91	8.86
Key Fund Statistics
Net Assets	$161,279,956
Number of Portfolio Holdings	55
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$1,035,467

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHIIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill International Fund

Class Y - DHIYX

This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$85	0.74%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIYX) returned 28.44% for the year ended December 31, 2025. Over that same period, the MSCI ACWI ex USA Index returned 32.39%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill International Fund Class Y and the MSCI ACWI ex USA Index.
DH International Fund - Class Y - $1,194,255
MSCI ACWI ex USA Index - $1,073,357

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (12/30/2016)
Class Y	28.44%	9.09%	10.16%
MSCI ACWI ex USA Index	32.39	7.91	8.86
Key Fund Statistics
Net Assets	$161,279,956
Number of Portfolio Holdings	55
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$1,035,467

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.
AR-DHIYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Short Duration Securitized Bond Fund

Investor - DHEAX

This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$84	0.81%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEAX) returned 6.22% for the year ended December 31, 2025. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 5.35%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Contribution to Return (%) by Sector
2.50
2.00
1.50
1.00
0.50
--
ABS
Non-Agency MBS
Non-Agency CMBS
Agency MBS
Corporate Credit
Government Related
Non Corporate Credit
Treasury

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg 1-3 Year US Government/Credit Index.
DH Short Duration Securitized Bond Fund - Investor - $14,431
Bloomberg US Aggregate Bond Index - $11,503
Bloomberg 1-3 Year US Government/Credit Index - $12,087

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Investor	6.22%	4.41%	3.94%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Bloomberg 1-3 Year US Government/Credit Index	5.35	1.97	2.02
Key Fund Statistics
Net Assets	$4,866,607,054
Number of Portfolio Holdings	576
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$14,665,247
Effective Duration	1.30
Weighted Average Life	2.09
Option-Adjusted Spread	276

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHEAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Short Duration Securitized Bond Fund

Class I - DHEIX

This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.52%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEIX) returned 6.60% for the year ended December 31, 2025. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 5.35%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg 1-3 Year US Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class I - $14,844
Bloomberg US Aggregate Bond Index - $11,503
Bloomberg 1-3 Year US Government/Credit Index - $12,087

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class I	6.60%	4.73%	4.25%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Bloomberg 1-3 Year US Government/Credit Index	5.35	1.97	2.02
Key Fund Statistics
Net Assets	$4,866,607,054
Number of Portfolio Holdings	576
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$14,665,247
Effective Duration	1.30
Weighted Average Life	2.09
Option-Adjusted Spread	276

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHEIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Short Duration Securitized Bond Fund

Class Y - DHEYX

This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$41	0.40%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEYX) returned 6.62% for the year ended December 31, 2025. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 5.35%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg 1-3 Year US Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class Y - $750,282
Bloomberg US Aggregate Bond Index - $575,163
Bloomberg 1-3 Year US Government/Credit Index - $604,351

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	6.62%	4.85%	4.37%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Bloomberg 1-3 Year US Government/Credit Index	5.35	1.97	2.02
Key Fund Statistics
Net Assets	$4,866,607,054
Number of Portfolio Holdings	576
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$14,665,247
Effective Duration	1.30
Weighted Average Life	2.09
Option-Adjusted Spread	276

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHEYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Securitized Total Return Fund

Investor - DHWAX

This annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of June 30, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Investor	$60*	1.16%
*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
How did the Fund perform during the period, and what affected its performance?

The Fund (Ticker: DHWAX) returned 4.86% for the period ended December 31, 2025. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 4.10%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS) sector.

Contribution to Return (%) by Sector
5.00
4.50
4.00
3.50
3.00
2.50
2.00
1.50
1.00
0.50
--
Agency MBS
Non-Agency MBS
Non-Agency CMBS
ABS
Corporate Credit
Agency CMBS

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Securitized Total Return Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Securitized: MBS, ABS and CMBS Index.
DH Securitized Total Return Fund - Investor - $10,486
Bloomberg US Aggregate Bond Index - $10,315
Bloomberg US Securitized: MBS, ABS and CMBS Index - $10,410

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
Since Inception (06/30/2025)
Investor	4.86%
Bloomberg US Aggregate Bond Index	3.15
Bloomberg US Securitized: MBS, ABS and CMBS Index	4.10
Key Fund Statistics
Net Assets	$31,232,333
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$101,814
Effective Duration	5.38
Weighted Average Life	5.93
Option-Adjusted Spread	179

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHWAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Securitized Total Return Fund

Class I - DHWIX

This annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of June 30, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45*	0.87%
*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
How did the Fund perform during the period, and what affected its performance?

The Fund (Ticker: DHWIX) returned 5.03% for the period ended December 31, 2025. Over that same period, the Bloomberg US Securitized: MBS ABS CMBS Index returned 4.10%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS) sector.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Securitized Total Return Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Securitized: MBS, ABS and CMBS Index.
DH Securitized Total Return Fund - Class I - $10,503
Bloomberg US Aggregate Bond Index - $10,315
Bloomberg US Securitized: MBS, ABS and CMBS Index - $10,410

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
Since Inception (06/30/2025)
Class I	5.03%
Bloomberg US Aggregate Bond Index	3.15
Bloomberg US Securitized: MBS, ABS and CMBS Index	4.10
Key Fund Statistics
Net Assets	$31,232,333
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$101,814
Effective Duration	5.38
Weighted Average Life	5.93
Option-Adjusted Spread	179

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHWIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Securitized Total Return Fund

Class Y - DHWYX

This annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of June 30, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$39*	0.75%
*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
How did the Fund perform during the period, and what affected its performance?

The Fund (Ticker: DHWYX) returned 5.08% for the period ended December 31, 2025. Over that same period, the Bloomberg US Securitized: MBS ABS CMBS Index returned 4.10%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS) sector.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Securitized Total Return Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Securitized: MBS, ABS and CMBS Index.
DH Securitized Total Return Fund - Class Y - $525,418
Bloomberg US Aggregate Bond Index - $515,764
Bloomberg US Securitized: MBS, ABS and CMBS Index - $520,493

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
Since Inception (06/30/2025)
Class Y	5.08%
Bloomberg US Aggregate Bond Index	3.15
Bloomberg US Securitized: MBS, ABS and CMBS Index	4.10
Key Fund Statistics
Net Assets	$31,232,333
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$101,814
Effective Duration	5.38
Weighted Average Life	5.93
Option-Adjusted Spread	179

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHWYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Core Bond Fund

Investor - DHRAX

This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$79	0.76%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRAX) returned 6.95% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Contribution to Return (%) by Sector
3.00
2.50
2.00
1.50
1.00
0.50
--
Agency MBS
Corporate Credit
Treasury
Non-Agency MBS
ABS
Non-Agency CMBS
Agency CMBS
Non Corporate Credit
Government Related

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Investor - $12,116
Bloomberg US Aggregate Bond Index - $11,503

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Investor	6.95%	0.35%	2.04%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Key Fund Statistics
Net Assets	$3,078,755,052
Number of Portfolio Holdings	1,110
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$7,748,724
Effective Duration	5.58
Weighted Average Life	7.11
Option-Adjusted Spread	131

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHRAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Core Bond Fund

Class I - DHRIX

This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$49	0.47%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRIX) returned 7.16% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class I - $12,438
Bloomberg US Aggregate Bond Index - $11,503

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class I	7.16%	0.61%	2.33%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Key Fund Statistics
Net Assets	$3,078,755,052
Number of Portfolio Holdings	1,110
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$7,748,724
Effective Duration	5.58
Weighted Average Life	7.11
Option-Adjusted Spread	131

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHRIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Core Bond Fund

Class Y - DHRYX

This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$36	0.35%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRYX) returned 7.39% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class Y - $628,860
Bloomberg US Aggregate Bond Index - $575,163

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	7.39%	0.74%	2.45%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Key Fund Statistics
Net Assets	$3,078,755,052
Number of Portfolio Holdings	1,110
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$7,748,724
Effective Duration	5.58
Weighted Average Life	7.11
Option-Adjusted Spread	131

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHRYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Core Plus Bond Fund

Investor - DHNAX

This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$89	0.86%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHNAX) returned 7.77% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Contribution to Return (%) by Sector
4.00
3.50
3.00
2.50
2.00
1.50
1.00
0.50
-
Agency MBS
Corporate Credit
Treasury
ABS
Non-Agency MBS
Non-Agency CMBS
Agency CMBS
Non Corporate Credit
Government Related

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Plus Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Investor - $10,702
Bloomberg US Aggregate Bond Index - $10,521

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (10/15/2024)
Investor	7.77%	5.76%
Bloomberg US Aggregate Bond Index	7.30	4.29
Key Fund Statistics
Net Assets	$97,213,012
Number of Portfolio Holdings	455
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$264,330
Effective Duration	5.77
Weighted Average Life	7.12
Option-Adjusted Spread	155

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHNAX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Core Plus Bond Fund

Class I - DHNIX

This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	0.57%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHNIX) returned 8.03% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Plus Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Class I - $10,736
Bloomberg US Aggregate Bond Index - $10,521

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (10/15/2024)
Class I	8.03%	6.04%
Bloomberg US Aggregate Bond Index	7.30	4.29
Key Fund Statistics
Net Assets	$97,213,012
Number of Portfolio Holdings	455
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$264,330
Effective Duration	5.77
Weighted Average Life	7.12
Option-Adjusted Spread	155

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHNIX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Core Plus Bond Fund

Class Y - DHNYX

This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$47	0.45%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHNYX) returned 8.25% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Plus Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Class Y - $537,924
Bloomberg US Aggregate Bond Index - $526,070

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (10/15/2024)
Class Y	8.25%	6.22%
Bloomberg US Aggregate Bond Index	7.30	4.29
Key Fund Statistics
Net Assets	$97,213,012
Number of Portfolio Holdings	455
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$264,330
Effective Duration	5.77
Weighted Average Life	7.12
Option-Adjusted Spread	155

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHNYX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2025

Diamond Hill Large Cap Concentrated ETF

DHLX

NYSE Arca, Inc.

This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Diamond Hill Large Cap Concentrated ETF	$60	0.57%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLX) returned 8.97% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated ETF, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Conc ETF - $15,453
Russell 3000 Index - $18,065
Russell 1000 Value Index - $16,274
Russell 1000 Index - $18,530

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (02/26/2021)
Diamond Hill Large Cap Concentrated ETF	8.97%	9.40%
Russell 3000 Index	17.15	12.99
Russell 1000 Value Index	15.91	10.60
Russell 1000 Index	17.37	13.61
Key Fund Statistics
Net Assets	$61,935,737
Number of Portfolio Holdings	21
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$194,518

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.5
Berkshire Hathaway, Inc., Class B	6.5
Waste Management, Inc.	6.2
Texas Instruments, Inc.	6.1
Colgate-Palmolive Co.	5.7
Aon plc, Class A	5.7
Abbott Laboratories	5.7
Capital One Financial Corp.	4.9
ConocoPhillips	4.8
Union Pacific Corp.	4.7

Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLX-123125

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2025 | DIAMOND-HILL.COM

(b)	Included with (a)

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Ms. Tamara L. Fagely and Ms. Jody T. Foster, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $211,500 and $184,750 in fiscal 2025 and 2024, respectively. 2025 and 2024 fees include fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2025 and 2024.

(c) Tax Fees. Fees for tax compliance services totaled $59,250 and $54,000 in fiscal 2025 and 2024, respectively.

(d) All Other Fees. All other fees totaled $2,250 and $0 in fiscal 2025 and 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Audit Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Audit Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of the registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, and services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $62,500 and $64,500 in 2025 and 2024, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable

(j) Not applicable

Item 5.	Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6.	Investments.

(a) The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Annual Financial Statements and
Additional Information

December 31, 2025

Small Cap Fund	International Fund
Small-Mid Cap Fund	Short Duration Securitized Bond Fund
Mid Cap Fund	Securitized Total Return Fund
Large Cap Fund	Core Bond Fund
Select Fund	Core Plus Bond Fund
Long-Short Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	94
Statements of Operations	96
Statements of Changes in Net Assets	99
Financial Highlights	116
Notes to Financial Statements	138
Report of Independent Registered Public Accounting Firm	154
Additional Information	156

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Our Shared Investment Principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.3%
Consumer Discretionary — 8.9%
American Eagle Outfitters, Inc. (a)	81,284	$2,143,459
Century Communities, Inc.	24,743	1,468,497
Green Brick Partners, Inc. (a)(b)	13,543	848,604
Johnson Outdoors, Inc., Class A (a)	35,418	1,503,494
Red Rock Resorts, Inc., Class A (a)	183,295	11,355,125
Rocky Brands, Inc. (a)	69,611	2,041,691
		19,360,870
Consumer Staples — 6.8%
Mama’s Creations, Inc. (a)(b)	273,769	3,693,144
Marzetti Co. (The)	8,708	1,431,769
Oil-Dri Corp. of America (a)	95,951	4,695,842
Utz Brands, Inc. (a)	483,807	5,021,917
		14,842,672
Energy — 3.8%
Centrus Energy Corp., Class A (a)(b)	3,677	892,629
Magnolia Oil & Gas Corp., Class A (a)	338,368	7,406,876
		8,299,505
Financials — 16.6%
Bank OZK	183,034	8,423,225
BOK Financial Corp. (a)	14,295	1,693,386
First Western Financial, Inc. (b)	67,661	1,813,991
International General Insurance Holdings Ltd. (a)	239,868	6,018,288
Live Oak Bancshares, Inc. (a)	170,502	5,856,744
MVB Financial Corp. (a)	32,940	850,840
Silvercrest Asset Management Group, Inc., Class A (a)	102,997	1,564,524
Triumph Financial, Inc. (b)	159,432	9,985,226
		36,206,224

	Shares	Fair Value
Health Care — 11.3%
Astrana Health, Inc. (a)(b)	353,885	$8,779,887
Avanos Medical, Inc. (a)(b)	303,328	3,406,373
Mesa Laboratories, Inc. (a)	96,642	7,586,397
UFP Technologies, Inc. (a)(b)	21,976	4,879,331
		24,651,988
Industrials — 25.9%
Allegiant Travel Co. (a)(b)	53,496	4,561,604
Allient, Inc. (a)	33,803	1,816,911
Asure Software, Inc. (a)(b)	151,973	1,431,586
AZZ, Inc. (a)	24,891	2,667,817
Cimpress plc (b)	24,704	1,645,039
Concrete Pumping Holdings, Inc. (a)	351,497	2,358,545
Ducommun, Inc. (b)	92,020	8,753,863
Energy Recovery, Inc. (b)	90,243	1,217,378
ESAB Corp.	20,486	2,288,696
First Advantage Corp. (b)	173,789	2,525,154
Fortune Brands Innovations, Inc.	39,853	1,993,447
FTAI Infrastructure, Inc. (a)	980,786	4,521,424
Graham Corp. (a)(b)	90,402	5,806,520
Helios Technologies, Inc.	28,211	1,509,006
Hurco Cos., Inc. (b)	57,471	887,927
Miller Industries, Inc.	32,549	1,216,356
Perma-Fix Environmental Services, Inc. (a)(b)	186,240	2,344,762
Proficient Auto Logistics, Inc. (a)(b)	513,192	4,947,171
Thermon Group Holdings, Inc. (b)	65,645	2,439,368
Transcat, Inc. (a)(b)	25,406	1,441,282
		56,373,856
Information Technology — 1.8%
Progress Software Corp. (b)	68,357	2,936,617
Rimini Street, Inc. (a)(b)	262,468	1,018,376
		3,954,993

2 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.3% continued
Materials — 10.2%
Ashland, Inc.	35,187	$2,064,421
Core Molding Technologies, Inc. (a)(b)	86,209	1,728,490
Orion SA	272,000	1,436,160
Taseko Mines Ltd. (a)(b)	1,061,877	6,010,224
Titan America SA (a)	242,909	4,003,140
United States Lime & Minerals, Inc. (a)	58,494	7,004,072
		22,246,507
Real Estate — 9.9%
Alexandria Real Estate Equities, Inc.	21,520	1,053,189
Centerspace (a)	38,744	2,585,000
CubeSmart	104,804	3,778,184
Curbline Properties Corp. (a)	144,760	3,359,880
Ryman Hospitality Properties, Inc. (a)	91,621	8,669,179
Strawberry Fields REIT, Inc.	164,993	2,161,408
		21,606,840
Utilities — 2.1%
UGI Corp.	122,631	4,590,078

Total Common Stocks
(Cost $155,304,304)		$212,133,533

	Shares	Fair Value
Registered Investment Companies — 24.0%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (c)	5,829,927	$5,829,927
State Street Navigator Securities Lending Portfolio I, 3.38% (c)(d)	46,400,436	46,400,436
Total Registered Investment Companies
(Cost $52,230,363)		$52,230,363

Total Investment Securities — 121.3%
(Cost $207,534,667)		$264,363,896

Liabilities in Excess of Other Assets — (21.3)%		(46,472,175)

Net Assets — 100.0%		$217,891,721

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $64,113,949.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SA — Societe Anonyme

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.9%
Communication Services — 2.4%
IAC, Inc. (a)(b)	195,405	$7,640,335
Liberty Media Corp. — Liberty Formula One — Series C (a)(b)	124,669	12,281,143
		19,921,478
Consumer Discretionary — 4.6%
Bath & Body Works, Inc.	145,000	2,911,600
CarMax, Inc. (b)	97,699	3,775,089
NVR, Inc. (b)	1,125	8,204,366
Red Rock Resorts, Inc., Class A (a)	396,789	24,581,078
		39,472,133
Consumer Staples — 5.8%
General Mills, Inc.	131,107	6,096,475
Marzetti Co. (The)	52,118	8,569,242
Post Holdings, Inc. (a)(b)	346,222	34,293,289
		48,959,006
Energy — 2.9%
Civitas Resources, Inc. (a)	407,000	11,025,630
Coterra Energy, Inc.	506,658	13,335,239
		24,360,869
Financials — 13.4%
Brown & Brown, Inc. (a)	51,521	4,106,224
Equitable Holdings, Inc.	280,251	13,353,960
First Horizon Corp.	306,764	7,331,660
Loews Corp.	52,212	5,498,446
RenaissanceRe Holdings Ltd. (a)	54,314	15,270,924
Rocket Cos., Inc., Class A	1,102,923	21,352,589
Stifel Financial Corp.	73,609	9,217,319
Synovus Financial Corp.	155,923	7,803,946
Triumph Financial, Inc. (b)	155,556	9,742,472
Webster Financial Corp.	326,934	20,577,226
		114,254,766
Health Care — 13.1%
Boston Scientific Corp. (b)	45,589	4,346,911
Cooper Cos., Inc. (The) (b)	93,583	7,670,063
ICON plc (b)	93,008	16,947,918
Illumina, Inc. (a)(b)	126,607	16,605,774

	Shares	Fair Value
Health Care — 13.1% continued
Labcorp Holdings, Inc.	50,548	$12,681,482
Perrigo Co. plc (a)	360,000	5,011,200
Revvity, Inc. (a)	164,558	15,920,986
Solventum Corp. (b)	195,582	15,497,918
Teleflex, Inc. (a)	138,900	16,951,356
		111,633,608
Industrials — 27.3%
Alaska Air Group, Inc. (a)(b)	111,110	5,588,833
Booz Allen Hamilton Holding Corp. (a)	77,171	6,510,145
Builders FirstSource, Inc. (b)	63,593	6,543,084
Energy Recovery, Inc. (b)	431,923	5,826,641
ESAB Corp.	93,082	10,399,121
First Advantage Corp. (b)	759,606	11,037,075
Fortune Brands Innovations, Inc.	200,165	10,012,253
FTI Consulting, Inc. (a)(b)	87,237	14,902,697
Gates Industrial Corp. plc (b)	1,231,521	26,440,756
Generac Holdings, Inc. (b)	36,882	5,029,598
Huntington Ingalls Industries, Inc.	111,738	37,998,742
Regal Rexnord Corp.	224,241	31,465,497
SS&C Technologies Holdings, Inc.	259,279	22,666,170
Toro Co. (The)	113,079	8,901,579
TransUnion (a)	150,584	12,912,578
WESCO International, Inc. (a)	64,051	15,669,437
		231,904,206
Information Technology — 8.0%
Ciena Corp. (b)	30,309	7,088,366
GoDaddy, Inc., Class A (b)	66,832	8,292,515
Progress Software Corp. (b)	258,219	11,093,088
Teledyne Technologies, Inc. (a)(b)	21,505	10,983,249
VeriSign, Inc. (a)	72,307	17,566,986
Wix.com Ltd. (b)	127,028	13,196,939
		68,221,143

4 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.9% continued
Materials — 5.5%
Ashland, Inc.	309,800	$18,175,966
Knife River Corp. (a)(b)	202,217	14,225,966
Taseko Mines Ltd. (a)(b)	1,670,797	9,456,711
Westlake Corp. (a)	71,340	5,274,880
		47,133,523
Real Estate — 13.1%
Alexandria Real Estate Equities, Inc.	87,721	4,293,066
CubeSmart	768,248	27,695,340
Invitation Homes, Inc.	432,633	12,022,871
Mid-America Apartment Communities, Inc.	171,126	23,771,113
Rexford Industrial Realty, Inc. (a)	268,740	10,405,613
Ryman Hospitality Properties, Inc. (a)	161,421	15,273,655
SBA Communications Corp., Class A	94,763	18,330,007
		111,791,665
Utilities — 1.8%
UGI Corp. (a)	406,196	15,203,916

Total Common Stocks
(Cost $627,951,337)		$832,856,313

	Shares	Fair Value
Registered Investment Companies — 11.5%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (c)	39,010,519	$39,010,519
State Street Navigator Securities Lending Portfolio I, 3.38% (c)(d)	58,793,142	58,793,142
Total Registered Investment Companies
(Cost $97,803,661)		$97,803,661

Total Investment Securities — 109.4%
(Cost $725,754,998)		$930,659,974

Liabilities in Excess of Other Assets — (9.4)%		(79,790,711)

Net Assets — 100.0%		$850,869,263

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $96,261,981.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 95.6%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One — Series C (a)	11,131	$1,096,515
Consumer Discretionary — 4.2%
CarMax, Inc. (a)	8,979	346,948
NVR, Inc. (a)	106	773,034
Red Rock Resorts, Inc., Class A	33,160	2,054,262
		3,174,244
Consumer Staples — 6.2%
General Mills, Inc.	12,484	580,506
Post Holdings, Inc. (a)	29,441	2,916,131
Sysco Corp.	17,178	1,265,847
		4,762,484
Energy — 2.6%
Coterra Energy, Inc.	39,590	1,042,009
Diamondback Energy, Inc.	6,510	978,648
		2,020,657
Financials — 14.9%
American International Group, Inc.	43,725	3,740,674
Equitable Holdings, Inc.	25,083	1,195,205
Hartford Insurance Group, Inc. (The) (b)	5,035	693,823
LPL Financial Holdings, Inc. (b)	3,039	1,085,440
Rocket Cos., Inc., Class A	97,033	1,878,559
Stifel Financial Corp.	3,463	433,637
Webster Financial Corp.	13,294	836,724
Willis Towers Watson plc	4,797	1,576,294
		11,440,356
Health Care — 16.3%
Boston Scientific Corp. (a)	13,473	1,284,650
Cooper Cos., Inc. (The) (a)	10,827	887,381
Humana, Inc.	6,668	1,707,875
ICON plc (a)	8,222	1,498,213
Illumina, Inc. (a)	11,066	1,451,416
Labcorp Holdings, Inc.	4,085	1,024,845

	Shares	Fair Value
Health Care — 16.3% continued
Revvity, Inc. (b)	14,469	$1,399,876
Solventum Corp. (a)	11,435	906,109
Teleflex, Inc.	11,040	1,347,322
Zoetis, Inc.	7,839	986,303
		12,493,990
Industrials — 24.6%
Alaska Air Group, Inc. (a)(b)	9,800	492,940
Ferguson Enterprises, Inc.	5,627	1,252,739
Fortune Brands Innovations, Inc.	15,579	779,262
FTI Consulting, Inc. (a)	6,038	1,031,471
Huntington Ingalls Industries, Inc.	7,737	2,631,122
Johnson Controls International plc	8,245	987,339
L3Harris Technologies, Inc.	5,425	1,592,617
Parker-Hannifin Corp. (b)	2,373	2,085,772
Regal Rexnord Corp.	20,138	2,825,764
SS&C Technologies Holdings, Inc.	23,236	2,031,291
Toro Co. (The)	7,656	602,680
TransUnion	13,143	1,127,012
WESCO International, Inc.	5,679	1,389,311
		18,829,320
Information Technology — 6.7%
Ciena Corp. (a)	2,625	613,909
GoDaddy, Inc., Class A (a)	6,033	748,575
Teledyne Technologies, Inc. (a)	2,026	1,034,739
VeriSign, Inc.	6,411	1,557,552
Wix.com Ltd. (a)	11,348	1,178,944
		5,133,719
Materials — 6.2%
Ashland, Inc.	27,274	1,600,166
Freeport-McMoRan, Inc.	29,446	1,495,562
Martin Marietta Materials, Inc.	1,921	1,196,130
Westlake Corp. (b)	6,423	474,917
		4,766,775

6 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

	Shares	Fair Value
Common Stocks — 95.6% continued
Real Estate — 10.7%
CubeSmart	50,939	$1,836,351
Extra Space Storage, Inc.	9,532	1,241,257
Mid-America Apartment Communities, Inc.	10,818	1,502,728
Ryman Hospitality Properties, Inc.	12,226	1,156,824
SBA Communications Corp., Class A	8,435	1,631,582
Ventas, Inc.	11,013	852,186
		8,220,928
Utilities — 1.8%
UGI Corp.	35,907	1,343,999

Total Common Stocks
(Cost $49,757,742)		$73,282,987

Registered Investment Companies — 11.0%
State Street Institutional US Government Money Market Fund - Premier Class, 3.74% (c)	3,151,882	3,151,882
State Street Navigator Securities Lending Portfolio I, 3.38% (c)(d)	5,312,253	5,312,253
Total Registered Investment Companies
(Cost $8,464,135)		$8,464,135

Total Investment Securities — 106.6%
(Cost $58,221,877)		$81,747,122

Liabilities in Excess of Other Assets — (6.6)%		(5,082,876)

Net Assets — 100.0%		$76,664,246

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $5,947,579.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2025

Diamond Hill Large Cap Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.5%
Communication Services — 2.2%
Walt Disney Co. (The)	1,240,016	$141,076,620

Consumer Discretionary — 6.3%
Amazon.com, Inc. (a)	364,439	84,119,810
CarMax, Inc. (a)	1,389,765	53,700,520
General Motors Co. (b)	935,819	76,100,801
NVR, Inc. (a)(b)	11,925	86,966,282
Starbucks Corp. (b)	1,132,447	95,363,362
		396,250,775
Consumer Staples — 8.4%
Colgate-Palmolive Co.	3,066,760	242,335,375
General Mills, Inc.	2,946,449	137,009,879
Sysco Corp.	2,015,513	148,523,153
		527,868,407
Energy — 5.7%
ConocoPhillips	1,864,628	174,547,827
Diamondback Energy, Inc.	917,682	137,955,135
EQT Corp.	890,821	47,748,006
		360,250,968
Financials — 24.7%
American International Group, Inc. (b)	3,496,485	299,124,292
Aon plc, Class A	623,893	220,159,362
Bank of America Corp.	2,813,382	154,736,010
Berkshire Hathaway, Inc., Class B (a)	581,639	292,360,843
Capital One Financial Corp.	863,873	209,368,260
Equitable Holdings, Inc.	1,593,545	75,932,419
KeyCorp (b)	4,182,963	86,336,356
MetLife, Inc.	1,603,744	126,599,551
Visa, Inc., Class A	241,668	84,755,384
		1,549,372,477
Health Care — 14.9%
Abbott Laboratories (b)	2,063,571	258,544,811
Cooper Cos., Inc. (The) (a)	1,219,637	99,961,449
Labcorp Holdings, Inc.	429,174	107,671,173
Medtronic plc	759,463	72,954,016
Pfizer, Inc.	3,707,667	92,320,908
Solventum Corp. (a)	485,253	38,451,448
Thermo Fisher Scientific, Inc.	204,828	118,687,585

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.5% continued
Health Care — 14.9% continued
Zoetis, Inc.	1,169,484	$147,144,477
		935,735,867
Industrials — 15.9%
Builders FirstSource, Inc. (a)	577,494	59,418,358
Deere & Co.	237,242	110,452,758
Dover Corp.	272,578	53,218,129
FedEx Corp.	293,084	84,660,244
Ferguson Enterprises, Inc. (b)	382,370	85,127,033
L3Harris Technologies, Inc.	284,128	83,411,457
Regal Rexnord Corp. (b)	637,587	89,466,208
SS&C Technologies Holdings, Inc.	916,858	80,151,726
Union Pacific Corp.	605,767	140,126,022
Waste Management, Inc.	979,062	215,109,712
		1,001,141,647
Information Technology — 10.1%
Accenture plc, Class A	336,027	90,156,044
Adobe, Inc. (a)	385,129	134,791,299
Salesforce, Inc. (b)	565,037	149,683,952
Texas Instruments, Inc.	1,240,805	215,267,259
Wix.com Ltd. (a)(b)	452,335	46,993,083
		636,891,637
Materials — 5.1%
International Paper Co. (b)	2,413,793	95,079,306
Martin Marietta Materials, Inc.	178,170	110,939,332
Nucor Corp.	690,512	112,629,412
		318,648,050
Real Estate — 4.2%
Extra Space Storage, Inc.	913,837	118,999,854
SBA Communications Corp., Class A	755,248	146,087,621
		265,087,475

Total Common Stocks
(Cost $5,155,345,181)		$6,132,323,923

	Shares	Fair Value
Registered Investment Companies — 3.1%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (c)	138,794,996	$138,794,996
State Street Navigator Securities Lending Portfolio I, 3.38% (c)(d)	54,190,313	54,190,313
Total Registered Investment Companies
(Cost $192,985,309)		$192,985,309

Total Investment Securities — 100.6%
(Cost $5,348,330,490)		$6,325,309,232

Liabilities in Excess of Other Assets — (0.6)%		(39,608,145)

Net Assets — 100.0%		$6,285,701,087

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $89,838,451.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Select Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.0%
Consumer Discretionary — 11.7%
CarMax, Inc. (a)	464,895	$17,963,543
Red Rock Resorts, Inc., Class A (b)	533,145	33,028,333
Starbucks Corp.	202,414	17,045,283
		68,037,159
Consumer Staples — 3.3%
Colgate-Palmolive Co.	241,094	19,051,248

Energy — 6.3%
Antero Resources Corp. (a)	496,656	17,114,766
Diamondback Energy, Inc.	127,115	19,109,198
		36,223,964
Financials — 24.6%
American International Group, Inc.	504,885	43,192,912
Berkshire Hathaway, Inc., Class B (a)	62,636	31,483,985
Capital One Financial Corp.	145,765	35,327,605
KeyCorp	773,710	15,969,374
Rocket Cos., Inc., Class A	847,662	16,410,736
		142,384,612
Health Care — 7.6%
Abbott Laboratories	153,995	19,294,034
Solventum Corp. (a)	112,477	8,912,677
Zoetis, Inc.	124,818	15,704,601
		43,911,312
Industrials — 24.3%
Builders FirstSource, Inc. (a)	81,762	8,412,492
Cimpress plc (a)(b)	532,671	35,470,562
Huntington Ingalls Industries, Inc.	46,059	15,663,284
Regal Rexnord Corp.	242,227	33,989,293
SS&C Technologies Holdings, Inc.	163,066	14,255,230
Union Pacific Corp.	61,473	14,219,934
Waste Management, Inc.	85,973	18,889,128
		140,899,923

	Shares	Fair Value
Information Technology — 10.5%
Adobe, Inc. (a)	37,141	$12,998,979
Salesforce, Inc.	68,194	18,065,273
Texas Instruments, Inc.	108,744	18,865,997
Wix.com Ltd. (a)	107,496	11,167,759
		61,098,008
Materials — 6.5%
Ashland, Inc.	407,326	23,897,816
International Paper Co. (b)	346,711	13,656,946
		37,554,762
Real Estate — 2.2%
SBA Communications Corp., Class A	65,995	12,765,413

Total Common Stocks
(Cost $465,307,150)		$561,926,401

Registered Investment Companies — 5.1%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (c)	16,375,373	16,375,373
State Street Navigator Securities Lending Portfolio I, 3.38% (c)(d)	12,970,351	12,970,351
Total Registered Investment Companies
(Cost $29,345,725)		$29,345,724

Total Investment Securities — 102.1%
(Cost $494,652,875)		$591,272,125

Liabilities in Excess of Other Assets — (2.1)%		(12,124,704)

Net Assets — 100.0%		$579,147,421

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $32,291,277.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 9

Diamond Hill Long-Short Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 88.2%
Communication Services — 9.8%
Alphabet, Inc., Class A	335,357	$104,966,741
Meta Platforms, Inc., Class A	136,789	90,293,051
Walt Disney Co. (The)	304,040	34,590,631
		229,850,423
Consumer Discretionary — 4.6%
Amazon.com, Inc. (a)	213,577	49,297,843
Lear Corp.	167,697	19,218,076
TJX Cos., Inc. (The)	134,416	20,647,642
Ulta Beauty, Inc. (a)	32,547	19,691,260
		108,854,821
Consumer Staples — 3.2%
Constellation Brands, Inc., Class A	230,266	31,767,497
Sysco Corp.	569,695	41,980,825
		73,748,322
Energy — 4.5%
Chevron Corp.	290,149	44,221,609
Coterra Energy, Inc.	848,653	22,336,547
Diamondback Energy, Inc.	265,318	39,885,255
		106,443,411
Financials — 19.7%
American International Group, Inc.	1,075,744	92,029,899
Aon plc, Class A	109,184	38,528,850
Bank of America Corp.	546,845	30,076,475
Berkshire Hathaway, Inc., Class B (a)	58,824	29,567,884
Capital One Financial Corp.	179,985	43,621,165
Citigroup, Inc.	756,106	88,230,009
Fidelity National Information Services, Inc.	437,370	29,067,610
Hartford Insurance Group, Inc. (The)	172,349	23,749,692
KKR & Co., Inc.	50,688	6,461,706
Morgan Stanley	100,422	17,827,918
Truist Financial Corp.	765,286	37,659,724
Visa, Inc., Class A	74,077	25,979,545
		462,800,477

	Shares	Fair Value
Health Care — 13.7%
Abbott Laboratories	310,437	$38,894,652
Becton, Dickinson and Co.	152,941	29,681,260
Cooper Cos., Inc. (The) (a)	462,615	37,915,925
HCA Healthcare, Inc.	46,831	21,863,521
Labcorp Holdings, Inc.	90,084	22,600,274
Medtronic plc	361,391	34,715,219
Perrigo Co. plc (b)	1,852,395	25,785,338
Pfizer, Inc.	868,836	21,634,016
Solventum Corp. (a)	418,383	33,152,669
Zoetis, Inc.	432,360	54,399,535
		320,642,409
Industrials — 11.6%
Booz Allen Hamilton Holding Corp.	502,605	42,399,758
Builders FirstSource, Inc. (a)(c)	491,013	50,520,328
Dover Corp. (c)	175,380	34,241,191
ESAB Corp. (c)	177,770	19,860,464
Johnson Controls International plc (b)(c)	91,070	10,905,633
L3Harris Technologies, Inc. (c)	111,010	32,589,206
Parker-Hannifin Corp. (c)	52,106	45,799,090
SS&C Technologies Holdings, Inc.	413,390	36,138,554
		272,454,224
Information Technology — 16.7%
Adobe, Inc. (a)(c)	116,250	40,686,338
Ciena Corp. (a)	92,893	21,724,886
Microsoft Corp. (c)	204,811	99,050,696
Salesforce, Inc. (c)	193,220	51,185,910
SentinelOne, Inc., Class A (a)(c)	2,385,415	35,781,225
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	299,019	90,868,884
Texas Instruments, Inc.	123,441	21,415,779
VeriSign, Inc. (c)	121,500	29,518,425
		390,232,143
Materials — 2.0%
Ashland, Inc.	464,774	27,268,291
Freeport-McMoRan, Inc.	396,896	20,158,348
		47,426,639

10 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Common Stocks — 88.2% continued
Real Estate — 1.5%
Extra Space Storage, Inc.	265,324	$34,550,491

Utilities — 0.9%
Dominion Energy, Inc.	342,100	20,043,639

Total Common Stocks
(Cost $1,266,658,231)		$2,067,046,999

Registered Investment Companies — 10.4%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (d)	238,502,877	238,502,877
State Street Navigator Securities Lending Portfolio I, 3.38% (d)(e)	5,972,873	5,972,873
Total Registered Investment Companies
(Cost $244,475,750)		$244,475,750

Total Investment Securities — 98.6%
(Cost $1,511,133,981)		2,311,522,749

Segregated Cash With Custodian — 31.8%		746,399,745

Investments Sold Short — (31.2)%
(Proceeds $718,651,232)		(732,186,170)

Other Assets in Excess of Liabilities — 0.8%		18,745,789

Net Assets — 100.0%		$2,344,482,113

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $5,834,389.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of December 31, 2025.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
December 31, 2025

	Shares	Fair Value
Common Stocks — 31.2%
Consumer Discretionary — 9.0%
Acushnet Holdings Corp.	357,842	$28,562,948
Brinker International, Inc.	120,415	17,281,961
Cheesecake Factory, Inc. (The)	326,242	16,468,696
Choice Hotels International, Inc.	88,167	8,398,788
eBay, Inc.	342,298	29,814,156
GameStop Corp., Class A	415,063	8,334,465
Garmin Ltd.	147,037	29,826,455
Royal Caribbean Cruises Ltd.	71,905	20,055,743
Shake Shack, Inc., Class A	37,657	3,056,619
United Parks and Resorts, Inc.	187,715	6,814,055
Williams-Sonoma, Inc.	160,555	28,673,517
YETI Holdings, Inc.	307,275	13,572,337
		210,859,740
Consumer Staples — 1.2%
Clorox Co. (The)	38,620	3,894,055
Sprouts Farmers Market, Inc.	183,941	14,654,579
WD-40 Co.	53,022	10,440,032
		28,988,666
Financials — 3.3%
Affirm Holdings, Inc., Class A	312,102	23,229,752
Bank of Hawaii Corp.	403,850	27,611,225
Coinbase Global, Inc., Class A	35,260	7,973,696
Commerce Bancshares, Inc.	105,182	5,505,226
First Financial Bankshares, Inc.	149,547	4,466,969
Palomar Holdings, Inc.	58,936	7,942,215
		76,729,083
Health Care — 3.4%
Doximity, Inc., Class A	237,935	10,535,762
Medpace Holdings, Inc.	68,425	38,430,901
Penumbra, Inc.	32,445	10,087,475
ResMed, Inc.	91,580	22,058,875
		81,113,013

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
(Continued)
December 31, 2025

	Shares	Fair Value
Common Stocks — 31.2% continued
Industrials — 5.7%
Blue Bird Corp.	423,065	$19,884,055
Core & Main, Inc., Class A	551,313	28,651,737
Federal Signal Corp.	250,800	27,234,372
Matson, Inc.	238,160	29,424,668
Mueller Industries, Inc.	140,650	16,146,620
Powell Industries, Inc.	36,725	11,707,196
		133,048,648
Information Technology — 6.3%
Alarm.com Holdings, Inc.	483,704	24,678,578
Asana, Inc., Class A	372,888	5,112,294
Badger Meter, Inc.	66,817	11,653,553
F5, Inc.	65,087	16,614,108
International Business Machines Corp.	161,070	47,710,545
Pure Storage, Inc., Class A	190,865	12,789,864
Samsara, Inc., Class A	355,601	12,606,055
Teradata Corp.	533,985	16,254,503
		147,419,500
Materials — 0.4%
MP Materials Corp.	179,090	9,047,627

Real Estate — 1.0%
eXp World Holdings, Inc.	837,691	7,581,104
Host Hotels & Resorts, Inc.	451,610	8,007,045
Vornado Realty Trust	258,190	8,592,563
		24,180,712
Utilities — 0.9%
Ormat Technologies, Inc.	188,279	20,799,181

Total Investments Sold Short — 31.2%
(Proceeds $718,651,232)		$732,186,170

Percentages disclosed are based on total net assets of the Fund as of December 31, 2025.

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.0%
Australia — 1.9%
Whitehaven Coal Ltd.	597,760	$3,076,486

Austria — 1.7%
BAWAG Group AG	18,396	2,769,779

Canada — 8.7%
Agnico Eagle Mines Ltd.	10,219	1,732,935
Canadian Natural Resources Ltd. (a)	127,147	4,306,567
Franco-Nevada Corp.	11,932	2,473,297
Imperial Oil Ltd. (a)	40,225	3,475,146
North West Co., Inc. (The) (a)	56,816	2,024,575
		14,012,520
China — 3.9%
Alibaba Group Holding Ltd.	206,900	3,798,873
Tencent Holdings Ltd.	31,800	2,440,438
		6,239,311
Cyprus — 0.6%
Theon International plc (a)	33,206	1,039,713

France — 4.5%
Safran SA	11,920	4,150,569
Veolia Environnement SA	91,438	3,180,763
		7,331,332
Germany — 3.6%
Evotec SE (b)	215,817	1,364,785
Krones AG	28,001	4,434,506
		5,799,291
India — 4.2%
HDFC Bank Ltd. - ADR	158,056	5,775,366
Hindustan Aeronautics Ltd.	21,059	1,029,686
		6,805,052
Ireland — 4.5%
AIB Group plc	549,632	5,873,818
ICON plc (b)	7,239	1,319,091
		7,192,909

12 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Common Stocks — 97.0% continued
Japan — 6.9%
Hitachi Ltd.	106,100	$3,327,696
Max Co. Ltd.	111,300	4,924,909
Toyo Suisan Kaisha Ltd.	40,900	2,806,002
		11,058,607
Korea (Republic of) — 5.1%
Samsung Electronics Co. Ltd.	81,020	6,777,698
SK hynix, Inc.	3,194	1,443,727
		8,221,425
Mexico — 2.0%
Wal-Mart de Mexico SAB de CV	1,023,656	3,183,561

Netherlands — 4.8%
Allfunds Group plc	366,845	3,463,014
EXOR NV	48,372	4,107,564
Magnum Ice Cream Co. NV (The) (a)(b)	13,033	208,479
		7,779,057
Singapore — 1.4%
Singapore Exchange Ltd.	171,607	2,258,988

Sweden — 0.7%
Spotify Technology SA (b)	2,071	1,202,650

Switzerland — 6.9%
Compagnie Financiere Richemont SA, Class A	20,900	4,506,652
Novartis AG - ADR (a)	24,822	3,422,209
Roche Holdings AG	7,710	3,183,679
		11,112,540
Taiwan Province of China — 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,960	8,800,654

United Kingdom — 24.2%
Beazley plc	166,889	1,866,346
British American Tobacco plc	84,579	4,795,080
Bunzl plc	98,439	2,748,947
Compass Group plc	130,363	4,130,766
Glencore plc	715,850	3,913,506

	Shares	Fair Value
United Kingdom — 24.2% continued
Hikma Pharmaceuticals plc	51,999	$1,084,075
Howden Joinery Group plc	268,706	3,007,383
Imperial Brands plc	76,004	3,191,582
Melrose Industries plc	301,165	2,375,391
NatWest Group plc	330,065	2,895,569
Smith & Nephew plc	86,332	1,435,856
Tesco plc	437,176	2,599,942
Unilever plc	57,925	3,788,762
Wise plc, Class A (b)	104,083	1,246,980
		39,080,185
United States — 5.9%
Aurinia Pharmaceuticals, Inc. (b)	92,212	1,470,781
CNH Industrial NV	222,906	2,055,193
Ferguson Enterprises, Inc.	5,616	1,245,194
uniQure NV (a)(b)	33,333	797,659
Willis Towers Watson plc	11,878	3,903,111
		9,471,938

Total Common Stocks
(Cost $119,777,901)		$156,435,998

Preferred Stocks — 1.0%
Brazil — 1.0%
Itausa SA (Cost $1,585,307)	776,362	1,655,332

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Registered Investment Companies — 6.6%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (c)	1,880,472	$1,880,472
State Street Navigator Securities Lending Portfolio I, 3.38% (c)(d)	8,674,488	8,674,488
Total Registered Investment Companies
(Cost $10,554,960)		$10,554,960

Total Investment Securities — 104.6%
(Cost $131,918,168)		$168,646,290

Liabilities in Excess of Other Assets — (4.6)%		(7,366,334)

Net Assets — 100.0%		$161,279,956

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $8,899,761.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV— Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 2.5%
Banking — 1.0%
American Express Co. (a)	2.550%	03/04/27	$500,000	$492,760
American Express Co.	5.043%	07/26/28	500,000	508,440
Citibank NA	4.876%	11/19/27	1,750,000	1,762,607
Discover Bank	3.450%	07/27/26	801,000	798,564
Fifth Third Bancorp (a)	1.707%	11/01/27	1,200,000	1,177,092
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,074,755
JPMorgan Chase & Co.	1.470%	09/22/27	3,800,000	3,730,653
JPMorgan Chase & Co.	3.625%	12/01/27	14,326,000	14,252,915
Key Bank NA (a)	5.850%	11/15/27	2,000,000	2,060,362
Key Bank NA	4.390%	12/14/27	1,600,000	1,607,538
Morgan Stanley	4.133%	10/18/29	7,760,000	7,757,501
PNC Bank NA	4.775%	01/15/27	3,000,000	3,000,792
Royal Bank of Canada	4.522%	10/18/28	500,000	504,882
Toronto-Dominion Bank (The) (a)	4.861%	01/31/28	2,925,000	2,972,903
US Bancorp	6.787%	10/26/27	900,000	919,672
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,500,000	1,493,978
				47,115,414
Communications — 0.1%
American Tower Corp.	5.200%	02/15/29	4,135,000	4,255,573

Consumer Cyclical — 0.4%
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,075,958
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,698,184
General Motors Financial Co.	5.400%	05/08/27	5,000,000	5,081,881
General Motors Financial Co.	5.050%	04/04/28	2,000,000	2,036,864
Hyundai Capital America (b)	5.650%	06/26/26	900,000	906,469
Volkswagen Group America (a)(b)	4.900%	08/14/26	800,000	803,174
				17,602,530
Electric — 0.2%
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	11,402,107	11,531,898

Energy — 0.0% (c)
Energy Transfer, LP	6.050%	12/01/26	500,000	508,023

14 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 2.5% continued
Energy — 0.0% (c) continued
Energy Transfer, LP	5.500%	06/01/27	$1,000,000	$1,016,151
				1,524,174
Insurance — 0.4%
Jackson National Life Global Funding (b)	5.550%	07/02/27	3,150,000	3,214,946
Jackson National Life Insurance Co. (b)	8.150%	03/15/27	775,000	802,482
New York Life Global Funding (b)	4.700%	01/29/29	10,000,000	10,169,959
Pricoa Global Funding (b)	4.400%	08/27/27	1,000,000	1,008,857
Principal Life Global Funding II (a)(b)	4.600%	08/19/27	500,000	504,655
Protective Life Global Funding (b)	4.161%	01/15/29	4,600,000	4,606,028
RGA Global Funding (a)(b)	2.000%	11/30/26	800,000	785,707
				21,092,634
Technology — 0.3%
Broadcom, Inc. (a)	5.050%	07/12/27	4,225,000	4,300,351
Dell International, LLC / EMC Corp.	4.900%	10/01/26	3,000,000	3,013,920
Oracle Corp. (a)	2.300%	03/25/28	7,247,000	6,910,699
				14,224,970
Transportation — 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (b)	4.800%	02/15/29	304,029	305,784
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,169,000	1,142,932
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	408,070	418,415
				1,867,131

Total Corporate Credit
(Cost $118,479,398)				$119,214,324

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7%
ABS-Other — 3.7%
ACHD Trust, Series 2025-DS1, Class A (b)	5.978%	01/09/34	$8,500,000	$8,500,187
ACHD Trust, Series 2025-DS1, Class B (b)	9.380%	01/09/34	1,300,000	1,301,057
AMDR ABS Trust, Series 2025-1A, Class A (b)	6.378%	12/19/33	6,587,994	6,588,765
AMDR ABS Trust, Series 2025-1A, Class B (b)	9.691%	12/19/33	7,625,000	7,625,679
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (b)	1.830%	03/20/41	3,522,591	3,478,360
DailyPay Securitization Trust, Series 2025-1A, Class A (b)	5.630%	06/25/28	20,000,000	20,119,268
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(d)	4.450%	01/25/26	8,850,000	8,802,143
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(d)	3.620%	07/25/26	9,900,000	9,557,508
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (b)	3.850%	10/25/26	14,280,000	13,832,044
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (b)	5.520%	02/22/55	7,945,363	7,420,301
Greensky Home Improvement, Series 2025-2A, Class E (b)	7.790%	06/25/60	1,000,000	1,016,570
Helios Issuer, LLC, Series 2022-C, Class C (b)(e)	6.000%	11/22/49	3,971,614	1,466,331
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (b)	2.290%	01/20/48	1,916,537	1,616,529

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
ABS-Other — 3.7% continued
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (b)	2.220%	03/20/48	$1,501,959	$1,222,213
Mosaic Solar Loans, LLC, Series 2017-2, Class B (b)	4.770%	06/22/43	251,329	227,727
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (b)	3.100%	04/20/46	767,063	669,887
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (b)	5.320%	06/20/53	4,422,172	4,221,375
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (b)(e)	8.180%	09/22/53	11,000,000	2,468,749
MVW Own Trust, Series 2021-1W, Class D (b)	3.170%	01/22/41	781,583	755,811
PowerPay Issuance Trust, Series 2024-1A, Class A (b)	6.530%	02/18/39	3,187,546	3,288,109
PowerPay Issuance Trust, Series 2025-1A, Class A (b)	5.230%	11/18/41	30,583,335	30,666,772
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (b)	5.940%	03/25/42	13,250,000	13,274,950
Renew Financial, LLC, Series 2017-1, Class A (b)	3.670%	09/20/52	750,936	699,243
Renew Financial, LLC, Series 2017-1, Class B (b)	5.750%	09/20/52	30,743	30,629
Stream Innovations Issuer Trust, Series 2024-1A, Class A (b)	6.270%	07/15/44	5,425,678	5,639,864
US Bank NA, Series 2025-SUP2, Class B1 (b)	4.818%	09/25/32	10,473,851	10,454,705

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.7% continued
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (b)(d)	6.074%	09/25/32	$4,341,136	$4,339,386
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (b)(d)	10.374%	09/25/32	10,496,820	10,496,710
				179,780,872
Agency CMBS — 0.5%
Farmer Mac Agricultural Real Estate, Series 2025-2, Class A1 (b)	5.290%	11/25/35	24,498,197	24,891,859

Agency MBS CMO — 3.1%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (d)	4.548%	05/15/35	196,237	195,119
FHLMC, Series 3121, Class FM (1* SOFR + 40) (d)	4.498%	03/15/36	139,596	138,755
FHLMC, Series 5545, Class MV	5.250%	04/25/36	14,444,032	14,705,475
FHLMC, Series 4613, Class AF (1* SOFR + 110) (d)	5.198%	11/15/37	1,744,741	1,746,811
FHLMC, Series 3925, Class FL (1* SOFR + 45) (d)	4.548%	01/15/41	8,699	8,693
FHLMC, Series 3895, Class BF (1* SOFR + 50) (d)	4.598%	07/15/41	122,082	121,302
FHLMC, Series 4314, Class PF (1* SOFR + 40) (d)	4.498%	07/15/43	38,988	38,856
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	603,861
FHLMC, Pool #QH-5181	6.000%	11/01/53	8,904,429	9,209,745
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	8,692,759	8,557,959

16 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Agency MBS CMO — 3.1% continued
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (d)	4.836%	07/25/36	$275,247	$270,276
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (d)	4.369%	11/25/36	129,930	128,796
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (d)	4.489%	12/25/40	140,561	139,499
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,441,209	3,274,533
FNMA, Series 2012-33, Class F (1* SOFR + 52) (d)	4.509%	04/25/42	73,477	73,038
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,582,816	1,524,615
FNMA, Series 2023-14, Class G	6.000%	06/25/48	4,090,006	4,169,303
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	417,681	416,904
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	8,250,271	8,397,281
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	5,643,974	5,779,762
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,363,452	3,466,844
GNMA, Series 2023-154, Class V	6.500%	07/20/34	10,642,344	10,950,993
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	7,679,338	7,844,383
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	7,703,294	7,899,148
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	7,259,658	7,391,424
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	15,532,744	16,009,169

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 3.1% continued
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	$6,941,170	$7,072,326
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	3,527,800	3,652,209
GNMA, Series 2023-151, Class BZ	6.500%	10/20/53	5,209,478	5,424,476
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	3,874,681	4,017,144
GNMA, Series 2024-144, Class DB	6.500%	09/20/54	5,786,027	5,948,941
GNMA, Series 2025-004, Class MA	6.000%	01/20/62	13,007,253	13,348,940
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (d)	4.629%	10/20/62	135,398	135,463
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (d)	4.644%	10/20/62	219,006	219,204
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (d)	5.075%	05/20/66	21,196	21,338
				152,902,585
Agency MBS CMO Derivatives — 0.0% (c)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (d)	2.502%	05/15/36	299,106	34,736
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	233,508	2,902
FNMA, Series 301, Class (PO)	0.000%	04/25/29	62,571	58,978
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (d)	2.561%	05/25/40	231,151	23,374
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	347,434	59,596
				179,586
Agency MBS Passthrough — 7.9%
FHLMC, Pool #QH-5484	1.500%	11/01/31	19,775,827	18,718,370

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Agency MBS Passthrough — 7.9% continued
FHLMC, Pool #SC-0118	2.500%	01/01/41	$1,751,702	$1,570,533
FHLMC, Pool #G6-0257	5.500%	06/01/41	265,301	277,463
FHLMC, Pool #84-1354	3.480%	11/01/48	3,048,347	3,170,507
FHLMC, Pool #QG-9457	6.500%	08/01/53	8,072,168	8,514,643
FHLMC, Pool #QI6079	6.000%	05/01/54	7,533,569	7,771,207
FHLMC, Pool #QX8788	6.000%	03/01/55	29,661,589	30,497,267
FNMA, Pool #AL8682	2.000%	07/01/31	3,957,888	3,800,459
FNMA, Pool #CA8542	2.500%	01/01/41	1,914,812	1,726,476
FNMA, Pool #BP6608	2.205%	08/01/50	1,831,726	1,812,304
FNMA, Pool #BM7138	1.694%	10/01/51	6,230,528	5,937,052
FNMA, Pool #FS5590	5.500%	07/01/53	19,304,565	19,695,038
FNMA, Pool #DA1523	6.000%	10/01/53	4,548,774	4,700,410
FNMA, Pool #DC9695	6.000%	01/01/55	10,140,176	10,411,900
FNMA, Pool #FNBM7863	5.358%	10/01/55	12,077,889	12,186,343
FNMA, Pool #BM7901 (1* SOFR30A + 220) (d)	5.205%	12/01/55	34,408,907	34,964,253
GNMA, Pool #CM7497C	5.000%	08/20/52	3,809,071	3,784,756
GNMA, Pool #MA9367	8.000%	12/20/53	2,485,872	2,572,456
GNMA, Pool #787960	7.000%	11/20/54	3,215,765	3,259,933
GNMA, Pool #787873	7.000%	03/20/55	10,293,153	10,607,366
GNMA, Pool #788003	7.000%	06/20/55	17,853,839	18,398,558
GNMA, Pool #DL7645	7.500%	08/20/55	1,475,592	1,596,002
GNMA, Pool #DL7644	7.500%	09/20/55	29,604,889	31,936,419
GNMA, Pool #G2DM6320	7.500%	11/20/55	7,097,739	7,648,517
GNMA, Pool #CW0334C	7.000%	07/20/63	1,420,151	1,474,457
GNMA, Pool #CW0526C	7.000%	08/20/63	1,137,586	1,181,088

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 7.9% continued
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	$12,432,808	$12,913,283
GNMA, Pool #DH9776	7.000%	03/20/65	36,833,964	38,273,901
GNMA, Pool #DJ1033	7.000%	04/20/65	80,227,621	83,363,926
				382,764,887
Auto Loan — 7.6%
ACM Auto Trust, Series 2024-2A, Class A (b)	6.060%	02/20/29	925,537	926,193
ACM Auto Trust, Series 2025-3A, Class A (b)	5.010%	01/22/30	12,932,368	12,914,238
ACM Auto Trust, Series 2024-1A, Class B (b)	11.400%	01/21/31	1,697,259	1,712,216
ACM Auto Trust, Series 2024-2A, Class B (b)	9.210%	08/20/31	2,900,000	2,937,751
ACM Auto Trust, Series 2025-1A, Class B (b)	7.870%	11/20/31	11,400,000	11,525,340
ACM Auto Trust, Series 2025-2A, Class B (b)	7.250%	02/20/32	2,400,000	2,416,150
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (b)	7.270%	11/25/32	5,950,000	6,008,411
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (b)	10.219%	06/15/33	5,189,509	5,226,761
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class G (b)	10.783%	09/15/33	5,091,231	5,108,088
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (b)	6.460%	04/17/28	2,353,256	2,366,529
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (b)	9.840%	03/15/29	5,700,000	5,953,942

18 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Auto Loan — 7.6% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (b)	6.870%	06/17/30	$2,200,000	$2,247,637
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1, Class C, Pool #DC9203 (b)	5.420%	12/15/31	6,000,000	6,005,444
CPS Auto Trust, Series 2024-D, Class A (b)	4.910%	06/15/28	4,797,651	4,803,060
FinBe USA Trust, Series 2025-1A, Class A (b)	5.700%	12/15/28	9,811,894	9,848,813
First Help Financial, LLC, Series 2023-1A, Class B (b)	6.770%	05/15/29	5,000,000	5,029,572
First Help Financial, LLC, Series 2023-1A, Class C (b)	7.880%	07/15/30	12,907,000	12,968,985
First Help Financial, LLC, Series 2023-2, Class D (b)	9.503%	10/15/30	4,500,000	4,619,490
First Help Financial, LLC, Series 2024-1A, Class C (b)	7.420%	05/15/31	2,500,000	2,504,320
Flagship Credit Auto Trust, Series 2023-1, Class C (b)	5.430%	05/15/29	15,250,000	15,205,610
Flagship Credit Auto Trust, Series 2023-3, Class B (b)	5.640%	07/16/29	4,500,000	4,512,541
Hertz Vehicle Financing, LLC, Series 2022-5A, Class D (b)	6.780%	09/25/28	10,000,000	9,986,364
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C (b)	6.700%	01/25/29	9,000,000	9,249,787

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.6% continued
Huntington National Bank (The), Series 2025-2, Class B1 (b)	4.835%	09/20/33	$28,387,422	$28,570,418
Lendbuzz Securitization Trust, Series 2024-3A, Class A2 (b)	4.970%	10/15/29	12,006,829	12,009,052
Lendbuzz Securitization Trust, Series 2025-2A, Class A2 (b)	5.180%	05/15/30	3,136,308	3,151,007
Lendbuzz Securitization Trust, Series 2025-1A, Class A2 (b)	5.100%	10/15/30	16,212,604	16,213,372
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (b)	8.200%	05/20/36	5,700,000	5,775,337
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (b)	10.800%	05/20/36	9,640,000	9,792,149
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (b)	9.350%	04/02/37	3,000,000	3,046,113
Merchants Fleet Funding, LLC, Series 2025-1A, Class E (b)	8.480%	01/20/39	5,400,000	5,413,474
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class A (b)	7.090%	06/25/32	5,823,559	5,853,339
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (b)	7.960%	06/25/32	3,889,965	3,910,444
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class C (b)	10.000%	06/25/32	4,862,457	4,865,641

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Auto Loan — 7.6% continued
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (b)	6.460%	03/25/33	$5,750,000	$5,783,323
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (b)	5.415%	06/27/33	38,528,674	38,676,211
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class B (b)	6.020%	06/27/33	21,000,000	21,048,936
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (b)	6.675%	06/27/33	21,975,000	22,073,081
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (b)	10.739%	04/25/34	11,250,000	11,293,846
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (b)	6.012%	06/26/34	10,000,000	10,007,298
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G (b)	11.049%	01/16/34	2,750,000	2,755,017
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (b)(e)(f)	6.610%	10/15/27	875,485	875,485
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (b)(e)(f)	6.360%	12/15/27	1,080,422	1,076,532
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (b)(e)(f)	6.570%	02/15/28	5,750,000	5,655,700
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (b)(e)(f)	6.930%	04/17/28	2,500,000	1,952,750

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.6% continued
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (b)(e)(f)	7.610%	08/15/28	$6,000,000	$774,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (b)(e)(f)	5.360%	09/15/28	2,875,000	1,940,625
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (b)(e)(f)	6.340%	04/16/29	2,930,000	263,700
US Bank NA, Series 2023-1, Class B (b)	6.789%	08/25/32	539,430	544,952
				367,399,044
CRE/CLO — 4.4%
A10 Securitization, Series 2025-FL6, Class B (1* TSFR1M + 239) (b)(d)	6.142%	05/15/42	5,063,000	5,075,258
A10 Securitization, Series 2025-FL6, Class C (1* TSFR1M + 279) (b)(d)	6.541%	05/15/42	6,750,000	6,782,906
A10 Securitization, Series 2025-FL6, Class D (1* TSFR1M + 339) (b)(d)	7.140%	05/15/42	5,719,000	5,733,469
A10 Securitization, Series 2025-FL6, Class E (1* TSFR1M + 404) (b)(d)	7.790%	05/15/42	2,125,000	2,130,308
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (b)	6.099%	12/18/37	2,596,715	2,553,840
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(d)	6.949%	12/18/37	6,000,000	5,891,022

20 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
CRE/CLO — 4.4% continued
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(d)	7.449%	12/18/37	$2,000,000	$1,953,764
Arbor Realty Collateralized Loan, Series 2021-FL4, Class E (1* TSFR1M + 351) (b)(d)	7.265%	11/15/36	8,000,000	8,000,400
Arbor Realty Collateralized Loan, Series 2022-FL1, Class C (1* SOFR30A + 230) (b)(d)	6.284%	01/15/37	2,600,000	2,602,990
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (b)(d)	7.032%	01/15/37	8,000,000	8,000,936
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class A (1* TSFR1M + 146) (b)(d)	5.215%	11/15/36	2,844,429	2,844,455
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class C (1* TSFR1M + 241) (b)(d)	6.165%	11/15/36	24,469,000	24,469,930
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class D (1* TSFR1M + 301) (b)(d)	6.765%	11/15/36	26,214,900	26,216,053
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(d)	7.147%	01/18/41	6,500,000	6,500,422

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 4.4% continued
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(d)	7.647%	01/18/41	$9,500,000	$9,500,608
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (b)(d)	6.427%	08/20/42	5,388,000	5,385,128
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(d)	5.727%	02/15/38	5,250,000	5,223,787
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(d)	6.277%	02/15/38	2,920,000	2,874,664
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(d)	6.327%	05/15/38	9,945,000	9,556,787
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (b)(d)	5.127%	05/17/38	26,144,227	26,082,841
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class AS (1* TSFR1M + 319) (b)(d)	6.918%	09/17/37	10,000,000	10,003,930
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(d)	7.466%	09/17/37	6,000,000	6,002,160
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(d)	9.460%	09/17/37	1,250,000	1,254,251

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
CRE/CLO — 4.4% continued
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (b)(d)	6.225%	08/18/41	$4,500,000	$4,503,582
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (b)(d)	6.674%	08/18/41	8,500,000	8,507,157
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (b)(d)	7.772%	08/18/41	7,500,000	7,497,915
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(d)	7.865%	09/17/39	6,000,000	5,932,752
PFP III, Series 2025-12, Class B (1* TSFR1M + 204) (b)(d)	5.777%	12/18/42	5,000,000	4,990,900
				216,072,215
Credit Cards — 3.5%
Avant Credit Card Master Trust, Series 2024-1A, Class E (b)	13.150%	04/15/30	5,000,000	5,187,730
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class D (b)	8.360%	12/17/35	7,500,000	7,529,521
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class E (b)	11.440%	12/17/35	7,000,000	7,026,816

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 3.5% continued
Continental Finance Credit Card, LLC, Series 2024-A, Class D (b)	9.420%	12/15/32	$6,500,000	$6,627,318
Continental Finance Credit Card, LLC, Series 2024-A, Class E (b)	12.760%	12/15/32	19,728,000	20,194,672
Genesis Sales Finance Master Trust, Series 2024-B, Class C (b)	6.610%	12/20/32	23,333,000	23,661,312
Genesis Sales Finance Master Trust, Series 2024-B, Class D (b)	7.040%	12/20/32	5,500,000	5,580,839
Genesis Sales Finance Master Trust, Series 2024-B, Class E (b)	9.800%	12/20/32	20,000,000	20,297,326
Genesis Sales Finance Master Trust, Series 2024-B, Class F (b)	13.370%	12/20/32	20,167,000	20,453,644
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (b)	7.430%	07/20/29	5,250,000	5,293,489
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (b)	10.420%	07/20/29	11,000,000	11,093,647
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (b)	14.130%	07/20/29	16,000,000	16,225,026
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (b)	7.320%	08/15/29	11,000,000	11,070,728
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (b)	13.690%	08/15/29	5,000,000	5,055,412

22 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Credit Cards — 3.5% continued
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (b)	12.190%	01/15/30	$5,910,000	$5,957,672
				171,255,152
Equipment — 1.2%
CPF IV, LLC, Series 2023-2, Class A (b)	7.480%	03/15/32	2,124,636	2,140,447
CPF IV, LLC, Series 2023-2, Class C (b)	7.560%	03/15/32	7,000,000	6,983,542
Crockett Partners Equipment Co., Series 2024-2A, Class B (b)	6.780%	01/20/31	2,809,256	2,837,375
Crockett Partners Equipment Co., Series 2024-2A, Class C (b)	10.160%	01/20/31	1,626,411	1,660,073
Dext ABS, Series 2023-2, Class D (b)	8.300%	05/15/34	2,120,000	2,247,920
NMEF Funding, LLC, Series 2022-B, Class C (b)	8.540%	06/15/29	9,500,000	9,690,394
NMEF Funding, LLC, Series 2023-A, Class C (b)	8.040%	06/17/30	4,500,000	4,687,088
NMEF Funding, LLC, Series 2025-B, Class E (b)	7.660%	01/18/33	3,500,000	3,563,780
Stellar Jay Ireland DAC, Series 2021-1, Class A (b)	3.967%	10/15/41	6,113,993	6,025,943
Stellar Jay Ireland DAC, Series 2021-1, Class B (b)	5.926%	10/15/41	2,563,783	2,543,096
VFI ABS, LLC, Series 2025-1A, Class A (b)	4.780%	06/24/30	14,023,321	14,087,864
				56,467,522

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.7%
Boston Lending Trust, Series 2022-1, Class M2 (b)	2.750%	02/25/62	$1,112,902	$1,043,327
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (b)	3.000%	07/25/62	1,546,695	1,370,442
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (b)	4.500%	09/25/62	6,317,287	6,219,011
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (b)	4.000%	09/25/63	4,374,588	3,944,924
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (b)	4.000%	09/25/63	5,194,824	4,925,345
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (b)	4.500%	05/25/64	1,609,557	1,452,894
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (b)	4.500%	05/25/64	1,609,557	1,501,463
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (b)	4.500%	05/25/64	9,569,091	9,440,735
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (b)	5.000%	09/25/64	8,965,831	8,940,185
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A1 (b)	5.000%	01/25/65	17,133,914	17,062,697

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
HECM — 5.7% continued
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (b)	4.500%	03/25/78	$2,000,000	$1,947,333
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (b)	4.500%	03/25/78	4,252,178	3,995,215
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (b)	4.500%	03/25/78	6,062,804	6,002,548
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (b)	3.000%	05/25/34	15,000,000	14,304,657
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (b)	3.000%	05/25/34	4,500,000	4,350,980
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (b)	3.000%	05/25/34	$7,850,000	$7,610,392
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (b)	3.000%	05/25/34	10,583,748	10,458,439
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (b)	3.000%	05/25/34	1,500,000	1,434,915
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (b)	3.000%	06/25/34	16,728,689	16,540,071
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (b)	3.000%	06/25/34	8,500,000	8,072,458

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.7% continued
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (b)	3.000%	06/25/34	$7,500,000	$7,278,656
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (b)	4.000%	08/25/34	5,750,000	5,618,457
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (b)	4.000%	08/25/34	6,000,000	5,720,698
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (b)	2.000%	02/25/52	5,130,438	4,857,594
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (b)	6.000%	10/01/34	8,000,000	7,341,426
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (b)	3.000%	06/25/36	9,000,000	8,876,230
Ocwen Loan Investment Trust, Series 2024-HB1, Class A (b)	3.000%	02/25/37	3,253,794	3,205,250
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (b)	3.000%	02/25/37	2,500,000	2,432,259
Ocwen Loan Investment Trust, Series 2024-HB1, Class M4 (b)	3.000%	02/25/37	5,700,000	5,336,385
Ocwen Loan Investment Trust, Series 2025-HB2, Class A (b)	3.000%	11/25/38	12,576,916	12,277,362
Ocwen Loan Investment Trust, Series 2025-HB2, Class M2 (b)	3.000%	11/25/38	6,750,000	6,279,796

24 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
HECM — 5.7% continued
Ocwen Loan Investment Trust, Series 2025-HB2, Class M4 (b)	3.000%	11/25/38	$13,200,000	$10,934,477
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (b)	5.000%	08/25/37	3,650,000	3,513,671
Onity Loan Investment Trust, Series 2025-HB1, Class A (b)	3.000%	06/25/38	9,908,755	9,736,664
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (b)	3.000%	06/25/38	2,500,000	2,164,662
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (b)	3.690%	11/25/31	3,000,000	2,872,853
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (b)	4.704%	11/25/31	6,850,000	6,520,183
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (b)	3.630%	10/25/50	1,000,000	869,845
RMF Proprietary Issuance Trust, Series 2021-2, Class A (b)	2.125%	09/25/61	8,217,590	7,801,854
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (b)	2.125%	09/25/61	2,735,588	2,465,881
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)	3.000%	01/25/62	2,720,737	2,606,867
RMF Proprietary Issuance Trust, Series 2022-2, Class A (b)	3.750%	06/25/62	7,386,108	7,008,784

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.7% continued
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (b)	3.750%	06/25/62	$3,400,000	$3,168,839
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)	3.750%	06/25/62	2,600,000	2,341,576
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (b)	4.000%	08/25/62	5,900,000	5,608,755
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (b)	4.000%	08/25/62	5,800,000	5,272,928
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)	3.000%	01/25/62	1,600,000	1,497,657
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (b)	3.000%	01/25/62	4,000,000	3,672,225
				277,899,865
Hospitality — 1.1%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (b)(d)	6.300%	08/15/42	$7,400,000	$7,409,381
Extended Stay America Trust, Series 2021-MTL6, Class F (b)	6.350%	10/15/42	8,000,000	8,049,965
Extended Stay America Trust, Series 2021-MTL6, Class E (b)	7.100%	10/15/42	4,000,000	4,024,983
Hawaii Hotel Trust, Series 2025-MAUI, Class A (1* TSFR1M + 139) (b)(d)	5.143%	03/15/42	12,667,500	12,679,258
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(d)	6.600%	03/15/42	13,620,000	13,654,030

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Hospitality — 1.1% continued
MCR Mortgage Trust, Series 2024-TWA, Class D (b)	7.402%	06/12/39	$9,000,000	$9,109,409
				54,927,026
Industrial — 1.5%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(d)	6.342%	03/15/30	19,250,000	19,196,138
BX Commercial Mortgage Trust, Series 2025-VLT6, Class C (1* TSFR1M + 219) (b)(d)	5.942%	03/15/42	5,750,000	5,737,485
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (b)(d)	7.000%	07/15/27	17,000,000	17,052,923
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (b)(d)	6.400%	08/15/42	5,342,438	5,356,766
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (b)(d)	5.700%	12/15/44	25,800,000	25,816,048
				73,159,360
Laboratory — 3.1%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (b)	7.970%	08/13/41	14,750,000	14,360,920
Commercial Mortgage Trust, Series 2020-CX, Class B (b)	2.446%	11/10/46	2,950,000	2,474,738
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(d)	5.264%	03/15/38	18,981,900	18,875,419

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 3.1% continued
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(d)	5.614%	03/15/38	$28,910,000	$28,711,024
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (b)(d)	6.214%	03/15/38	14,195,300	13,832,966
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (b)(d)	6.814%	03/15/38	10,990,000	10,675,166
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(d)	5.045%	05/15/39	40,895,000	39,438,893
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (b)(d)	5.544%	05/15/39	11,000,000	9,940,812
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (b)(d)	5.843%	05/15/39	11,900,000	10,725,267
				149,035,205
Multifamily — 5.1%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(d)	6.839%	08/15/39	27,149,661	27,217,166
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (b)(d)	5.891%	08/15/39	5,991,649	6,021,333

26 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Multifamily — 5.1% continued
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (b)(d)	6.266%	04/25/26	$1,125,038	$1,164,064
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (b)(d)	6.366%	04/25/26	3,245,197	3,222,141
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(d)	6.466%	01/25/28	2,254,710	2,189,022
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(d)	6.366%	06/25/28	4,142,895	3,951,799
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(d)	6.216%	07/25/28	2,503,081	2,413,936
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(d)	6.566%	01/25/29	2,955,419	2,833,070
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (b)(d)	6.666%	02/25/29	2,045,713	1,967,095
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(d)	6.566%	08/25/29	2,444,976	2,328,886
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (b)(d)	11.489%	03/25/50	14,063,000	14,550,530
MultiFamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(d)	6.624%	07/25/54	15,116,632	15,302,598

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.1% continued
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(d)	6.274%	05/25/55	$18,340,545	$18,398,393
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (b)(d)	7.424%	07/25/41	38,076,208	38,076,303
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (b)(d)	9.374%	07/25/41	16,504,000	16,504,135
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (b)(d)	6.724%	05/25/44	6,483,805	6,525,563
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(d)	6.324%	10/25/44	5,103,054	5,118,842
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (b)(d)	9.874%	10/25/44	2,375,000	2,454,443
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(d)	5.924%	02/25/45	14,607,661	14,471,675

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Multifamily — 5.1% continued
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (b)(d)	6.724%	02/25/45	$7,250,000	$7,178,110
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class B1 (1* SOFR30A + 495) (b)(d)	8.824%	02/25/45	4,010,000	4,049,921
MultiFamily Structured Credit Risk Notes, Series 2025-MN12, Class M1 (b)	5.833%	11/25/45	19,967,000	19,968,024
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(d)	5.874%	01/25/51	2,189,536	2,184,490
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(d)	7.034%	11/25/51	8,895,150	8,905,244
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (b)(d)	10.724%	11/25/51	13,500,000	14,296,142
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(d)	8.124%	05/25/52	8,444,139	8,637,358
				249,930,283

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 — 2.9%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (d)	5.424%	02/25/50	$1,807,063	$1,705,850
GS Mortgage-Backed Securities Trust, Series 2025-DSC1, Class A1 (b)	4.974%	06/25/65	20,063,618	20,079,446
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1 (b)	5.013%	07/25/65	14,113,474	14,127,143
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1 (b)	5.148%	01/25/66	14,748,383	14,775,588
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(d)	5.174%	03/25/51	3,524,286	3,517,375
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(d)	5.674%	03/25/51	1,164,102	1,147,228
Redwood Funding Trust, Series 2025-RR1, Class A1 (b)	6.767%	06/27/28	32,153,703	32,233,284
Redwood Funding Trust, Series 2025-2, Class A (b)	7.112%	05/27/55	2,940,763	2,950,897
Redwood Funding Trust, Series 2025-3, Class A (b)	6.231%	12/27/56	16,790,637	16,848,833
Redwood Funding Trust, Series 2025-3, Class B (b)	7.749%	12/27/56	4,275,000	4,286,957

28 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Non-Agency MBS 2.0 — 2.9% continued
REMIC Funding Trust, Series 2024-2, Class A1 (b)	7.112%	09/27/28	$23,425,968	$23,555,560
REMIC Funding Trust, Series 2024-2, Class A2 (b)	8.806%	09/27/28	7,466,428	7,510,869
				142,739,030
Non-Performing Loan — 1.2%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (b)	8.996%	11/25/29	10,000,000	10,012,599
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL1, Class A1 (b)	7.118%	01/25/30	22,860,148	22,991,731
Saluda Grade Alternative Mortgage Trust, Series 2022-NPL1, Class A2 (b)	9.047%	01/25/30	7,785,000	7,838,864
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (b)	7.774%	05/25/30	17,665,308	17,808,539
				58,651,733
Non-QM — 2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (d)	6.409%	08/25/34	3,098	3,049
COLT Funding, LLC, Series 2024-7, Class A1 (b)	5.538%	12/26/69	8,087,815	8,149,329
COLT Funding, LLC, Series 2025-6, Class A1 (b)	5.529%	08/25/70	28,205,216	28,461,839
GCAT, Series 2023-NQM4, Class A1 (b)	4.250%	05/25/67	14,608,956	13,952,055

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM — 2.0% continued
GS Mortgage-Backed Securities Trust, Series 2025-NQM4, Class A1 (b)	5.006%	10/25/65	$44,629,754	$44,763,211
				95,329,483
Office — 2.0%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (b)	2.627%	01/15/32	6,100,000	5,391,029
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (b)(e)	3.289%	01/15/32	9,000,000	5,061,580
COLEM Mortgage Trust, Series 2022-HLNE, Class B (b)	2.461%	04/12/42	4,800,000	4,422,824
COLEM Mortgage Trust, Series 2022-HLNE, Class D (b)	2.461%	04/12/42	3,360,000	2,877,577
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(d)	5.014%	10/15/43	13,425,000	13,095,450
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(d)	5.564%	10/15/43	19,400,000	17,953,778
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class A (1* TSFR1M + 160) (b)(d)	5.350%	01/15/42	8,000,000	7,997,491
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class C (1* TSFR1M + 240) (b)(d)	6.150%	01/15/42	4,680,000	4,650,940

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Office — 2.0% continued
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class D (1* TSFR1M + 315) (b)(d)	6.900%	01/15/42	$9,200,000	$9,120,906
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (b)(d)	6.048%	12/15/35	2,000,000	1,900,601
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (b)	6.013%	09/15/40	6,500,000	6,518,079
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class C (b)	6.692%	09/15/40	12,500,000	12,528,646
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (b)	8.623%	09/15/40	4,285,000	4,316,263
				95,835,164
Residential Transition Loan — 6.8%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (b)	3.280%	01/25/26	2,060,547	1,961,552
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (b)(e)	7.610%	01/25/26	842,888	32,712
Anchor Mortgage Trust, Series 2025-RTL1, Class A1 (b)	5.718%	05/25/40	9,400,000	9,449,751
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (b)	5.104%	03/28/29	1,013,241	961,084

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 6.8% continued
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (b)	8.299%	05/25/40	$4,950,000	$5,010,142
Fidelis Mortgage Trust, Series 25-RTL1, Class A1 (b)	5.880%	02/27/40	26,000,000	26,413,832
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (b)	8.400%	07/25/40	4,488,000	4,534,865
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (b)	7.120%	07/25/29	36,000,000	36,036,050
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (b)	8.570%	07/25/29	5,000,000	5,006,098
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (b)	5.989%	09/25/39	24,000,000	24,056,645
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (b)	6.369%	09/25/39	7,000,000	7,016,245
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (b)	7.017%	01/25/29	9,050,000	9,083,690
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (b)	9.165%	01/25/29	2,500,000	2,529,892
LHOME Mortgage Trust, Series 2024-RTL1, Class M (b)	11.949%	01/25/29	2,250,000	2,277,979
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (b)	7.390%	03/25/29	26,500,000	26,678,287

30 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Residential Transition Loan — 6.8% continued
LHOME Mortgage Trust, Series 2024-RTL2, Class M (b)	12.404%	03/25/29	$1,800,000	$1,821,086
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (b)	6.894%	05/25/29	30,000,000	30,269,547
LHOME Mortgage Trust, Series 2024-RTL3, Class M (b)	10.728%	05/25/29	1,750,000	1,768,097
LHOME Mortgage Trust, Series 2024-RTL4, Class A2 (b)	6.092%	07/25/39	9,500,000	9,555,468
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (b)	5.652%	01/25/40	34,000,000	34,219,640
LHOME Mortgage Trust, Series 2025-RTL1, Class M2 (b)	8.379%	01/25/40	3,750,000	3,847,446
New York Mortgage Trust, Series 2024-BPL1, Class A2 (b)	8.617%	02/25/29	2,500,000	2,505,359
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (b)	8.539%	02/25/40	9,800,000	9,776,649
ROC Securities Trust, Series 2021-RTL1, Class A2 (b)	3.351%	08/25/26	4,639,206	4,629,156
ROC Securities Trust, Series 2021-RTL1, Class M (b)	5.682%	08/25/26	6,745,000	6,293,957
ROC Securities Trust, Series 2025-RTL1, Class A1 (b)	5.625%	02/25/40	25,000,000	25,133,198
ROC Securities Trust, Series 2025-RTL1, Class M1 (b)	6.990%	02/25/40	7,700,000	7,753,202
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (b)	5.545%	07/25/39	16,000,000	16,030,507

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 6.8% continued
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (b)	5.956%	07/25/39	$5,400,000	$5,422,409
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (b)	9.398%	07/25/39	8,750,000	8,693,691
				328,768,236
Retail — 0.4%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (b)(d)	5.115%	02/15/40	2,098,581	2,097,390
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(d)	5.415%	02/15/40	4,552,000	4,545,693
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(d)	5.765%	02/15/40	3,040,000	3,042,446
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(d)	6.465%	02/15/40	2,083,200	2,078,860
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (b)(d)	7.615%	02/15/40	5,680,000	5,668,466
				17,432,855
Second Lien — 4.5%
Achieve Mortgage, Series 2024-HE2, Class A (b)	5.350%	10/25/39	11,225,125	11,272,291
Achieve Mortgage, Series 2025-HE1, Class A (b)	5.920%	03/25/55	12,263,824	12,428,854
HTAP Trust, Series 2024-1, Class A (b)	7.000%	04/25/37	10,217,372	10,260,898
HTAP Trust, Series 2024-2, Class A (b)	6.500%	04/25/42	40,576,590	40,535,194

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Second Lien — 4.5% continued
Point Securitization Trust, Series 2023-1, Class A1 (b)	6.500%	11/25/53	$5,537,899	$5,543,635
Point Securitization Trust, Series 2024-1, Class A1 (b)	6.500%	06/25/54	6,267,415	6,284,051
Point Securitization Trust, Series 2025-1, Class A1 (b)	6.250%	06/25/55	5,960,476	5,983,932
Point Securitization Trust, Series 2025-2, Class A1 (b)	5.750%	09/25/55	14,766,952	14,749,304
Point Securitization Trust, Series 2025-2, Class B1 (b)	7.000%	09/25/55	4,800,000	4,161,028
Splitero Trust, Series 2025-1, Class A1 (b)	5.750%	12/25/55	7,800,000	7,743,805
Unlock HEA Trust, Series 2024-1, Class A (b)	7.000%	04/25/39	10,195,125	10,185,810
Unlock HEA Trust, Series 2024-2, Class A (b)	6.500%	10/25/39	17,883,277	17,905,299
Unlock HEA Trust, Series 2025-1, Class A (b)	6.750%	07/25/41	18,500,490	18,573,412
Unlock HEA Trust, Series 2025-2, Class A (b)	6.000%	11/25/41	3,511,784	3,501,911
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (b)	6.676%	05/25/54	4,214,311	4,265,539
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (b)	5.252%	10/25/54	14,165,676	14,160,636

	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien — 4.5% continued
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (b)	5.679%	01/25/55	$9,549,165	$9,597,205
Woodward Capital Management, Series 2023-CES2, Class A1A (b)	6.808%	09/25/43	9,454,866	9,536,681
Woodward Capital Management, Series 2024-CES3, Class A1A (b)	6.591%	05/25/44	10,417,325	10,572,051
Woodward Capital Management, Series 2024-CES5, Class A1A (b)	5.846%	08/25/44	3,973,779	4,012,746
				221,274,282
Single Family Rental — 2.4%
Home Partners of America Trust, Series 2019-1, Class A (b)	2.908%	09/17/39	2,022,386	1,977,063
Home Partners of America Trust, Series 2019-1, Class B (b)	3.157%	09/17/39	2,431,357	2,380,749
Home Partners of America Trust, Series 2019-2, Class A (b)	2.703%	10/19/39	337,485	334,990
Progress Residential Trust, Series 2024-SFR4, Class E1 (b)	3.400%	07/09/29	12,500,000	11,670,506
Progress Residential Trust, Series 2024-SFR4, Class D (b)	3.400%	07/09/29	15,000,000	14,119,298
Progress Residential Trust, Series 2024-SFR5, Class E1 (b)	3.375%	08/09/29	22,681,000	21,146,780
Progress Residential Trust, Series 2021-SFR5, Class A (b)	1.427%	07/17/38	424,377	418,815

32 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Single Family Rental — 2.4% continued
Progress Residential Trust, Series 2021-SFR5, Class E1 (b)	2.209%	07/17/38	$5,000,000	$4,937,393
Progress Residential Trust, Series 2021-SFR8, Class E2 (b)	2.532%	10/17/38	11,311,000	11,115,517
Progress Residential Trust, Series 2024-SFR2, Class E1 (b)	3.400%	04/17/41	2,500,000	2,348,225
Progress Residential Trust, Series 2024-SFR3, Class D (b)	3.500%	06/17/41	11,500,000	10,904,482
Progress Residential Trust, Series 2025-SFR1, Class D (b)	3.650%	02/17/42	6,500,000	6,116,909
Tricon American Homes, Series 2019-SFR1, Class E (b)	3.397%	03/17/38	4,000,000	3,980,193
Tricon American Homes, Series 2019-SFR1, Class A (b)	3.745%	03/17/38	9,227,875	9,190,561
Tricon American Homes, Series 2019-SFR1, Class F (b)	3.745%	03/17/38	3,000,000	2,988,843
Tricon American Homes, Series 2020-SFR1, Class A (b)	1.499%	07/17/38	3,566,678	3,512,546
Tricon Residential, Series 2025-SFR1, Class C (1* TSFR1M + 160) (b)(d)	5.351%	03/17/30	5,650,000	5,656,674
Tricon Residential, Series 2025-SFR1, Class D (1* TSFR1M + 200) (b)(d)	5.751%	03/17/30	4,000,000	4,010,018
				116,809,562

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 2.7%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (b)	5.780%	07/15/31	$15,000,000	$15,166,717
Credibility Asset Securitization, Series 2024-1A, Class A (b)	6.440%	11/15/29	9,000,000	9,114,131
Credibility Asset Securitization, Series 2024-1A, Class D (b)	12.450%	11/15/29	4,000,000	4,054,245
FORA Financial Asset Securitization, Series 2024-1A, Class D (b)	12.010%	08/15/29	4,000,000	4,029,230
FORA Financial Asset Securitization, Series 2024-1A, Class E (b)	15.510%	08/15/29	8,947,000	8,989,799
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (b)	5.490%	09/10/31	10,000,000	10,052,461
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (b)	5.490%	09/10/31	11,000,000	11,057,707
Kapitus Asset Securitization, LLC, Series 2024-4R, Class B (b)	5.690%	09/10/31	4,800,000	4,801,640
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (b)	7.150%	09/10/31	2,000,000	1,997,402
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (b)	7.150%	09/10/31	2,250,000	2,247,077
Kapitus Asset Securitization, LLC, Series 2024-4R, Class D (b)	9.900%	09/10/31	6,220,000	6,206,530

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 33

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Small Business — 2.7% continued
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (b)	12.057%	10/15/31	$3,440,000	$3,501,877
Newtek Alternative Loan Program, Series 2024-1, Class A (b)	6.490%	12/27/49	12,575,273	12,779,340
Newtek Alternative Loan Program, Series 2024-1, Class B (b)	7.710%	12/27/49	3,772,582	3,824,919
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(d)	7.276%	10/25/49	1,291,323	1,280,902
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(d)	7.776%	07/25/50	3,839,448	3,824,550
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (b)	7.150%	06/17/31	6,350,000	6,443,068
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (b)	5.420%	10/17/31	11,500,000	11,529,868
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (b)	7.030%	10/17/31	2,350,000	2,377,249
RFS Asset Securitization II, LLC, Series 2024-1, Class D (b)	12.324%	07/15/31	3,250,000	3,301,779
RFS Asset Securitization II, LLC, Series 2024-1, Class E (b)	14.782%	07/15/31	5,565,000	5,618,060
				132,198,551

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.2%
Ascent Career Funding Trust, Series 2024-1A, Class A (b)	6.770%	10/25/32	$2,388,796	$2,405,019
Ascent Career Funding Trust, Series 2024-1A, Class B (b)	9.730%	10/25/32	2,700,000	2,772,472
College Ave Student Loans, Series 2018-A, Class B (b)	4.750%	12/26/47	478,133	474,637
College Ave Student Loans, Series 2018-A, Class C (b)	5.500%	12/26/47	245,796	244,946
College Ave Student Loans, Series 2019-A, Class C (b)	4.460%	12/28/48	1,612,210	1,584,804
College Ave Student Loans, Series 2021-A, Class B (b)	2.320%	07/25/51	1,042,136	971,816
College Ave Student Loans, Series 2021-A, Class D (b)	4.120%	07/25/51	534,290	510,804
CommonBond Student Loan Trust, Series 2017-BGS, Class C (b)	4.440%	09/25/42	227,751	195,137
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (b)	3.000%	10/25/48	2,018,291	1,996,735
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(d)	5.319%	07/25/51	342,200	341,350
				11,497,720
Unsecured Consumer — 12.2%
ACHV ABS Trust, Series 2023-3PL, Class D (b)	8.360%	08/19/30	1,139,211	1,148,880
ACHV ABS Trust, Series 2023-4CP, Class E (b)	10.500%	11/25/30	2,165,298	2,186,192
ACHV ABS Trust, Series 2024-1PL, Class D (b)	7.290%	04/25/31	13,371,772	13,574,500

34 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Unsecured Consumer — 12.2% continued
ACHV ABS Trust, Series 2024-3AL, Class D (b)	6.750%	12/26/31	$4,080,265	$4,135,642
ACHV ABS Trust, Series 2024-3AL, Class E (b)	7.000%	12/26/31	6,737,846	6,726,471
Affirm, Inc., Series 2022-Z1, Class B (b)	6.490%	06/15/27	388,763	389,522
Affirm, Inc., Series 2025-X1, Class D (b)	6.110%	04/15/30	10,000,000	10,089,103
AMCR ABS Trust, Series 2023-1, Class B (b)	8.700%	01/21/31	3,902,449	3,921,438
AMCR ABS Trust, Series 2024-A, Class A (b)	6.260%	08/18/31	3,870,223	3,876,338
AMCR ABS Trust, Series 2024-A, Class B (b)	6.970%	08/18/31	5,000,000	5,058,531
AMCR ABS Trust, Series 2024-A, Class C (b)	11.250%	08/18/31	6,000,000	6,399,785
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (b)	8.150%	12/17/36	3,500,000	3,641,629
Cherry Securitization Trust, Series 2024-1A, Class A (b)	5.700%	04/15/32	13,350,000	13,457,038
Cherry Securitization Trust, Series 2024-1A, Class C (b)	9.310%	04/15/32	2,750,000	2,811,046
Cherry Securitization Trust, Series 2024-1A, Class D (b)	12.280%	04/15/32	11,390,000	11,623,661
Cherry Securitization Trust, Series 2025-1A, Class A (b)	6.130%	11/15/32	18,200,000	18,477,201

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.2% continued
Cherry Securitization Trust, Series 2025-1A, Class D (b)	12.690%	11/15/32	$14,000,000	$14,421,912
Freedom Financial Trust, Series 2022-3FP, Class D (b)	7.360%	08/20/29	2,915,988	2,929,520
Freedom Financial Trust, Series 2022-4FP, Class D (b)	7.400%	12/18/29	5,198,801	5,223,275
LendingPoint Asset Securitization, Series 2022-C, Class C (b)	8.680%	02/15/30	2,842,155	2,835,546
LendingPoint Asset Securitization, Series 2022-C, Class D (b)	10.730%	02/15/30	4,920,000	863,075
Lendmark Funding Trust, Series 2020-2, Class B (b)	3.540%	04/21/31	2,000,000	1,965,187
Lendmark Funding Trust, Series 2020-2A, Class C (b)	4.690%	04/21/31	1,000,000	987,867
Lendmark Funding Trust, Series 2025-2A, Class D (b)	5.980%	10/20/34	10,400,000	10,480,291
Mariner Finance Issuance Trust, Series 2021-AA, Class D (b)	4.340%	03/20/36	1,850,000	1,800,028
Mariner Finance Issuance Trust, Series 2024-AA, Class B (b)	5.680%	09/22/36	4,000,000	4,074,725
Mariner Finance Issuance Trust, Series 2024-AA, Class C (b)	6.000%	09/22/36	3,000,000	3,064,113
Oportun Funding, LLC, Series 2024-3, Class D (b)	9.600%	08/15/29	8,300,000	8,394,715
Oportun Funding, LLC, Series 2024-1A, Class D (b)	12.072%	04/08/31	11,945,432	12,229,464

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 35

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Unsecured Consumer — 12.2% continued
Oportun Funding, LLC, Series 2021-B, Class A (b)	1.470%	05/08/31	$1,154,366	$1,132,997
Oportun Funding, LLC, Series 2021-B, Class D (b)	5.410%	05/08/31	2,319,333	2,303,882
Oportun Funding, LLC, Series 2021-C, Class A (b)	2.180%	10/08/31	5,954,564	5,856,204
Oportun Funding, LLC, Series 2021-C, Class B (b)	2.670%	10/08/31	4,423,390	4,356,302
Oportun Funding, LLC, Series 2021-C, Class C (b)	3.610%	10/08/31	2,892,217	2,859,564
Oportun Funding, LLC, Series 2021-C, Class D (b)	5.570%	10/08/31	2,135,136	2,114,802
Oportun Funding, LLC, Series 2024-2, Class D (b)	10.470%	02/09/32	8,000,000	8,220,609
Oportun Funding, LLC, Series 2025-1, Class B (b)	5.240%	08/16/32	3,122,000	3,133,328
Oportun Funding, LLC, Series 2025-1, Class D (b)	8.270%	08/16/32	4,500,000	4,514,107
Oportun Funding, LLC, Series 2025-D, Class C (b)	5.800%	02/08/33	2,425,000	2,432,650
Oportun Funding, LLC, Series 2025-D, Class D (b)	6.970%	02/08/33	25,225,000	25,158,320
Oportun Funding, LLC, Series 2025-A, Class D (b)	7.250%	02/08/33	6,500,000	6,486,264
Oportun Funding, LLC, Series 2025-A, Class E (b)	10.000%	02/08/33	8,500,000	8,494,300

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.2% continued
Oportun Funding, LLC, Series 2025-D, Class E (b)	10.820%	02/08/33	$13,000,000	$12,956,433
Oportun Funding, LLC, Series 2025-B, Class E (b)	9.400%	05/09/33	7,250,000	7,307,137
Oportun Funding, LLC, Series 2025-C, Class D (b)	5.910%	07/08/33	$13,900,000	$13,747,777
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (b)	6.660%	07/15/31	644,962	646,616
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (b)	8.344%	07/15/31	3,074,728	3,088,348
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (b)	6.319%	08/15/31	1,347,746	1,352,494
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (b)	6.611%	08/15/31	5,035,898	5,055,662
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (b)	7.573%	08/15/31	6,444,214	6,476,945
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (b)	7.297%	10/15/31	3,661,619	3,679,118
Pagaya AI Debt Selection Trust, Series 2025-R1, Class E (b)	12.105%	06/15/32	755,968	765,034
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (b)	6.282%	07/15/32	10,820,189	10,868,383
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (b)	6.307%	07/15/32	11,740,321	11,834,670
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (b)	12.626%	12/15/32	7,498,485	7,700,728

36 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Unsecured Consumer — 12.2% continued
Pagaya AI Debt Selection Trust, Series 2025-4, Class C (b)	6.146%	01/17/33	$12,999,538	$13,180,590
Pagaya AI Debt Selection Trust, Series 2025-4, Class D (b)	6.572%	01/17/33	6,899,755	6,971,232
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (b)	5.440%	03/15/33	24,499,053	24,603,517
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (b)	4.883%	04/15/33	16,275,000	16,223,854
Pagaya AI Debt Selection Trust, Series 2025-7, Class B (b)	5.064%	05/15/33	15,700,000	15,701,327
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (b)	5.409%	07/15/33	24,300,000	24,335,213
Pagaya Point of Sale Holdings, Series 2025-1, Class A (b)	5.715%	01/20/34	$14,400,000	$14,513,188
Pagaya Point of Sale Holdings, Series 2025-1, Class E (b)	11.276%	01/20/34	2,650,000	2,721,696
Pagaya Point of Sale Holdings, Series 2025-1, Class F (b)	12.000%	01/20/34	2,600,000	2,479,833
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class C (b)	5.506%	07/20/33	4,375,000	4,385,188
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (b)	11.240%	07/16/29	1,900,000	1,942,665
Purchasing Power Funding, Series 2024-A, Class C (b)	6.800%	08/15/28	8,820,000	8,861,603
Purchasing Power Funding, Series 2024-A, Class E (b)	10.180%	08/15/28	2,200,000	2,205,679

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.2% continued
Reach Financial, LLC, Series 2024-1A, Class B (b)	6.290%	02/18/31	$3,150,071	$3,171,954
Reach Financial, LLC, Series 2024-1A, Class C (b)	6.900%	02/18/31	3,450,000	3,545,612
Reach Financial, LLC, Series 2023-1A, Class C (b)	8.450%	02/18/31	13,378,979	13,528,171
Reach Financial, LLC, Series 2024-2A, Class C (b)	6.130%	07/15/31	3,000,000	3,074,031
Reach Financial, LLC, Series 2025-1A, Class B (b)	5.340%	08/16/32	5,700,000	5,784,022
Reach Financial, LLC, Series 2025-1A, Class C (b)	5.990%	08/16/32	2,500,000	2,544,737
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (b)	6.110%	06/15/32	13,601,269	13,768,836
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class A (b)	4.794%	09/15/32	8,925,610	8,948,279
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (b)	5.254%	09/15/32	9,250,000	9,287,178
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (b)	5.923%	09/15/32	19,300,000	19,312,887
Upgrade Master Pass-Thru Trust, Series 2025-ST7, Class B (b)	4.979%	11/15/32	$11,856,000	$11,871,816
Upgrade Receivables Trust, Series 2024-1A, Class C (b)	6.470%	01/15/31	8,875,000	8,945,081
Upstart Pass-Through Trust, Series 2022-ST3, Class A (b)	4.300%	05/20/30	2,871,961	2,865,578

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 37

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.7% continued
Unsecured Consumer — 12.2% continued
Upstart Securitization Trust, Series 2025-3, Class C (b)	5.430%	09/20/35	$10,300,000	$10,234,725
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (b)	4.250%	06/17/30	541,776	540,432
				594,878,293

Total Securitized
(Cost $4,139,020,830)				$4,172,080,370

Treasury — 4.6%
U.S. Treasury Notes (a)	1.625%	02/15/26	$20,000,000	$19,950,078
U.S. Treasury STRIPS	0.125%	04/15/26	12,413,800	12,305,702
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	15,004,065
U.S. Treasury Notes	3.750%	08/31/26	25,000,000	25,026,905
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,117,663
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,861,719
U.S. Treasury Notes (a)	4.500%	05/15/27	20,000,000	20,265,625
U.S. Treasury Notes (a)	2.250%	08/15/27	50,000,000	49,027,344
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	20,133,594
U.S. Treasury Notes	1.250%	09/30/28	40,000,000	37,626,562

Total Treasury
(Cost $223,321,177)				$224,319,257

	Shares	Fair Value
Registered Investment Companies — 7.9%
State Street Institutional US Government Money Market Fund - Premier Class, 3.74% (g)	357,672,391	$357,672,391

	Shares	Fair Value
Registered Investment Companies — 7.9% continued
State Street Navigator Securities Lending Portfolio I, 3.38% (g)(h)	28,290,868	$28,290,868
Total Registered Investment Companies
(Cost $385,963,259)		$385,963,259

Total Investment Securities — 100.7%
(Cost $4,866,784,664)		$4,901,577,210

Liabilities in Excess of Other Assets — (0.7)%		(34,970,156)

Net Assets — 100.0%		$4,866,607,054

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $64,792,941.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2025 was $3,657,632,474, representing 75.2% of net assets.

(c)	Percentage rounds to less than 0.1%.
(d)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2025 was $21,568,164 representing 0.4% of net assets.
(f)	Non-income producing security - security in default.
(g)	The rate shown is the 7-day effective yield as of December 31, 2025.
(h)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

NA — National Association

plc — Public Limited Company

PO — Principal Only

Prime — Short—term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

38 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Total Return Fund
Schedule of Investments
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 96.6%
ABS-Other — 2.8%
ACHD Trust, Series 2025-DS1, Class A (a)	5.978%	01/09/34	$100,000	$100,002
AMDR ABS Trust, Series 2025-1A, Class A (a)	6.378%	12/19/33	87,258	87,268
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (a)	5.940%	03/25/42	100,000	100,188
Service Experts Issuer, Series 2025-1A, Class B (a)	7.620%	01/20/37	350,000	350,920
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(b)	7.574%	09/25/32	229,690	229,285
				867,663
Agency MBS CMO — 51.6%
FHLMC, Series 4434, Class HZ	3.000%	06/15/37	621,178	520,092
FHLMC, Series 4045, Class PE	3.500%	05/15/42	360,000	327,867
FHLMC, Series 4161, Class LM	2.500%	08/15/42	81,042	69,453
FHLMC, Series 4158, Class CA	1.500%	12/15/42	162,311	142,502
FHLMC, Series 4152, Class GW	2.500%	01/15/43	877,077	714,276
FHLMC, Series 4210, Class Z	3.000%	05/15/43	154,927	130,713
FHLMC, Series 4425, Class TA	2.000%	01/15/45	1,391,327	1,208,767
FHLMC, Series 5151, Class WN	2.000%	10/25/50	368,340	215,670
FHLMC, Series 5071, Class ZT	1.500%	02/25/51	1,618,584	688,446
FHLMC, Series 5131, Class JL	1.000%	08/25/51	602,618	460,699
FNMA, Series 2020-44, Class EG	2.000%	09/25/42	1,101,702	956,416
FNMA, Series 2012-103, Class ZP	3.000%	09/25/42	1,343,167	1,053,149
FNMA, Series 2012-152, Class TC	2.500%	01/25/43	240,000	189,490

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 51.6% continued
FNMA, Series 2017-87, Class EA	3.000%	04/25/44	$1,672,260	$1,542,863
FNMA, Series 2016-61, Class ML	3.000%	09/25/46	400,000	340,783
FNMA, Series 2017-48, Class LH	2.500%	05/25/47	285,874	254,217
FNMA, Series 2018-28, Class CA	3.000%	05/25/48	177,927	159,687
FNMA, Series 2018-95, Class B	3.500%	01/25/49	1,864,028	1,704,507
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	369,638	282,844
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	174,576	100,530
FNMA, Series 2022-10, Class CK	2.250%	02/25/52	119,120	71,192
FNMA, Series 2019-22, Class BA	3.500%	12/25/58	509,475	484,413
GNMA, Series 2009-54, Class Z	6.000%	07/16/39	934,937	983,130
GNMA, Series 2012-97, Class CB	2.500%	08/16/42	723,383	609,495
GNMA, Series 2012-143, Class QD	1.500%	10/20/42	202,913	180,717
GNMA, Series 2012-129, Class PE	2.000%	11/16/42	250,000	202,191
GNMA, Series 2016-19, Class AC	3.000%	02/20/46	195,000	164,799
GNMA, Series 2020-123, Class EA	1.000%	08/20/50	455,331	255,650
GNMA, Series 2021-24, Class QD	1.250%	08/20/50	368,807	290,858
GNMA, Series 2020-123, Class PB	2.250%	08/20/50	493,950	408,753
GNMA, Series 2020-134, Class XL	1.000%	09/20/50	199,999	94,517

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 39

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 96.6% continued
Agency MBS CMO — 51.6% continued
GNMA, Series 2020-138, Class NU	1.500%	09/20/50	$172,858	$96,809
GNMA, Series 2020-183, Class AY	2.000%	11/20/50	763,442	624,396
GNMA, Series 2021-87, Class DB	2.000%	05/20/51	683,133	595,033
				16,124,924
Agency MBS CMO Derivatives — 4.2%
FHLMC, Series 3616, Class S (IO) (-1* SOFR30A + 641) (b)	2.202%	12/15/39	686,287	62,841
FHLMC, Series 5092, Class KS (IO) (-1* SOFR30A + 330) (b)	0.000%	03/25/51	640,881	235,744
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	146,435	103,034
FNMA, Series 2012-133, Class WS (IO) (-.83* SOFR30A + 391) (b)	0.189%	12/25/42	134,430	80,520
GNMA, Series 2004-106, Class SJ (IO) (-5* TSFR1M + 39) (b)	8.256%	12/16/34	51,748	52,585
GNMA, Series 2011-7, Class LS (IO)	2.183%	12/20/40	916,703	789,529
				1,324,253
Agency MBS Passthrough — 3.4%
FHLMC, Pool #SD2217	6.000%	01/01/53	381,789	392,055
GNMA, Series 2020-16, Class MD	2.750%	02/20/50	620,833	519,051
GNMA, Pool #MA9367	8.000%	12/20/53	157,390	162,872
				1,073,978
Auto Loan — 3.3%
ACM Auto Trust, Series 2025-3A, Class B (a)	6.080%	07/20/32	150,000	149,404

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 3.3% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D (a)	5.820%	01/15/32	$175,000	$174,680
First Help Financial, LLC, Series 23-1A, Class A2 (a)	6.570%	06/15/28	73,437	73,784
First Help Financial, LLC, Series 23-1A, Class B (a)	6.770%	05/15/29	125,000	125,739
Huntington National Bank (The), Series 2025-2, Class B1 (a)	4.835%	09/20/33	88,297	88,866
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (a)	5.760%	01/20/39	100,000	100,298
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (a)	6.012%	06/26/34	100,000	100,073
Western Funding Auto Loan Trust, Series 2025-1, Class D (a)	5.790%	01/15/36	200,000	203,025
				1,015,869
CRE/CLO — 1.5%
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (a)	6.099%	12/18/37	86,557	85,128
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(b)	7.647%	01/18/41	270,000	270,017
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(b)	6.427%	08/20/42	100,000	99,947
				455,092

40 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 96.6% continued
Equipment — 0.8%
MMP Capital, LLC, Series 2025-A, Class A (a)	5.360%	12/15/31	$99,046	$99,922
NMEF Funding, LLC, Series 2022-B, Class C (a)	8.540%	06/15/29	150,000	153,006
				252,928
HECM — 7.2%
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (a)	4.500%	07/25/65	250,543	239,151
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (a)	4.500%	07/25/65	127,282	103,825
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (a)	4.250%	10/25/65	100,733	80,959
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (a)	3.000%	11/25/38	200,000	182,835
Onity Loan Investment Trust, Series 2025-HB1, Class A (a)	3.000%	06/25/38	153,228	150,567
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	500,000	432,932
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	920,000	875,703
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)	3.000%	01/25/62	200,000	187,207
				2,253,179

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 0.3%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(b)	6.300%	08/15/42	$100,000	$100,127

Industrial — 1.3%
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (a)(b)	7.000%	07/15/27	100,000	100,311
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (a)(b)	6.400%	08/15/42	95,828	96,086
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(b)	5.700%	12/15/44	200,000	200,124
				396,521
Laboratory — 2.6%
Commercial Mortgage Trust, Series 2020-CX, Class B (a)	2.446%	11/10/46	200,000	167,779
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(b)	5.264%	03/15/38	143,500	142,695
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(b)	6.214%	03/15/38	94,500	92,088
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(b)	5.045%	05/15/39	250,000	241,099
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	5.843%	05/15/39	195,000	175,750
				819,411

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 41

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 96.6% continued
Multifamily — 2.7%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(b)	6.839%	08/15/39	$187,239	$187,705
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)	7.424%	07/25/41	243,745	243,746
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(b)	5.924%	02/25/45	221,838	219,773
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(b)	7.034%	11/25/51	176,807	177,007
				828,231
Non-Agency MBS 2.0 — 0.9%
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (a)	3.698%	09/25/48	198,720	137,613
Redwood Funding Trust, Series 2025-3, Class B (a)	7.749%	12/27/56	150,000	150,420
				288,033
Office — 2.6%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)(c)	3.289%	01/15/32	125,000	70,300
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B (1* TSFR1M + 169) (a)(b)	5.442%	02/15/42	290,000	289,459

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 2.6% continued
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(b)	5.748%	12/15/35	$200,000	$192,060
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	250,000	251,824
				803,643
Residential Transition Loan — 1.8%
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2 (a)	6.060%	07/25/40	350,000	352,683
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (a)	5.952%	01/25/40	200,000	201,754
				554,437
Retail — 1.3%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(b)	5.765%	02/15/40	200,000	200,161
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(b)	6.465%	02/15/40	200,000	199,583
				399,744
Second Lien — 2.0%
Point Securitization Trust, Series 2023-1, Class A1 (a)	6.500%	11/25/53	268,700	268,978
Point Securitization Trust, Series 2024-1, Class A1 (a)	6.500%	06/25/54	289,265	290,033
Unlock HEA Trust, Series 2025-2, Class C (a)	6.000%	11/25/41	100,000	77,518
				636,529

42 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 96.6% continued
Small Business — 1.0%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (a)	5.780%	07/15/31	$150,000	$151,667
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (a)	7.150%	09/10/31	150,000	149,805
				301,472
Unsecured Consumer — 5.3%
ACHV ABS Trust, Series 2024-1PL, Class D (a)	7.290%	04/25/31	79,254	80,456
Cherry Securitization Trust, Series 2025-1A, Class A (a)	6.130%	11/15/32	300,000	304,569
Lendmark Funding Trust, Series 2025-2A, Class D (a)	5.980%	10/20/34	220,000	221,698
Oportun Funding, LLC, Series 2025-D, Class D (a)	6.970%	02/08/33	150,000	149,604
Oportun Funding, LLC, Series 2025-C, Class D (a)	5.910%	07/08/33	100,000	98,905
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (a)	5.440%	03/15/33	149,994	150,634
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (a)	5.409%	07/15/33	100,000	100,145
RCKT Trust, Series 2025-1A, Class D (a)	5.420%	07/25/34	150,000	150,721
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (a)	5.254%	09/15/32	150,000	150,603
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (a)	5.923%	09/15/32	250,000	250,167
				1,657,502
Total Securitized
(Cost $29,629,288)				$30,153,536

	Shares	Fair Value
Registered Investment Companies — 3.2%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (d) (Cost $1,009,441)	1,009,441	$1,009,441

Total Investment Securities — 99.8%
(Cost $30,638,729)		$31,162,977

Other Assets in Excess of Liabilities — 0.2%		69,356

Net Assets — 100.0%		$31,232,333

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 12/31/2025 was $11,630,381, representing 37.2% of net assets.

(b)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2025 was $70,300, representing 0.2% of net assets.
(d)	The rate shown is the 7-day effective yield as of December 31, 2025.

IO — Interest Only

NA — National Association

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0%
Banking — 5.1%
American Express Co.	5.282%	07/27/29	$400,000	$411,974
American Express Co.	5.532%	04/25/30	325,000	339,040
American Express Co. (a)	5.085%	01/30/31	925,000	953,447
American Express Co. (b)	5.284%	07/26/35	825,000	850,144
Bank of America Corp.	3.194%	07/23/30	3,250,000	3,139,105
Bank of America Corp. (1* TSFR3M + 145) (a)	2.884%	10/22/30	2,300,000	2,188,682
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	419,301
Bank of America Corp., Class B (1* SOFR + 153) (a)	1.898%	07/23/31	3,000,000	2,694,748
Bank of America Corp. (b)	2.687%	04/22/32	7,125,000	6,538,286
Bank of America Corp.	4.571%	04/27/33	1,700,000	1,695,835
Bank of America Corp.	5.468%	01/23/35	250,000	260,430
Bank of Montreal France	0.949%	01/22/27	630,000	628,776
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,150,000	2,282,695
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (a)	5.834%	10/25/33	500,000	539,120
Bank of New York Mellon Corp. (The), Series J (b)	5.316%	06/06/36	1,700,000	1,761,184
Capital One Financial Corp. (b)	4.493%	09/11/31	3,400,000	3,395,013
Capital One Financial Corp.	6.377%	06/08/34	500,000	540,465
Capital One Financial Corp.	5.197%	09/11/36	890,000	885,511
Citibank NA	5.570%	04/30/34	1,750,000	1,850,987
Citigroup, Inc.	5.174%	02/13/30	500,000	513,076
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	3,380,000	3,219,034
Citigroup, Inc.	2.666%	01/29/31	4,537,000	4,246,821
Citigroup, Inc. (1* SOFR + 211) (a)	2.572%	06/03/31	4,175,000	3,868,271

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.1% continued
Citigroup, Inc.	2.561%	05/01/32	$1,550,000	$1,406,667
Citigroup, Inc.	3.057%	01/25/33	2,250,000	2,061,145
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,360,075
Comerica, Inc.	5.982%	01/30/30	2,850,000	2,973,170
Discover Bank	3.450%	07/27/26	1,500,000	1,495,439
Fifth Third Bancorp (b)	1.707%	11/01/27	450,000	441,409
Fifth Third Bancorp	6.361%	10/27/28	500,000	520,166
Fifth Third Bancorp (1* SOFR + 234) (a)	6.339%	07/27/29	750,000	789,841
First Horizon Bank (b)	5.750%	05/01/30	250,000	258,270
Goldman Sachs Group, Inc. (The)	1.948%	10/21/27	1,000,000	983,088
Goldman Sachs Group, Inc. (The)	2.600%	02/07/30	500,000	469,835
Goldman Sachs Group, Inc. (The)	5.207%	01/28/31	1,800,000	1,858,763
Goldman Sachs Group, Inc. (The)	1.992%	01/27/32	4,550,000	4,042,085
Goldman Sachs Group, Inc. (The) (1* SOFR + 128) (a)	2.615%	04/22/32	9,175,000	8,365,884
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,157,935
HSBC Holdings plc	4.619%	11/06/31	1,000,000	1,003,084
HSBC Holdings plc	5.450%	03/03/36	1,000,000	1,031,703
Huntington Bancshares, Inc.	6.208%	08/21/29	750,000	786,603
Huntington Bancshares, Inc. (b)	5.023%	05/17/33	400,000	404,676
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	397,000
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,325,364
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,010,349
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	3,110,000	3,080,488
JPMorgan Chase & Co. (1* SOFR + 115) (a)	2.069%	06/01/29	1,250,000	1,193,632
JPMorgan Chase & Co.	3.702%	05/06/30	1,500,000	1,477,416

44 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Banking — 5.1% continued
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	$1,850,000	$1,754,995
JPMorgan Chase & Co. (b)	4.603%	10/22/30	1,900,000	1,926,677
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	428,639
JPMorgan Chase & Co.	2.963%	01/25/33	8,275,000	7,593,804
JPMorgan Chase & Co.	5.294%	07/22/35	950,000	980,098
KeyBank NA (b)	5.000%	01/26/33	5,900,000	5,959,097
KeyCorp	4.789%	06/01/33	300,000	299,843
Morgan Stanley, Series I	5.230%	01/15/31	875,000	902,551
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	9,900,000	9,286,166
Morgan Stanley (SOFR + 312) (a)	3.622%	04/01/31	2,500,000	2,429,061
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	3,750,000	3,293,440
Morgan Stanley	1.928%	04/28/32	750,000	658,018
Morgan Stanley	2.239%	07/21/32	1,000,000	888,588
Morgan Stanley Private Bank	4.466%	07/06/28	2,000,000	2,013,473
PNC Bank NA	2.700%	10/22/29	250,000	236,070
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	248,248
PNC Financial Services Group, Inc. (The) (b)	5.300%	01/21/28	1,000,000	1,012,927
PNC Financial Services Group, Inc. (The) (b)	5.582%	06/12/29	500,000	518,560
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	918,070
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	1,000,000	1,073,581
Royal Bank of Canada	4.522%	10/18/28	900,000	908,788
Royal Bank of Canada	4.650%	10/18/30	3,150,000	3,193,916
State Street Corp.	5.272%	08/03/26	700,000	704,450
State Street Corp.	2.623%	02/07/33	258,000	233,136
State Street Corp. (b)	4.164%	08/04/33	300,000	294,224

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.1% continued
Toronto-Dominion Bank (The)	1.200%	06/03/26	$1,050,000	$1,037,947
Toronto-Dominion Bank (The)	5.156%	01/10/28	500,000	511,319
Toronto-Dominion Bank (The), Series C (b)	5.523%	07/17/28	500,000	518,029
Toronto-Dominion Bank (The) (b)	4.994%	04/05/29	1,000,000	1,025,165
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	219,954
Truist Financial Corp. (b)	6.047%	06/08/27	500,000	504,023
Truist Financial Corp. (b)	4.873%	01/26/29	500,000	507,956
Truist Financial Corp.	1.887%	06/07/29	1,000,000	950,049
Truist Financial Corp.	7.161%	10/30/29	500,000	539,388
Truist Financial Corp., Series I (b)	5.071%	05/20/31	450,000	462,289
Truist Financial Corp.	5.711%	01/24/35	500,000	525,960
US Bancorp (b)	2.215%	01/27/28	800,000	785,718
US Bancorp	4.548%	07/22/28	300,000	302,486
US Bancorp, Series CC (b)	5.083%	05/15/31	875,000	901,944
US Bancorp	2.677%	01/27/33	2,750,000	2,479,962
US Bancorp (b)	4.839%	02/01/34	1,000,000	1,007,347
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	635,111
Wells Fargo & Co., Series W (1* SOFR + 174) (a)	5.574%	07/25/29	900,000	932,289
Wells Fargo & Co.	2.879%	10/30/30	4,000,000	3,805,172
Wells Fargo & Co., Series W (a)	5.244%	01/24/31	875,000	906,080
Wells Fargo & Co.	2.572%	02/11/31	1,050,000	980,684
Wells Fargo & Co.	3.350%	03/02/33	2,700,000	2,520,009
Wells Fargo & Co.	5.499%	01/23/35	1,000,000	1,043,370
				155,974,703
Basic Industry — 0.0% (c)
Nucor Corp. (b)	3.125%	04/01/32	250,000	232,379
PPG Industries, Inc. (b)	2.550%	06/15/30	300,000	279,217
				511,596
Brokerage Asset Managers Exchanges — 0.1%
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	515,961
BlackRock, Inc.	2.100%	02/25/32	1,625,000	1,434,463

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Brokerage Asset Managers Exchanges — 0.1% continued
Blackstone Reg Finance Co., LLC (b)	4.300%	11/03/30	$1,635,000	$1,634,077
Intercontinental Exchange, Inc.	5.250%	06/15/31	400,000	420,500
Intercontinental Exchange, Inc. (b)	4.950%	06/15/52	875,000	804,352
				4,809,353
Capital Goods — 0.5%
Carrier Global Corp., Class B (b)	2.722%	02/15/30	250,000	235,366
Caterpillar, Inc.	5.200%	05/15/35	1,650,000	1,710,252
Deere & Co.	3.100%	04/15/30	1,725,000	1,661,901
John Deere Capital Corp. (b)	4.400%	09/08/31	900,000	908,850
John Deere Capital Corp.	5.100%	04/11/34	750,000	775,538
Johnson Controls International plc	5.500%	04/19/29	450,000	467,992
Johnson Controls International plc	2.000%	09/16/31	500,000	440,264
L3Harris Technologies, Inc. (b)	4.400%	06/15/28	1,710,000	1,723,126
Northrop Grumman Corp.	4.900%	06/01/34	900,000	912,539
RTX Corp.	6.100%	03/15/34	2,675,000	2,926,703
Waste Connections, Inc.	3.200%	06/01/32	1,800,000	1,675,161
Waste Management, Inc.	3.875%	01/15/29	1,375,000	1,372,989
				14,810,681
Communications — 0.6%
American Tower Corp.	3.125%	01/15/27	300,000	297,150
American Tower Corp.	5.800%	11/15/28	250,000	260,982
American Tower Corp.	5.200%	02/15/29	2,175,000	2,238,421
American Tower Corp.	2.100%	06/15/30	200,000	181,508
AT&T, Inc.	2.300%	06/01/27	650,000	635,143
AT&T, Inc.	2.550%	12/01/33	114,000	97,296
AT&T, Inc.	4.500%	05/15/35	700,000	672,403
AT&T, Inc., Class B	3.500%	06/01/41	400,000	314,638
British Telecommunications plc (d)	3.250%	11/08/29	275,000	264,232

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 0.6% continued
Comcast Corp.	1.950%	01/15/31	$2,250,000	$2,005,607
Comcast Corp.	3.969%	11/01/47	144,000	107,854
Comcast Corp.	5.350%	05/15/53	925,000	830,896
Deutsche Telekom International Finance BV (d)	4.750%	06/21/38	100,000	96,465
T-Mobile USA, Inc.	5.050%	07/15/33	4,975,000	5,076,746
Verizon Communications, Inc. (b)	1.750%	01/20/31	700,000	616,165
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,278,471
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,090,106
Verizon Wireless	5.000%	01/15/36	1,785,000	1,769,847
				17,833,930
Consumer Cyclical — 1.4%
American Honda Finance	4.250%	09/01/28	1,720,000	1,730,418
American Honda Finance (b)	4.900%	01/10/34	400,000	401,846
CVS Health Corp.	3.750%	04/01/30	500,000	488,229
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,247,952
CVS Health Corp. (b)	5.875%	06/01/53	450,000	436,948
Dollar Tree, Inc. (b)	4.200%	05/15/28	4,100,000	4,102,455
Expedia, Inc. (b)	3.800%	02/15/28	1,250,000	1,243,096
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	881,168
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,086,951
General Motors Co.	5.625%	04/15/30	4,500,000	4,688,658
General Motors Financial Co., Inc., Class B (b)	1.500%	06/10/26	700,000	692,082
General Motors Financial Co., Inc.	5.750%	02/08/31	500,000	525,903
General Motors Financial Co., Inc.	5.450%	09/06/34	1,700,000	1,724,464
Home Depot, Inc. (The) (b)	4.950%	06/25/34	750,000	767,087
Home Depot, Inc. (The)	4.200%	04/01/43	1,100,000	953,860
Hyundai Capital America (d)	5.250%	01/08/27	400,000	404,555
Hyundai Capital America (d)	5.350%	03/19/29	3,110,000	3,199,488

46 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Consumer Cyclical — 1.4% continued
Hyundai Capital America, Series A (d)	5.300%	01/08/30	$875,000	$901,627
Hyundai Capital America (d)	5.400%	06/24/31	850,000	879,591
Hyundai Capital America, Series A (d)	4.750%	09/26/31	400,000	401,457
Lowe’s Cos., Inc.	2.625%	04/01/31	950,000	871,557
Lowe’s Cos., Inc. (b)	2.800%	09/15/41	3,025,000	2,174,490
Mercedes-Benz Financing NA (d)	4.750%	03/31/28	500,000	507,948
Mercedes-Benz Financing NA (b)(d)	5.000%	01/11/34	2,000,000	2,020,841
Target Corp. (b)	5.000%	04/15/35	3,340,000	3,383,833
Toyota Motor Credit Corp.	4.550%	05/17/30	1,450,000	1,474,728
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	847,336
Toyota Motor Credit Corp.	4.650%	09/03/32	440,000	444,096
Volkswagen Group America (d)	5.650%	09/12/28	2,400,000	2,474,332
Walmart, Inc. (b)	4.500%	04/15/53	450,000	397,952
				43,354,948
Consumer Non-Cyclical — 1.2%
Abbott Laboratories	4.750%	11/30/36	100,000	100,614
AbbVie, Inc.	3.200%	11/21/29	3,900,000	3,782,126
AbbVie, Inc.	4.550%	03/15/35	100,000	98,448
AbbVie, Inc.	4.500%	05/14/35	800,000	785,111
Amgen, Inc. (b)	4.200%	03/01/33	400,000	390,977
Amgen, Inc.	5.250%	03/02/33	3,750,000	3,881,855
Amgen, Inc.	5.600%	03/02/43	425,000	427,360
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,598,343
Baxter International, Inc.	1.915%	02/01/27	131,000	127,830
Bristol-Myers Squibb Co.	2.950%	03/15/32	2,300,000	2,130,364
Constellation Brands, Inc. (b)	2.250%	08/01/31	2,195,000	1,947,650
HCA, Inc.	3.375%	03/15/29	1,900,000	1,851,036
HCA, Inc.	4.125%	06/15/29	650,000	647,796
HCA, Inc. (b)	4.300%	11/15/30	1,140,000	1,135,691
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	808,863

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical — 1.2% continued
Kroger Co. (The) (b)	3.500%	02/01/26	$1,250,000	$1,249,137
Kroger Co. (The)	2.650%	10/15/26	100,000	98,988
Kroger Co. (The)	1.700%	01/15/31	1,552,000	1,367,466
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	371,129
Mondelez International, Inc. (d)	1.250%	09/24/26	1,600,000	1,568,810
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,311,330
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,670,042
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,577,219
Phillip Morris International, Inc.	5.375%	02/15/33	2,550,000	2,666,504
Roche Holdings, Inc. (d)	2.076%	12/13/31	2,300,000	2,034,595
Roche Holdings, Inc. (d)	5.593%	11/13/33	2,331,000	2,492,093
				37,121,377
Electric — 1.4%
CMS Energy Corp.	2.950%	02/15/27	100,000	98,651
Commonwealth Edison Co.	5.300%	06/01/34	900,000	937,373
Dominion Energy South Carolina, Inc. (b)	6.250%	10/15/53	450,000	484,099
Dominion Energy, Inc.	1.450%	04/15/26	750,000	744,413
DTE Electric Co.	5.200%	04/01/33	450,000	467,635
DTE Energy Co., Series E	2.850%	10/01/26	100,000	99,132
DTE Energy Co., Series H	2.950%	03/01/30	125,000	118,383
Duke Energy Carolinas SC Storm Funding, LLC	4.898%	03/01/44	4,170,000	4,162,005
Duke Energy Corp. (b)	4.300%	03/15/28	825,000	829,443
Duke Energy Corp. (b)	4.950%	09/15/35	880,000	872,617
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,069,886
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	231,125
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	258,971
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	532,496

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Electric — 1.4% continued
Florida Power & Light Co.	5.100%	04/01/33	$500,000	$517,822
Idaho Power Co.	5.500%	03/15/53	900,000	875,167
Idaho Power Co. (b)	5.800%	04/01/54	1,850,000	1,877,198
MidAmerican Energy Co.	3.650%	04/15/29	350,000	345,848
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	461,064
NextEra Energy Capital Holdings, Inc. (b)	4.625%	07/15/27	1,535,000	1,551,462
NextEra Energy Capital Holdings, Inc. (b)	5.250%	03/15/34	500,000	512,793
Northern States Power Co.	2.250%	04/01/31	500,000	453,883
Northern States Power Co.	5.100%	05/15/53	900,000	834,252
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	6,698,738	6,774,990
Oncor Electric Delivery Co., LLC (b)	7.000%	05/01/32	2,750,000	3,104,214
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	383,804
Oncor Electric Delivery Co., LLC (b)	4.950%	09/15/52	500,000	445,294
PacifiCorp	5.500%	05/15/54	450,000	402,149
PECO Energy Co.	3.000%	09/15/49	200,000	131,256
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	921,374
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	106,285
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,144,696
Public Service Co. of Colorado	4.500%	06/01/52	400,000	333,218
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	98,893
Public Service Electric & Gas Co. (b)	4.900%	08/15/35	2,460,000	2,477,346
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	99,086

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.4% continued
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	$8,078,451	$8,154,078
Wisconsin Power & Light Co. (b)	1.950%	09/16/31	800,000	700,912
				43,613,313
Energy — 0.8%
BP Capital Markets America, Inc. (b)	4.812%	02/13/33	800,000	810,181
BP Capital Markets America, Inc.	4.893%	09/11/33	500,000	508,658
BP Capital Markets America, Inc.	4.989%	04/10/34	500,000	509,878
ConocoPhillips Co. (b)	5.550%	03/15/54	450,000	432,971
Coterra Energy, Inc. (b)	3.900%	05/15/27	100,000	99,622
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	198,552
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	504,775
Energy Transfer, LP (d)	5.625%	05/01/27	500,000	499,952
Energy Transfer, LP	5.550%	05/15/34	500,000	513,828
Energy Transfer, LP	5.600%	09/01/34	3,000,000	3,087,347
Helmerich & Payne, Inc. (b)	2.900%	09/29/31	1,650,000	1,472,517
HF Sinclair Corp.	5.750%	01/15/31	3,700,000	3,823,485
MPLX, LP	5.000%	03/01/33	3,400,000	3,415,977
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,457,847
Phillips 66 Co.	3.550%	10/01/26	100,000	99,727
Phillips 66 Co. (b)	5.300%	06/30/33	875,000	902,354
Phillips 66 Co. (b)	4.950%	03/15/35	1,300,000	1,291,843
Shell Finance US, Inc.	2.375%	11/07/29	645,000	608,348
Shell Finance US, Inc. (b)	4.750%	01/06/36	4,160,000	4,153,848
Shell Finance US, Inc. (d)	6.375%	12/15/38	73,000	81,313
Valero Energy Corp.	5.150%	02/15/30	400,000	411,652
				24,884,675
Insurance — 2.0%
Anthem, Inc. (b)	4.600%	09/15/32	2,565,000	2,563,679

48 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Insurance — 2.0% continued
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	$900,000	$692,553
Equitable Financial Life Global Funding (d)	1.800%	03/08/28	1,434,000	1,365,087
Equitable Financial Life Global Funding (b)(d)	5.000%	03/27/30	825,000	843,389
Jackson National Life Global Funding (b)(d)	5.500%	01/09/26	800,000	800,216
Jackson National Life Global Funding (d)	5.550%	07/02/27	2,200,000	2,245,359
Jackson National Life Global Funding (d)	4.550%	09/09/30	860,000	856,666
Lincoln Financial Global Funding (d)	4.625%	08/18/30	850,000	855,063
Lincoln National Corp. (b)	3.625%	12/12/26	100,000	99,642
MassMutual Global Funding (b)(d)	1.200%	07/16/26	400,000	394,170
MassMutual Global Funding (b)(d)	5.150%	05/30/29	4,350,000	4,478,125
MassMutual Global Funding (d)	4.350%	09/17/31	2,300,000	2,278,295
MassMutual Global Funding (b)(d)	5.050%	08/26/35	500,000	502,746
Met Life Global Funding I (d)	5.400%	09/12/28	1,850,000	1,915,701
Met Life Global Funding I (d)	4.300%	08/25/29	1,000,000	1,003,905
Met Life Global Funding I (d)	1.550%	01/07/31	1,950,000	1,709,014
Met Life Global Funding I (d)	5.150%	03/28/33	500,000	514,473
Met Life Global Funding I (d)	5.050%	01/08/34	850,000	867,017
New York Life Global Funding (d)	1.150%	06/09/26	50,000	49,412
New York Life Global Funding (d)	4.900%	06/13/28	1,000,000	1,022,369

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 2.0% continued
New York Life Global Funding (d)	4.700%	01/29/29	$1,000,000	$1,016,996
New York Life Global Funding (b)(d)	1.200%	08/07/30	2,000,000	1,747,883
New York Life Global Funding (d)	5.000%	01/09/34	1,000,000	1,016,121
Northwestern Mutual Global Funding (d)	5.070%	03/25/27	3,000,000	3,042,454
Northwestern Mutual Global Funding (b)(d)	4.350%	09/15/27	400,000	403,022
Northwestern Mutual Global Funding (b)(d)	5.160%	05/28/31	3,245,000	3,368,564
Pacific Life Global Fund II (b)(d)	1.450%	01/20/28	790,000	751,189
Pacific Life Global Fund II (b)(d)	4.850%	02/10/30	5,217,000	5,332,055
Pricoa Global Funding I (d)	5.550%	08/28/26	700,000	706,448
Pricoa Global Funding I (b)(d)	5.100%	05/30/28	500,000	512,423
Pricoa Global Funding I (d)	4.350%	11/25/30	1,845,000	1,849,648
Pricoa Global Funding I (d)	4.650%	08/27/31	500,000	506,201
Pricoa Global Funding I (d)	4.750%	08/26/32	1,700,000	1,711,516
Pricoa Global Funding I (b)(d)	5.350%	05/28/35	1,350,000	1,391,956
Principal Life Global Funding II (d)	0.875%	01/12/26	500,000	499,537
Principal Life Global Funding II (b)(d)	5.000%	01/16/27	500,000	504,733
Principal Life Global Funding II (d)	4.600%	08/19/27	300,000	302,793
Principal Life Global Funding II (d)	4.250%	08/18/28	925,000	928,261
Progressive Corp.	3.200%	03/26/30	240,000	232,140
Protective Life Global Funding (d)	5.209%	04/14/26	1,000,000	1,003,109
Protective Life Global Funding (d)	1.618%	04/15/26	800,000	794,532

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Insurance — 2.0% continued
Protective Life Global Funding (d)	4.992%	01/12/27	$500,000	$504,891
Protective Life Global Funding (d)	1.900%	07/06/28	650,000	616,451
Protective Life Global Funding (d)	5.467%	12/08/28	500,000	518,041
Protective Life Global Funding (d)	1.737%	09/21/30	1,500,000	1,325,536
Protective Life Global Funding (d)	5.432%	01/14/32	4,490,000	4,670,588
RGA Global Funding (b)(d)	2.000%	11/30/26	660,000	648,208
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,135,367
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	409,160
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	447,750
				62,954,454
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	294,615
Atmos Energy Corp.	5.900%	11/15/33	850,000	918,847
Atmos Energy Corp.	4.125%	03/15/49	885,000	706,936
				1,920,398
Other Utility — 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	284,379
American Water Capital Corp.	2.300%	06/01/31	825,000	745,132
American Water Capital Corp.	5.150%	03/01/34	2,000,000	2,059,209
American Water Capital Corp.	5.700%	09/01/55	450,000	450,588
				3,539,308
REITS — 0.4%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	99,563
American Homes 4 Rent (b)	4.250%	02/15/28	100,000	100,199
Boston Properties, LP	2.750%	10/01/26	50,000	49,478

	Coupon	Maturity	Shares / Par Value	Fair Value
REITS — 0.4% continued
CubeSmart, LP	2.250%	12/15/28	$4,200,000	$3,984,708
ERP Operating, LP	2.850%	11/01/26	100,000	99,163
ERP Operating, LP (b)	2.500%	02/15/30	1,850,000	1,735,456
Extra Space Storage, LP	5.700%	04/01/28	100,000	103,316
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,265,685
Extra Space Storage, LP (b)	5.350%	01/15/35	400,000	408,948
Public Storage (b)	1.850%	05/01/28	800,000	763,254
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,365,686
Realty Income Corp.	4.450%	09/15/26	413,000	413,420
Realty Income Corp.	3.000%	01/15/27	100,000	99,112
Realty Income Corp.	2.100%	03/15/28	250,000	240,033
Realty Income Corp.	2.200%	06/15/28	151,000	144,828
Realty Income Corp.	4.000%	07/15/29	60,000	59,708
Realty Income Corp.	3.200%	02/15/31	250,000	236,901
Realty Income Corp. (b)	5.125%	02/15/34	1,000,000	1,024,492
				12,193,950
Technology — 0.8%
Alphabet, Inc.	5.300%	05/15/65	430,000	404,408
Alphabet, Inc.	5.700%	11/15/75	1,725,000	1,697,832
Broadcom, Inc. (d)	4.150%	04/15/32	3,900,000	3,813,591
Broadcom, Inc.	4.800%	02/15/36	1,705,000	1,682,403
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,494,904
Dell International, LLC / EMC Corp. (b)	5.000%	04/01/30	425,000	435,531
Fidelity National Information Services, Inc. (b)	1.650%	03/01/28	300,000	284,778
Foundry JV Holdco, LLC (d)	6.150%	01/25/32	500,000	529,844
Mastercard, Inc. (b)	2.000%	11/18/31	2,300,000	2,049,346
Mastercard, Inc.	4.875%	05/09/34	750,000	768,729
Oracle Corp.	2.300%	03/25/28	3,850,000	3,671,339
Oracle Corp.	2.875%	03/25/31	500,000	449,296

50 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.0% continued
Technology — 0.8% continued
Oracle Corp.	3.600%	04/01/40	$7,275,000	$5,395,415
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,974,886
				24,652,302
Transportation — 0.5%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	91,209	91,735
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	263,025	257,160
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	490,312
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	956,013
CSX Corp.	4.250%	11/01/66	100,000	75,695
FedEx Corp.	2.400%	05/15/31	500,000	453,649
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,744,458	2,394,499
Kirby Corp.	4.200%	03/01/28	600,000	599,422
Norfolk Southern Corp.	3.000%	03/15/32	600,000	552,968
Norfolk Southern Corp.	5.950%	03/15/64	500,000	511,585
Penske Trust Leasing Co. / PTL Finance Corp. (d)	5.350%	03/30/29	1,350,000	1,389,170
Ryder System, Inc.	2.850%	03/01/27	500,000	493,501
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,014,307
Ryder System, Inc.	5.500%	06/01/29	500,000	520,417
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,012,594
Southwest Airlines Co. (b)	2.625%	02/10/30	1,300,000	1,207,630
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	114,563	114,564
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	102,018	104,604

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.5% continued
United Airlines Pass-Through Trust	5.450%	02/15/37	$868,969	$893,349
United Parcel Service, Inc. (b)	5.250%	05/14/35	1,300,000	1,347,295
				14,480,469

Total Corporate Credit
(Cost $456,303,843)				$462,655,457

Government Related — 0.0% (c)
Government Owned, No Guarantee — 0.0% (c)
Tennessee Valley Authority	4.250%	09/15/52	500,000	425,016
Tennessee Valley Authority	4.625%	09/15/60	525,000	466,902
Total Government Related
(Cost $1,239,532)				$891,918

Securitized — 61.1%
ABS-Other — 2.4%
ACHD Trust, Series 2025-DS1, Class A (d)	5.978%	01/09/34	3,075,000	3,075,068
AMDR ABS Trust, Series 2025-1A, Class A (d)	6.378%	12/19/33	3,272,183	3,272,565
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	981,770	969,443
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	2,000,000	1,989,185
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/26	3,300,000	3,185,836
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/26	3,900,000	3,777,659
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (d)	5.520%	02/22/55	3,575,414	3,339,136

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
ABS-Other — 2.4% continued
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (d)	6.250%	06/20/57	$2,170,507	$2,112,139
Helios Issuer, LLC, Series 2019-AA, Class A (d)	3.750%	06/20/46	6,795,803	6,349,596
Helios Issuer, LLC, Series 2022-C, Class C (d)(e)	6.000%	11/22/49	2,559,580	945,004
Hero Funding Trust, Series 2016-2A, Class A (d)	3.750%	09/20/41	54,412	52,271
Hero Funding Trust, Series 2016-3A, Class A1 (d)	3.080%	09/20/42	849,304	796,116
Hero Funding Trust, Series 2016-4A, Class A1 (d)	3.570%	09/20/47	80,652	76,282
Hero Funding Trust, Series 2017-3A, Class A1 (d)	3.190%	09/20/48	73,685	67,567
Hero Funding Trust, Series 2017-3A, Class A2 (d)	3.950%	09/20/48	269,577	253,145
Hero Funding Trust, Series 2018-1A, Class A2 (d)	4.670%	09/20/48	28,777	27,968
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (d)	3.450%	12/20/47	1,774,948	1,248,581
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	378,264	319,052
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (d)	2.840%	01/20/48	608,637	422,646
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,135,670	1,737,893

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.4% continued
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (d)	6.960%	10/30/31	$3,920,261	$3,794,345
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (d)	3.690%	07/20/43	91,223	83,147
Mosaic Solar Loans, LLC, Series 2018-1, Class A (d)	4.010%	06/22/43	44,412	41,880
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	25,133	22,773
Mosaic Solar Loans, LLC, Series 2025-1, Class A (d)	6.120%	08/22/50	2,101,143	2,105,033
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (d)	5.320%	06/20/53	2,800,709	2,673,538
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (d)	6.920%	06/20/53	2,063,680	1,614,188
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)(e)	8.180%	09/22/53	4,500,000	1,009,943
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (d)	5.910%	11/20/53	2,485,238	2,446,190
PowerPay Issuance Trust, Series 2024-1A, Class A (d)	6.530%	02/18/39	2,028,439	2,092,433
PowerPay Issuance Trust, Series 2025-1A, Class A (d)	5.230%	11/18/41	7,892,474	7,914,006
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (d)	5.940%	03/25/42	4,350,000	4,358,191
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	211,174	196,638

52 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
ABS-Other — 2.4% continued
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	$2,236	$2,228
Renew Financial, LLC, Series 2017-2, Class A (d)	3.220%	09/22/53	23,407	21,386
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (d)	5.750%	12/20/50	2,215,253	2,216,017
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (d)	2.730%	11/01/55	3,499,726	3,010,470
US Bank NA, Series 2025-SUP2, Class B1 (d)	4.818%	09/25/32	3,491,284	3,484,902
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(d)	6.074%	09/25/32	2,480,649	2,479,649
				73,584,109
Agency CMBS — 3.2%
FARM Mortgage Trust, Series 2021-1, Class A (d)	2.180%	01/25/51	20,737,959	16,839,803
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (d)	2.540%	07/25/51	17,595,348	14,385,358
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (d)	2.631%	01/25/52	9,133,799	7,611,514
Farmer Mac Agricultural Real Estate, Series 2025-2, Class A (d)	5.290%	09/25/54	10,113,904	10,087,587
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (d)	5.220%	08/01/55	6,269,710	6,143,306

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS — 3.2% continued
FNMA, Pool #AN3598	2.550%	12/01/28	$243,896	$235,003
FNMA, Pool #BL4548	2.430%	10/01/29	173,885	165,120
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,847,144
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,800,248
FNMA, Pool #BS0038	1.650%	01/01/31	1,967,596	1,735,163
FNMA, Pool #BZ0414	5.040%	01/01/31	2,094,944	2,161,508
FNMA, Pool #BZ0326	5.090%	01/01/31	2,834,266	2,929,302
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,789,102
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	702,546
FNMA, Pool #BS7220	5.230%	11/01/32	3,187,000	3,328,976
FNMA, Pool #AN7612	3.280%	12/01/32	238,431	224,689
FNMA, Pool #FN0035	3.290%	12/01/32	5,455,973	5,129,438
FNMA, Pool #BZ7349	5.230%	12/01/32	1,000,000	1,043,873
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,531,472
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	2,022,527
FNMA, Pool #AM5015	4.940%	12/01/43	687,783	694,060
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,082,652	2,063,220
				98,470,959
Agency MBS CMO — 21.5%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (a)	4.398%	05/15/28	9,854	9,845
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	153,014	154,167
FHLMC, Series 4265, Class FD (1* SOFR + 40) (a)	4.498%	01/15/35	144,806	143,744
FHLMC, Series 5519, Class GV	5.750%	12/25/35	11,882,435	12,294,154

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
FHLMC, Series 5583, Class NV	5.500%	08/25/36	$12,013,276	$12,413,645
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	5.198%	11/15/37	216,217	216,474
FHLMC, Series 3605, Class PB	4.500%	11/15/39	41,084	41,418
FHLMC, Series 3740, Class FC (1* SOFR + 50) (a)	4.598%	10/15/40	51,259	50,832
FHLMC, Series 3759, Class ME	4.000%	11/15/40	513,073	492,011
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,397,651	7,884,652
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	4.598%	07/15/41	42,884	42,610
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	346,701	351,990
FHLMC, Series 5228, Class JL	2.500%	10/25/41	10,614,560	9,010,622
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,745,882	3,727,590
FHLMC, Series 4136, Class LZ	3.000%	06/15/42	3,992,742	3,688,334
FHLMC, Series 4074, Class JY	2.500%	07/15/42	699,000	635,172
FHLMC, Series 4122, Class AB	1.500%	10/15/42	7,214,107	6,563,300
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,448,026	2,155,925
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,412,000	1,090,952
FHLMC, Series 4120, Class ZA	3.000%	10/15/42	6,303,376	5,833,465
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	754,918
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,315,698	3,902,717
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	17,477,221	14,868,928
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	184,063	149,992
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,707,953
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,660,816	1,401,248
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	727,022	541,134

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
FHLMC, Series 4312, Class ZB	3.500%	08/15/43	$9,973,938	$9,237,817
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	858,159	831,977
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	226,650
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	878,373
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,946,839	2,423,358
FHLMC, Series 4473, Class Z	3.000%	05/15/45	439,406	366,619
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,190,177	1,110,814
FHLMC, Series 4620, Class DZ	2.500%	10/15/46	7,001,805	5,864,835
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,210,628	3,011,779
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,382,088
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,749,412	4,045,279
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,559,451
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	3,684,965	3,215,374
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	388,017
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,579,965	1,453,239
FHLMC, Series 4745, Class EZ	3.000%	01/15/48	8,678,113	7,660,207
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,322,590	1,228,946
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,245,236	1,103,270
FHLMC, Series 4776, Class CZ	4.000%	04/15/48	8,869,219	8,433,005
FHLMC, Series 5510, Class HB	1.500%	07/25/48	6,749,677	4,283,128
FHLMC, Series 5526, Class DB	1.500%	07/25/48	3,595,220	2,266,498
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	476,084
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,461,637	972,612
FHLMC, Series 4908, Class AB	3.000%	07/25/49	6,540,338	5,843,119
FHLMC, Series 366, Class 200	2.000%	08/15/49	2,418,301	2,091,982
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	776,444
FHLMC, Series 4929, Class HP	3.000%	11/25/49	6,293,777	5,401,506

54 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	$697,744	$414,492
FHLMC, Series 5037, Class PA	1.000%	03/25/50	4,349,213	3,367,838
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,874,468	1,555,470
FHLMC, Series 5057, Class DN	2.000%	03/25/50	809,119	660,602
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,296,513	1,376,604
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,184,058	902,473
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,069,981	818,586
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	142,490
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	5,073,714	3,712,436
FHLMC, Series 5038, Class QP	0.750%	10/25/50	8,071,029	5,884,913
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,026,208	1,559,816
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	408,911
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,220,468	940,666
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,788,221	3,340,859
FHLMC, Series 5072, Class ME	1.000%	01/25/51	749,574	583,103
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	738,967
FHLMC, Series 5072, Class DG	1.000%	02/25/51	670,447	533,021
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,716,375	850,677
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,794,677	1,659,887
FHLMC, Series 5155, Class MG	1.500%	10/25/51	857,815	724,406
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,228,868	1,026,465
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,107,358	653,381
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	926,462	836,732
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	9,132,371	6,286,741
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,077,287	878,784
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,586,106

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
FHLMC, Series 5249, Class PL	4.000%	08/25/52	$2,904,186	$2,558,722
FHLMC, Series 4395, Class JZ	3.000%	12/15/52	3,340,854	2,807,373
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,153,443
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	5,221,859	5,152,526
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,561,665	4,672,946
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	71,578	71,426
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	76,675	79,232
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	28,567	29,651
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	56,607	60,886
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	442,777
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	105,195	109,159
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	165,224	170,926
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	4.836%	07/25/36	211,728	207,905
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	159,442	167,988
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	48,585	49,526
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (a)	5.964%	08/27/36	1,600,000	1,543,634
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	4.369%	11/25/36	59,493	58,974
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	63,664	63,047
FNMA, Series 2009-103, Class MB (a)	6.554%	12/25/39	83,056	83,737

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	$1,546,643	$1,527,538
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	334,521	344,791
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	313,321
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	588,930	578,924
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	755,987	734,465
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	215,839	207,902
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,139,898
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	614,899
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	73,323	64,173
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	423,938	444,623
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	5,111,954	4,701,266
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	391,084
FNMA, Series 2012-99, Class BY	2.500%	09/25/42	2,712,354	2,344,854
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	2,456,733	2,250,017
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	370,000	359,619
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,087,000	905,130
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	25,198	24,195

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
FNMA, Series 2013-43, Class XL	2.500%	05/25/43	$5,000,000	$4,490,878
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,177,337	2,187,936
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,351,497
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	307,348
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	278,996
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,394,463	5,217,974
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	434,741	420,553
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,012,181	1,807,372
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,869,274
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	876,551	800,763
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	664,620	444,291
FNMA, Series 2017-34, Class KB	3.000%	05/25/47	6,378,134	5,695,470
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,506,388	3,221,240
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	495,420	454,487
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,097,619
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	163,434	144,963
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	548,394
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	508,292

56 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	$1,575,044	$1,430,876
FNMA, Series 2018-71, Class PZ	4.000%	09/25/48	15,746,430	14,993,144
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	642,451	517,850
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,219,225	1,990,124
FNMA, Series 2021-13, Class AG	1.250%	01/25/49	4,178,398	3,558,320
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	141,624	128,323
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	583,594	534,346
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	695,872	628,665
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	252,548
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,806,573	1,255,590
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,734,690	1,020,749
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	621,827	409,007
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,246,182	1,140,904
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	93,046
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,473,810
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	739,884
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	580,622
FNMA, Series 2020-50, Class A	2.000%	07/25/50	6,199,680	5,215,071

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	$2,300,000	$1,651,925
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,413,041	2,685,346
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,215,400
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	394,110	209,579
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	787,741	589,133
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,326,154	1,023,718
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,898,859	2,168,107
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,270,577	1,801,529
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,313,889	2,469,579
FNMA, Series 2021-79, Class EL	1.500%	11/25/51	6,270,200	5,219,398
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,502,869	701,329
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,218,208	2,804,663
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	5,226,584	4,614,616
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,931,495
FNMA, Series 2023-56, Class BZ	6.500%	11/25/53	7,088,273	7,546,150
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,806,783
FNMA, Series 2020-61, Class DB	1.250%	09/25/60	4,341,756	3,241,075
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	168,080	165,817

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	$788,230	$771,200
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,133,503	2,178,315
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	978,388	1,003,640
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,274,222
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	604,423	607,356
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	6,763,692	7,031,048
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,559,216	8,776,831
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	136,232	137,246
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	5,893,594	5,961,299
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	94,718	94,443
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	84,327	85,100
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	24,818	24,828
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	458,502	374,922
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	4,117,843	3,869,270
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,770,005	1,711,177
GNMA, Series 2012-34, Class LC	3.000%	03/20/42	1,415,051	1,160,933
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	935,000	724,769

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	$342,000	$254,120
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	330,016	307,347
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,987,753
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,596,076
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	169,000	134,780
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	809,000	665,670
GNMA, Series 2013-149, Class LZ	2.500%	10/20/43	3,002,159	2,597,508
GNMA, Series 2014-58, Class PE	4.000%	04/20/44	10,388,000	9,999,880
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	63,280	46,791
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	2,738,545	2,471,874
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,771	924,698
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	84,360	62,154
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,042,942	950,218
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	1,013,715
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	441,675
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,398,604	1,207,547
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	434,092
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	472,441	358,161

58 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	$731,062	$619,165
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,359,028	1,196,705
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	362,000	319,313
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	437,356	285,214
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,570,935	1,444,089
GNMA, Series 2018-46, Class CZ	3.200%	03/20/48	12,407,810	11,008,853
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,126,560
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	536,094	475,492
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	480,207	433,380
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	571,904	478,305
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	547,067	452,941
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	153,597	153,114
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	5,907,362	5,318,692
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	435,617
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	693,841	626,731
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	427,967
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	401,630

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	$1,574,554	$1,395,622
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,728,826	2,547,901
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,489,363	1,259,768
GNMA, Series 2020-93, Class CP	2.900%	04/20/50	2,514,944	2,165,081
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	916,200	654,957
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,298,968	3,395,699
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	457,375	355,237
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,235,941
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	506,863	181,783
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	163,028	81,095
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	411,440	349,679
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	315,761
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	892,983
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	689,857	535,242
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,136,176	2,363,224
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	1,911,563	1,483,934
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,677	1,585,905
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	966,686

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	$324,072	$189,170
GNMA, Series 2021-158, Class KQ	1.500%	09/20/51	2,241,331	1,375,639
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	787,076
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,199,195	1,068,130
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,765,382	2,165,518
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,144,006	531,323
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,172,581	667,633
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	6,010,138	3,462,825
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,292,813	762,958
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,982,385	9,058,167
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,460,116
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,458,654
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,580,960
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,225,291
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,083,718
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,880,499
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,345,842

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	$5,500,000	$5,209,798
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,217,638	2,233,483
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,333,324	2,378,607
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,551,346
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,100,733
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	2,082,955
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	455,147
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,632,933	6,610,099
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,845,167
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,789,142	1,686,435
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	5,290,683	5,494,464
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,160,362
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,887,389	1,755,855
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,441,800	3,200,724
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	2,141,202	2,246,686
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,349,892	1,302,265
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,320,996	3,521,197
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,728,231	2,794,307

60 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO — 21.5% continued
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	$2,641,260	$2,783,108
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	1,837,597	1,946,658
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,846,742	8,200,614
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	7,288,051	7,580,949
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,488,135
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,662,654
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,885,451
GNMA, Series 2023-148, Class CB	6.500%	10/20/53	4,188,291	4,407,420
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	9,012,518	9,707,975
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	3,814,269	4,008,866
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	1,985,821	2,083,622
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,591,741	6,180,784
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	8,884,556	9,345,493
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	4,597,202	4,824,802
GNMA, Series 2025-168, Class CZ	5.500%	09/20/55	4,923,705	4,891,004
GNMA, Series 2017-H18, Class EB (a)	4.993%	06/20/63	15,306	15,319
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	11,195,618

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.5% continued
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (a)	4.720%	07/20/64	$79,822	$79,838
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	5.075%	05/20/66	62,316	62,733
GNMA, Series 2017-H16, Class DB (a)	4.503%	08/20/67	13,673	13,602
				661,499,852
Agency MBS CMO Derivatives — 0.5%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (a)	2.602%	08/15/30	439,267	16,089
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	63,586	54,946
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64)	7.500%	01/15/36	144,062	143,814
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	44,638	38,597
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	2.502%	05/15/36	185,446	21,536
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	57,109	49,019
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	172,527	148,421
FHLMC, Series 3852, Class NT (IO) (-1* SOFR30A + 611) (a)	1.902%	05/15/41	1,419,579	1,227,044
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	619,094	488,240
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (a)	2.522%	07/15/42	538,120	66,494
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	110,538	86,164

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO Derivatives — 0.5% continued
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	$203,705	$158,468
FHLMC, Series 322, Class (PO), Pool #S0-7033 (-1.6* SOFR30A + 955) (a)	2.883%	12/15/43	1,035,424	952,258
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	20,999	261
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (a)	7.227%	10/25/31	78,860	84,749
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	164,845	150,592
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	592,185	38,882
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	242,671	10,058
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	256,760	11,690
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	288,652	37,077
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (a)	2.611%	05/25/35	144,319	6,885
FNMA, Class (IO) (a)	5.000%	06/25/35	354,519	46,700
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	191,146	11,706
FNMA, Class (IO)	5.000%	02/25/36	245,203	29,394
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	10,074	9,203
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	426,077	73,193
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	2.561%	05/25/40	33,022	3,339
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	667,759	118,387

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.5% continued
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (a)	2.414%	09/25/42	$1,256,976	$184,704
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (a)	0.000%	11/25/42	1,065,507	722,512
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (a)	0.000%	11/25/42	4,502,962	3,168,347
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	5,113
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	360,314	8,823
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	408,338	18,891
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (a)	0.902%	03/16/38	1,704,118	84,191
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (a)	2.802%	12/20/39	954,940	119,677
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (a)	2.151%	02/16/41	1,100,590	108,124
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (a)	2.352%	02/20/42	171,971	13,654
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (a)	0.152%	05/20/43	1,294,967	704,065
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	377,277	16,639
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (a)	2.202%	03/20/46	1,296,349	148,460

62 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS CMO Derivatives — 0.5% continued
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	$847,484	$205,273
GNMA, Series 2022-200, Class SC (IO) (-3.67* SOFR30A + 23) (a)	8.185%	11/20/52	4,232,007	4,655,954
				14,247,633
Agency MBS Passthrough — 8.0%
FHLMC, Pool #G6-1909	4.500%	12/01/37	202,793	203,488
FHLMC, Pool #G0-6085	6.500%	09/01/38	27,797	29,392
FHLMC, Pool #RB-5090	2.000%	12/01/40	13,326,051	11,659,207
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,472,094	3,272,723
FHLMC, Pool #RE-6080	1.500%	11/01/50	4,288,507	3,223,723
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,087,495	4,554,541
FHLMC, Pool #RE-6085	1.500%	02/01/51	751,306	564,762
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,162,527	873,883
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,000,100
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,212,054	3,036,764
FHLMC, Pool #SD3000	5.500%	06/01/53	7,642,551	7,793,282
FHLMC, Pool #SD3394	5.500%	07/01/53	6,692,790	6,822,791
FHLMC, Pool #QH-7551	6.000%	12/01/53	4,685,320	4,844,002
FNMA, Pool #252409	6.500%	03/01/29	19,164	19,501
FNMA, Pool #AS7287	3.500%	06/01/31	146,684	145,477
FNMA, Pool #AL3200	3.500%	02/01/33	146,561	142,904
FNMA, Pool #AT7120	3.500%	06/01/33	224,472	220,315
FNMA, Pool #AL5166	3.000%	11/01/33	1,021,712	983,212
FNMA, Pool #AL6685	4.000%	01/01/35	419,739	414,865
FNMA, Pool #MA2198	3.500%	03/01/35	166,112	162,083
FNMA, Pool #MA3050	4.500%	06/01/37	242,424	242,595

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 8.0% continued
FNMA, Pool #BM7598	3.000%	02/01/43	$5,043,316	$4,651,106
FNMA, Pool #AS4073	4.000%	12/01/44	132,938	128,778
FNMA, Pool #AS5236	4.000%	05/01/45	866,626	833,992
FNMA, Pool #MA2778	3.500%	10/01/46	74,351	69,420
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	4,135,431	3,653,688
FNMA, Pool #BM6504	3.500%	01/01/48	8,642,839	8,123,066
FNMA, Pool #BM6530	3.000%	10/01/48	254,735	232,182
FNMA, Pool #BM6732	4.000%	11/01/48	12,739,534	12,400,614
FNMA, Pool #CA6940	2.247%	09/01/50	2,211,334	2,078,806
FNMA, Pool #BP7449	2.041%	10/01/50	727,731	715,255
FNMA, Pool #BM6452	2.114%	10/01/50	2,629,384	2,453,361
FNMA, Pool #BQ5239	2.222%	10/01/50	1,392,250	1,373,679
FNMA, Pool #MA4199	1.500%	11/01/50	725,542	545,402
FNMA, Pool #CA8249	1.500%	12/01/50	7,788,264	6,034,756
FNMA, Pool #BK8466	2.241%	12/01/50	1,009,753	943,285
FNMA, Pool #CA9112	1.500%	02/01/51	14,710,461	11,058,161
FNMA, Pool #MA4294	1.500%	03/01/51	2,692,256	2,023,824
FNMA, Pool #BR9977	1.782%	06/01/51	2,296,197	2,100,160
FNMA, Pool #DA1521	6.000%	10/01/53	7,093,370	7,333,597
FNMA, Pool #FS9979	6.000%	09/01/54	21,758,788	22,536,842
FNMA, Pool #DC6991	5.000%	12/01/54	29,525,846	29,531,960
FNMA, Pool #DC6393	6.000%	04/01/55	12,819,186	13,288,109
GNMA, Pool #MA5738M	4.000%	02/20/34	109,697	109,970
GNMA, Pool #MA7385M	2.000%	06/20/36	1,248,012	1,108,956
GNMA, Pool #784279	5.500%	11/15/38	190,612	196,146
GNMA, Pool #711522X	4.500%	07/15/40	187,015	189,981

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Agency MBS Passthrough — 8.0% continued
GNMA, Pool #784991	3.000%	04/20/46	$3,152,789	$2,821,016
GNMA, Pool #78541	4.500%	06/15/46	73,177	73,428
GNMA, Pool #784792	4.500%	08/20/49	356,515	337,343
GNMA, Pool #MA7248	3.000%	03/20/51	997,107	879,113
GNMA, Pool #CI6717	3.000%	10/20/51	1,757,377	1,579,809
GNMA, Pool #MA7929M	3.500%	03/20/52	5,881,887	5,268,570
GNMA, Pool #787258	3.500%	08/20/52	8,703,576	7,817,162
GNMA, Pool #CM7497C	5.000%	08/20/52	4,289,359	4,261,978
GNMA, Pool #CX4361C	8.000%	11/20/53	333,125	351,594
GNMA, Pool #MA9367	8.000%	12/20/53	3,053,286	3,159,635
GNMA, Pool #MA9428M	8.000%	01/20/54	1,118,884	1,158,380
GNMA, Pool #CR2128	3.000%	04/20/55	802,193	713,141
GNMA, Pool #CN5057	4.500%	07/20/62	1,697,803	1,641,840
GNMA, Pool #CN5236C	4.000%	08/20/62	3,713,799	3,518,904
GNMA, Pool #CN5237	4.500%	08/20/62	1,436,296	1,388,949
GNMA, Pool #CP5023C	6.000%	08/20/62	1,541,273	1,566,538
GNMA, Pool #CQ3549	3.000%	10/20/62	219,519	195,135
GNMA, Pool #CS5780	3.000%	02/20/63	323,603	287,659
GNMA, Pool #DJ1126	7.000%	04/20/65	22,671,542	23,557,833
				245,502,733
ARM — 0.0% (c)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	5.502%	12/25/33	3,553	3,492

Auto Loan — 2.7%
ACM Auto Trust, Series 2024-2A, Class A (d)	6.060%	02/20/29	155,771	155,881
ACM Auto Trust, Series 2025-3A, Class A (d)	5.010%	01/22/30	3,489,424	3,484,532

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 2.7% continued
ACM Auto Trust, Series 2024-1A, Class B (d)	11.400%	01/21/31	$887,934	$895,759
ACM Auto Trust, Series 2024-2A, Class B (d)	9.210%	08/20/31	600,000	607,810
ACM Auto Trust, Series 2025-1A, Class B (d)	7.870%	11/20/31	3,000,000	3,032,984
ACM Auto Trust, Series 2025-2A, Class B (d)	7.250%	02/20/32	1,200,000	1,208,075
ACM Auto Trust, Series 2025-3A, Class B (d)	6.080%	07/20/32	2,600,000	2,589,670
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A (d)	6.400%	11/25/32	3,978,563	3,990,862
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	2,700,000	2,820,288
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (d)	6.870%	06/17/30	2,000,000	2,043,307
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B (d)	5.110%	11/15/31	5,640,000	5,638,016
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D (d)	5.820%	01/15/32	2,975,000	2,969,556
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	1,981,279	1,971,205
FinBe USA Trust, Series 2025-1A, Class B (d)	6.600%	12/16/30	3,400,000	3,341,981
First Help Financial, LLC, Series 2023-1A, Class B (d)	6.770%	05/15/29	3,250,000	3,269,222

64 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Auto Loan — 2.7% continued
First Help Financial, LLC, Series 2023-2, Class D (d)	9.503%	10/15/30	$1,750,000	$1,796,468
Flagship Credit Auto Trust, Series 2023-1, Class C (d)	5.430%	05/15/29	4,625,000	4,611,538
Huntington National Bank (The), Series 2025-2, Class B1 (d)	4.835%	09/20/33	5,121,215	5,154,228
Lendbuzz Securitization Trust, Series 2023-1A, Class A2 (d)	6.920%	08/15/28	2,467,429	2,492,596
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (d)	8.200%	05/20/36	4,000,000	4,052,868
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (d)	5.760%	01/20/39	5,775,000	5,792,234
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (d)	7.960%	06/25/32	5,348,702	5,376,861
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (d)	6.675%	06/27/33	9,800,000	9,843,740
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (d)(e)(f)	6.530%	12/15/27	4,000,000	3,970,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (d)(e)(f)	5.360%	09/15/28	1,625,000	1,096,875
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (d)(e)(f)	5.730%	12/15/28	1,920,000	172,800
US Bank NA, Series 2023-1, Class B (d)	6.789%	08/25/32	258,926	261,577
				82,640,933

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 0.9%
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (d)	6.099%	12/18/37	$1,601,307	$1,574,868
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(d)	6.949%	12/18/37	1,000,000	981,837
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(d)	7.449%	12/18/37	675,000	659,395
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(d)	7.147%	01/18/41	2,500,000	2,500,162
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(d)	7.647%	01/18/41	4,000,000	4,000,256
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(d)	6.427%	08/20/42	2,400,000	2,398,721
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(d)	7.588%	06/17/39	900,000	900,491
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(d)	5.727%	02/15/38	2,240,000	2,228,816
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(d)	6.277%	02/15/38	1,500,000	1,476,711

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
CRE/CLO — 0.9% continued
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (a)(d)	5.827%	05/15/38	$1,600,000	$1,552,856
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(d)	6.327%	05/15/38	2,250,000	2,162,169
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (a)(d)	7.466%	09/17/37	3,000,000	3,001,080
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(d)	9.460%	09/17/37	750,000	752,551
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(d)	7.865%	09/17/39	2,500,000	2,471,980
				26,661,893
Credit Cards — 0.4%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (d)	7.040%	12/20/32	5,000,000	5,073,490
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (d)	7.430%	07/20/29	5,000,000	5,041,418
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (d)	7.320%	08/15/29	3,000,000	3,019,289
				13,134,197
Equipment — 0.7%
Blue Bridge Funding, Inc., Series 2023-1, Class A (d)	7.370%	11/15/30	476,327	480,339

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 0.7% continued
CLI Funding VI, LLC, Series 2020-1, Class B (d)	3.620%	09/18/45	$305,476	$292,709
CPF IV, LLC, Series 2023-2, Class A (d)	7.480%	03/15/32	607,039	611,556
CPF IV, LLC, Series 2023-2, Class C (d)	7.560%	03/15/32	2,000,000	1,995,298
Dext ABS, Series 2023-2, Class D (d)	8.300%	05/15/34	1,500,000	1,590,510
MMP Capital, LLC, Series 2025-A, Class A (d)	5.360%	12/15/31	7,269,995	7,334,288
NMEF Funding, LLC, Series 2022-B, Class C (d)	8.540%	06/15/29	4,500,000	4,590,187
NMEF Funding, LLC, Series 2023-A, Class C (d)	8.040%	06/17/30	3,500,000	3,645,513
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)	5.926%	10/15/41	326,597	323,961
				20,864,361
HECM — 4.2%
Boston Lending Trust, Series 2022-1, Class M2 (d)	2.750%	02/25/62	556,451	521,664
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (d)	3.000%	07/25/62	1,109,365	982,948
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (d)	4.500%	09/25/62	4,356,750	4,288,973
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (d)	4.500%	09/25/62	3,004,143	2,720,044

66 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
HECM — 4.2% continued
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (d)	4.500%	09/25/62	$2,657,511	$2,493,429
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (d)	5.250%	01/25/63	3,135,671	3,007,029
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (d)	5.250%	01/25/63	3,135,671	3,067,848
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (d)	4.000%	09/25/63	3,116,894	2,810,758
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (d)	4.000%	09/25/63	3,280,941	3,212,956
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (d)	5.000%	09/25/64	2,988,610	2,980,062
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (d)	5.000%	01/25/65	6,800,000	6,667,074
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (d)	4.500%	07/25/65	2,341,990	1,910,384
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (d)	4.500%	07/25/65	6,689,498	6,385,327

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.2% continued
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M2 (d)	4.250%	10/25/65	$2,216,132	$1,865,452
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (d)	4.250%	10/25/65	1,032,516	829,827
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (d)	4.500%	03/25/78	3,286,073	3,087,492
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (d)	4.500%	03/25/78	7,578,505	7,503,185
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (d)	4.500%	03/25/78	6,039,000	5,879,972
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (d)	3.000%	05/25/34	2,000,000	1,913,220
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (d)	3.000%	06/25/34	4,000,000	3,837,250
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (d)	3.000%	06/25/34	3,750,000	3,621,319
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (d)	4.000%	08/25/34	5,500,000	5,307,718
Ocwen Loan Investment Trust, Series 2023-HB1, Class M2 (d)	3.000%	06/25/36	3,000,000	2,967,378

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
HECM — 4.2% continued
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (d)	3.000%	06/25/36	$4,000,000	$3,944,991
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (d)	3.000%	02/25/37	1,500,000	1,457,507
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (d)	3.000%	02/25/37	3,500,000	3,378,516
Ocwen Loan Investment Trust, Series 2025-HB2, Class M2 (d)	3.000%	11/25/38	3,475,000	3,232,932
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (d)	3.000%	11/25/38	9,050,000	8,273,285
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (d)	5.000%	08/25/37	2,500,000	2,450,734
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	1,550,000	1,484,307
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,759,258
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(d)	1.719%	10/25/50	1,600,167	1,508,501
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (d)	1.744%	10/25/50	2,911,509	2,726,814

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.2% continued
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (d)	2.619%	10/25/50	$1,500,000	$1,294,236
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	3,979,384	3,778,063
RMF Proprietary Issuance Trust, Series 2022-1, Class A (d)	3.000%	01/25/62	2,807,110	2,689,625
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (d)	3.750%	06/25/62	1,100,000	990,667
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (d)	4.000%	08/25/62	5,000,000	4,753,182
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (d)	4.000%	08/25/62	2,500,000	2,272,814
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (d)	3.000%	01/25/62	1,400,000	1,310,450
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	1,000,000	$918,056
				129,085,247
Hospitality — 0.3%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(d)	6.300%	08/15/42	3,500,000	3,504,437
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(d)	6.600%	03/15/42	3,150,000	3,157,870
MCR Mortgage Trust, Series 2024-TWA, Class D (d)	7.402%	06/12/39	3,500,000	3,542,548
				10,204,855

68 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Industrial — 0.8%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(d)	6.342%	03/15/30	$5,750,000	$5,733,911
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (a)(d)	7.000%	07/15/27	6,000,000	6,018,679
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (a)(d)	6.400%	08/15/42	3,449,825	3,459,078
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(d)	5.700%	12/15/44	8,300,000	8,305,163
				23,516,831
Laboratory — 1.8%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (d)	7.970%	08/13/41	4,400,000	4,283,935
Commercial Mortgage Trust, Series 2020-CX, Class A (d)	2.173%	11/10/46	12,175,000	10,469,510
Commercial Mortgage Trust, Series 2020-CX, Class B (d)	2.446%	11/10/46	7,959,000	6,676,758
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(d)	5.264%	03/15/38	7,000,000	6,960,733
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (a)(d)	5.614%	03/15/38	5,614,700	5,576,056

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 1.8% continued
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(d)	5.045%	05/15/39	$10,250,000	$9,885,039
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(d)	5.544%	05/15/39	$3,000,000	$2,711,131
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(d)	5.843%	05/15/39	2,000,000	1,802,566
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (d)	2.130%	10/10/42	9,060,000	7,775,711
				56,141,439
Multifamily — 1.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(d)	6.839%	08/15/39	7,770,420	7,789,741
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(d)	6.466%	01/25/28	236,208	229,326
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (a)(d)	6.266%	03/25/28	133,089	128,807
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(d)	6.366%	06/25/28	1,438,424	1,372,075
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(d)	6.216%	07/25/28	338,254	326,208

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Multifamily — 1.4% continued
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(d)	6.566%	01/25/29	$1,054,297	$1,010,651
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(d)	6.566%	08/25/29	171,741	163,587
MultiFamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(d)	6.624%	07/25/54	5,795,514	5,866,811
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(d)	6.274%	05/25/55	4,597,630	4,612,131
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(d)	6.324%	10/25/44	3,195,997	3,205,885
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(d)	5.924%	02/25/45	$3,961,400	$3,924,522
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (a)(d)	6.724%	02/25/45	1,550,000	1,534,630
MultiFamily Structured Credit Risk Notes, Series 2025-MN12, Class M1 (d)	5.833%	11/25/45	4,992,000	4,992,256

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 1.4% continued
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(d)	5.874%	01/25/51	$513,212	$512,029
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(d)	7.034%	11/25/51	3,147,161	3,150,733
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(d)	8.124%	05/25/52	2,748,147	2,811,030
				41,630,422
Non-Agency MBS 2.0 — 0.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	5.424%	02/25/50	554,166	523,127
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(d)	5.174%	03/25/51	514,119	513,111
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(d)	5.674%	03/25/51	1,422,791	1,402,168
Redwood Funding Trust, Series 2025-RR1, Class A1 (d)	6.767%	06/27/28	5,674,183	5,688,227
Redwood Funding Trust, Series 2025-2, Class A (d)	7.112%	05/27/55	1,619,551	1,625,132

70 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Non-Agency MBS 2.0 — 0.5% continued
REMIC Funding Trust, Series 2024-2, Class A1 (d)	7.112%	09/27/28	$4,937,855	$4,965,172
REMIC Funding Trust, Series 2024-2, Class A2 (d)	8.806%	09/27/28	1,955,586	1,967,226
				16,684,163
Non-Performing Loan — 0.1%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (d)	7.774%	05/25/30	4,554,956	4,591,888

Office — 1.1%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (d)	2.627%	01/15/32	2,350,000	2,076,872
COLEM Mortgage Trust, Series 2022-HLNE, Class B (d)	2.461%	04/12/42	3,000,000	2,764,265
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(d)	5.014%	10/15/43	3,500,000	3,414,084
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(d)	5.564%	10/15/43	10,300,000	9,532,161
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B (1* TSFR1M + 169) (a)(d)	5.442%	02/15/42	3,000,000	2,994,401
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(d)	5.748%	12/15/35	2,700,000	2,592,812

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 1.1% continued
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(d)	6.048%	12/15/35	$2,500,000	$2,375,752
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (d)	8.623%	09/15/40	4,250,000	4,281,008
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (d)	6.013%	09/15/40	5,000,000	5,013,907
				35,045,262
Residential Transition Loan — 2.0%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	01/25/26	353,707	336,714
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)(e)	7.610%	01/25/26	44,363	1,722
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	5.104%	03/28/29	135,099	128,145
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (d)	8.299%	05/25/40	3,400,000	3,441,309
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (d)	6.220%	02/27/40	2,200,000	2,236,134
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (d)	8.570%	07/25/29	2,300,000	2,302,805

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Residential Transition Loan — 2.0% continued
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (d)	6.369%	09/25/39	$4,000,000	$4,009,283
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (d)	9.165%	01/25/29	2,500,000	2,529,892
LHOME Mortgage Trust, Series 2024-RTL1, Class M (d)	11.949%	01/25/29	2,000,000	2,024,870
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (d)	9.537%	03/25/29	1,500,000	1,513,810
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (d)	8.373%	05/25/29	4,000,000	4,043,240
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (d)	5.652%	01/25/40	8,000,000	8,051,680
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (d)	5.952%	01/25/40	8,950,000	9,028,509
New York Mortgage Trust, Series 2024-BPL1, Class A1 (d)	7.154%	02/25/29	5,750,000	5,766,814
New York Mortgage Trust, Series 2024-BPL1, Class A2 (d)	8.617%	02/25/29	2,500,000	2,505,359
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (d)	6.114%	02/25/40	8,000,000	8,088,078
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	2,055,344	2,050,892
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (d)	5.956%	07/25/39	2,000,000	2,008,300
				60,067,556

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 0.2%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(d)	5.415%	02/15/40	$2,123,200	$2,120,258
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(d)	5.765%	02/15/40	580,000	580,467
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(d)	6.465%	02/15/40	2,324,000	2,319,158
				5,019,883
Second Lien — 1.8%
Achieve Mortgage, Series 2024-HE2, Class A (d)	5.350%	10/25/39	$2,993,367	$3,005,944
Achieve Mortgage, Series 2025-HE1, Class A (d)	5.920%	03/25/55	4,651,795	4,714,393
HTAP Trust, Series 2024-1, Class A (d)	7.000%	04/25/37	5,898,211	5,923,337
HTAP Trust, Series 2024-1, Class B (d)	7.500%	04/25/37	2,630,000	2,597,451
HTAP Trust, Series 2024-2, Class A (d)	6.500%	04/25/42	9,977,850	9,967,671
Point Securitization Trust, Series 2024-1, Class A1 (d)	6.500%	06/25/54	4,242,558	4,253,819
Point Securitization Trust, Series 2025-1, Class A1 (d)	6.250%	06/25/55	2,743,711	2,754,509
Point Securitization Trust, Series 2025-2, Class A1 (d)	5.750%	09/25/55	3,639,249	3,634,899
Splitero Trust, Series 2025-1, Class A1 (d)	5.750%	12/25/55	3,125,000	3,102,486

72 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Second Lien — 1.8% continued
Unlock HEA Trust, Series 2024-1, Class A (d)	7.000%	04/25/39	$8,156,100	$8,148,648
Unlock HEA Trust, Series 2024-2, Class A (d)	6.500%	10/25/39	4,359,583	4,364,951
Unlock HEA Trust, Series 2025-2, Class A (d)	6.000%	11/25/41	1,731,161	1,726,294
				54,194,402
Single Family Rental — 0.8%
Home Partners of America Trust, Series 2019-1, Class B (d)	3.157%	09/17/39	457,309	447,790
Home Partners of America Trust, Series 2019-2, Class B (d)	2.922%	10/19/39	4,579,254	4,472,823
Progress Residential Trust, Series 2021-SFR3, Class E2 (d)	2.688%	05/17/26	2,292,061	2,271,959
Progress Residential Trust, Series 2024-SFR5, Class E1 (d)	3.375%	08/09/29	3,000,000	2,797,070
Progress Residential Trust, Series 2021-SFR5, Class E1 (d)	2.209%	07/17/38	2,500,000	2,468,697
Progress Residential Trust, Series 2021-SFR5, Class E2 (d)	2.359%	07/17/38	3,600,000	3,551,901
Progress Residential Trust, Series 2024-SFR2, Class E1 (d)	3.400%	04/17/41	2,000,000	1,878,580
Progress Residential Trust, Series 2025-SFR1, Class D (d)	3.650%	02/17/42	4,500,000	4,234,783
Tricon American Homes, Series 2020-SFR1, Class A (d)	1.499%	07/17/38	1,268,152	1,248,905
				23,372,508

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 0.7%
Credibility Asset Securitization, Series 2024-1A, Class A (d)	6.440%	11/15/29	$4,000,000	$4,050,725
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (d)	5.490%	09/10/31	4,700,000	4,724,657
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (d)	7.150%	09/10/31	5,100,000	5,093,374
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (d)	7.150%	09/10/31	350,000	349,545
Newtek Alternative Loan Program, Series 2024-1, Class B (d)	7.710%	12/27/49	2,515,055	2,549,946
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	7.276%	10/25/49	645,661	640,451
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(d)	7.776%	07/25/50	1,848,623	1,841,450
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (d)	5.420%	10/17/31	1,300,000	1,303,376
RFS Asset Securitization II, LLC, Series 2024-1, Class C (d)	8.349%	07/15/31	2,000,000	2,036,706
				22,590,230
Student Loan — 0.4%
Ascent Career Funding Trust, Series 2024-1A, Class A (d)	6.770%	10/25/32	1,672,158	1,683,513

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 73

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Student Loan — 0.4% continued
Ascent Career Funding Trust, Series 2024-1A, Class B (d)	9.730%	10/25/32	$2,000,000	$2,053,683
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (a)(d)	6.124%	07/27/48	3,890,015	3,890,000
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	35,231	34,973
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	27,311	27,216
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	100,763	99,050
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (a)(d)	5.247%	12/28/48	58,532	58,713
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	281,377	262,390
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	213,716	204,322
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(d)	5.319%	07/25/51	126,614	126,299
SMB Private Education Loan Trust, Series 2018-C, Class B (d)	4.000%	11/17/42	200,000	196,763
Social Professional Loan Program, Series 2020-A, Class BFX (d)	3.120%	05/15/46	425,000	381,688

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.4% continued
Social Professional Loan Program, Series 2018-D, Class BFX (d)	4.140%	02/25/48	$500,000	$485,529
Social Professional Loan Program, Series 2019-B, Class BFX (d)	3.730%	08/17/48	750,000	708,473
Social Professional Loan Program, Series 2019-C, Class BFX (d)	3.050%	11/16/48	1,669,000	1,516,102
				11,728,714
Unsecured Consumer — 4.8%
ACHV ABS Trust, Series 2023-3PL, Class D (d)	8.360%	08/19/30	1,790,189	1,805,383
ACHV ABS Trust, Series 2024-3AL, Class D (d)	6.750%	12/26/31	2,659,459	2,695,552
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	233,258	233,713
Affirm, Inc., Series 2025-X1, Class D (d)	6.110%	04/15/30	5,750,000	5,801,234
AMCR ABS Trust, Series 2023-1, Class B (d)	8.700%	01/21/31	839,101	843,184
AMCR ABS Trust, Series 2024-A, Class A (d)	6.260%	08/18/31	161,934	162,190
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (d)	8.150%	12/17/36	1,000,000	1,040,465
Cherry Securitization Trust, Series 2024-1A, Class A (d)	5.700%	04/15/32	2,750,000	2,772,049
Cherry Securitization Trust, Series 2025-1A, Class A (d)	6.130%	11/15/32	12,400,000	12,588,862

74 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Unsecured Consumer — 4.8% continued
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	$1,231,319	$1,237,033
Lendmark Funding Trust, Series 2020-2, Class B (d)	3.540%	04/21/31	1,195,000	1,174,199
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	550,000	543,327
Lendmark Funding Trust, Series 2021-1A, Class C (d)	3.410%	11/20/31	750,000	719,337
Lendmark Funding Trust, Series 2025-2A, Class D (d)	5.980%	10/20/34	7,800,000	7,860,218
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,000,000	972,988
Mariner Finance Issuance Trust, Series 2024-AA, Class D (d)	6.770%	09/22/36	3,250,000	3,329,327
Oportun Funding, LLC, Series 2024-3, Class C (d)	6.250%	08/15/29	1,725,000	1,733,594
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	634,116	622,378
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	1,444,528	1,431,425
Oportun Funding, LLC, Series 2021-C, Class A (d)	2.180%	10/08/31	768,989	756,287
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	1,275,978	1,256,626
Oportun Funding, LLC, Series 2025-D, Class C (d)	5.800%	02/08/33	6,000,000	6,018,928

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 4.8% continued
Oportun Funding, LLC, Series 2025-A, Class C (d)	5.890%	02/08/33	$3,840,000	$3,833,510
Oportun Funding, LLC, Series 2025-D, Class D (d)	6.970%	02/08/33	10,000,000	9,973,566
Oportun Funding, LLC, Series 2025-C, Class D (d)	5.910%	07/08/33	3,300,000	3,263,861
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (d)	6.660%	07/15/31	385,052	386,040
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (d)	7.573%	08/15/31	1,719,603	1,728,338
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (d)	6.282%	07/15/32	4,309,736	4,328,932
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (d)	5.440%	03/15/33	7,774,700	7,807,851
Pagaya AI Debt Selection Trust, Series 2025-7, Class B (d)	5.064%	05/15/33	8,000,000	8,000,676
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (d)	5.409%	07/15/33	3,800,000	3,805,507
Pagaya Point of Sale Holdings, Series 2025-1, Class A (d)	5.715%	01/20/34	5,500,000	5,543,232
Pagaya Point of Sale Holdings, Series 2025-1, Class D (d)	6.739%	01/20/34	2,500,000	2,522,581
RCKT Trust, Series 2025-1A, Class C (d)	5.160%	07/25/34	4,050,000	4,068,344
RCKT Trust, Series 2025-1A, Class D (d)	5.420%	07/25/34	1,850,000	1,858,892
Reach Financial, LLC, Series 2024-1A, Class B (d)	6.290%	02/18/31	2,700,061	2,718,818

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 75

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.1% continued
Unsecured Consumer — 4.8% continued
Reach Financial, LLC, Series 2024-1A, Class C (d)	6.900%	02/18/31	$1,150,000	$1,181,871
Reach Financial, LLC, Series 2025-1A, Class B (d)	5.340%	08/16/32	4,500,000	4,566,333
Reach Financial, LLC, Series 2025-1A, Class C (d)	5.990%	08/16/32	1,800,000	1,832,210
Regional Management Issuance Trust, Series 2021-2, Class C (d)	3.230%	08/15/33	650,000	614,108
Republic Finance Issuance Trust, Series 2024-A, Class C (d)	8.350%	08/20/32	1,750,000	1,801,795
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (d)	6.110%	06/15/32	6,800,634	6,884,418
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (d)	5.254%	09/15/32	5,500,000	5,522,106
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (d)	5.923%	09/15/32	10,450,000	10,456,977
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	155,761	155,374
				148,453,639

Total Securitized
(Cost $1,875,614,118)				$1,878,937,201

Treasury — 21.4%
U.S. Treasury Notes (b)	1.625%	02/15/26	$5,000,000	$4,987,520
U.S. Treasury STRIPS	0.125%	04/15/26	6,207,400	6,153,346
U.S. Treasury Notes	2.250%	08/15/27	2,000,000	1,961,094
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,422,930
U.S. Treasury Notes	1.250%	09/30/28	30,000,000	28,219,922

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 21.4% continued
U.S. Treasury Notes (b)	3.875%	11/30/29	$17,600,000	$17,747,125
U.S. Treasury Notes	0.625%	08/15/30	81,000,000	70,482,656
U.S. Treasury STRIPS	0.000%	11/15/31	5,000,000	3,966,470
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,494,794
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,551,621
U.S. Treasury STRIPS	0.000%	08/15/33	7,000,000	5,107,426
U.S. Treasury Notes (b)	4.000%	02/15/34	80,000,000	79,750,000
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	8,328,126
U.S. Treasury STRIPS	0.000%	11/15/34	10,000,000	6,855,302
U.S. Treasury STRIPS	0.000%	05/15/35	10,000,000	6,682,121
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,652,431
U.S. Treasury STRIPS	0.000%	02/15/37	20,000,000	12,177,676
U.S. Treasury STRIPS	0.000%	02/15/38	40,000,000	23,045,882
U.S. Treasury STRIPS	0.000%	11/15/38	50,000,000	27,569,883
U.S. Treasury Bonds	1.125%	08/15/40	60,000,000	37,682,813
U.S. Treasury Bonds	1.375%	11/15/40	45,000,000	29,207,813
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	7,005,615
U.S. Treasury STRIPS	0.625%	02/15/43	48,147,400	35,815,069
U.S. Treasury STRIPS	0.000%	08/15/43	15,000,000	6,207,245
U.S. Treasury Bonds	2.250%	08/15/46	$60,000,000	$39,485,156
U.S. Treasury Bonds	3.000%	02/15/48	160,000,000	119,062,499
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,573,438
U.S. Treasury Bonds	1.625%	11/15/50	90,000,000	47,250,000

Total Treasury
(Cost $677,533,609)				$657,445,973

76 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Shares	Fair Value
Registered Investment Companies — 3.9%
State Street Institutional US Government Money Market Fund - Premier Class, 3.74% (g)	77,059,833	$77,059,833
State Street Navigator Securities Lending Portfolio I, 3.38% (g)(h)	43,924,185	43,924,185
Total Registered Investment Companies
(Cost $120,984,018)		$120,984,018

Total Investment Securities — 101.4%
(Cost $3,131,675,120)		$3,120,914,567

Liabilities in Excess of Other Assets — (1.4)%		(42,159,515)

Net Assets — 100.0%		$3,078,755,052

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $112,286,799.

(c)	Percentage rounds to less than 0.1%.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2025 was $992,811,570, representing 32.2% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total value of these securities as of December 31, 2025 was $7,196,344 representing 0.2% of net assets.

(f)	Non-income producing security - security in default.

(g)	The rate shown is the 7-day effective yield as of December 31, 2025.

(h)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

CV — Convertible Security

IO — Interest Only

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 77

Diamond Hill Core Plus Bond Fund
Schedule of Investments
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 19.9%
Banking — 4.4%
American Express Co. (a)(b)	5.085%	01/30/31	$25,000	$25,769
Bank of America Corp.	3.194%	07/23/30	250,000	241,470
Bank of America Corp. (a)	2.687%	04/22/32	150,000	137,648
Bank of America Corp., Series N	2.972%	02/04/33	80,000	73,160
Bank of New York Mellon Corp. (The)	5.225%	11/20/35	50,000	51,781
Bank of New York Mellon Corp. (The), Series J (a)	5.316%	06/06/36	75,000	77,699
Bank OZK (TSFR3M + 209)	2.750%	10/01/31	100,000	94,000
Capital One Financial Corp. (a)	4.493%	09/11/31	150,000	149,780
Capital One Financial Corp.	5.197%	09/11/36	40,000	39,798
Citigroup, Inc.	1.462%	06/09/27	100,000	98,853
Citigroup, Inc.	2.666%	01/29/31	250,000	234,010
Citigroup, Inc.	2.561%	05/01/32	50,000	45,376
Citigroup, Inc.	3.057%	01/25/33	125,000	114,508
Goldman Sachs Group, Inc. (The) (a)	4.692%	10/23/30	200,000	202,729
Goldman Sachs Group, Inc. (The)	1.992%	01/27/32	40,000	35,535
Goldman Sachs Group, Inc. (The)	4.939%	10/21/36	300,000	297,816
Huntington Bancshares (a)	5.272%	01/15/31	50,000	51,448
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	80,000	79,241
JPMorgan Chase & Co. (a)	4.603%	10/22/30	250,000	253,510
JPMorgan Chase & Co.	1.953%	02/04/32	500,000	445,849
KeyCorp (a)	4.789%	06/01/33	100,000	99,948
Morgan Stanley	4.654%	10/18/30	200,000	202,420
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	375,000	351,749
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	75,000	81,006
Royal Bank of Canada	4.522%	10/18/28	50,000	50,488

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 4.4% continued
State Street Corp.	4.330%	10/22/27	$100,000	$101,012
Toronto-Dominion Bank (The)	4.861%	01/31/28	75,000	76,228
Truist Financial Corp., Series I (a)	5.071%	05/20/31	50,000	51,365
US Bancorp	2.677%	01/27/33	175,000	157,816
Wells Fargo & Co. (a)	2.572%	02/11/31	100,000	93,398
Wells Fargo & Co. (a)	5.211%	12/03/35	100,000	102,153
Western Alliance Bank	6.537%	11/15/35	100,000	100,219
Western Alliance Bancorp (a)	3.000%	06/15/31	50,000	48,060
				4,265,842
Basic Industry — 0.2%
Celanese US Holdings, LLC (a)	6.750%	04/15/33	30,000	29,843
CVR Partners, LP (c)	6.125%	06/15/28	75,000	75,204
FMC Corp. (a)	6.375%	05/18/53	25,000	18,585
FMC Corp.	8.450%	11/01/55	25,000	19,788
Huntsman International, LLC	5.700%	10/15/34	35,000	31,751
Magnera Corp. (a)(c)	4.750%	11/15/29	50,000	46,229
				221,400
Brokerage Asset Managers Exchanges — 0.3%
Blackstone Reg Finance Co., LLC (a)	4.300%	11/03/30	50,000	49,972
Osaic Holdings, Inc. (c)	6.750%	08/01/32	75,000	78,346
Osaic Holdings, Inc. (c)	8.000%	08/01/32	75,000	77,977
StoneX Escrow Issuer, LLC (c)	6.875%	07/15/32	100,000	103,723
				310,018
Capital Goods — 0.7%
Bluelinx Holdings, Inc. (c)	6.000%	11/15/29	50,000	48,993
Caterpillar, Inc.	5.200%	05/15/35	50,000	51,826
John Deere Capital Corp.	4.400%	09/08/31	100,000	100,983
Johnson Controls International plc	4.900%	12/01/32	50,000	50,834
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	61,779
Republic Services, Inc. (a)	2.375%	03/15/33	65,000	56,756

78 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 19.9% continued
Capital Goods — 0.7% continued
RTX Corp.	2.375%	03/15/32	$100,000	$89,104
Textron Financial Corp. (1* TSFR3M + 200) (b)(c)	5.848%	02/15/42	125,000	112,646
Waste Management, Inc.	4.950%	03/15/35	50,000	50,782
				623,703
Communications — 0.6%
AT&T, Inc.	2.550%	12/01/33	75,000	64,010
Comcast Corp.	1.950%	01/15/31	25,000	22,285
Deluxe Corp. (c)	8.125%	09/15/29	75,000	79,011
Snap, Inc. (c)	6.875%	03/01/33	75,000	77,718
Telus Corp.	7.000%	10/15/55	100,000	104,098
T-Mobile USA, Inc. (a)	5.050%	07/15/33	100,000	102,045
Verizon Wireless	5.000%	01/15/36	75,000	74,363
				523,530
Consumer Cyclical — 3.1%
Advance Auto Parts, Inc. (c)	7.375%	08/01/33	75,000	75,298
American Honda Finance	4.450%	10/22/27	100,000	100,857
American Honda Finance	4.250%	09/01/28	20,000	20,121
ANGI Group, LLC (c)	3.875%	08/15/28	75,000	69,274
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	200,000	208,601
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	70,817
Champions Financing, Inc. (a)(c)	8.750%	02/15/29	75,000	73,767
CVS Health Corp.	3.750%	04/01/30	100,000	97,646
Dollar Tree, Inc.	4.200%	05/15/28	100,000	100,060
Dream Finders Home, Inc. (c)	6.875%	09/15/30	125,000	125,705
EZCorp, Inc. (c)	7.375%	04/01/32	100,000	106,096
Ford Motor Co., Class B	3.250%	02/12/32	85,000	74,899
Garrett Motion Holdings, Inc. (c)	7.750%	05/31/32	70,000	74,401
General Motors Co.	5.625%	04/15/30	175,000	182,337
General Motors Financial Co., Inc.	5.900%	01/07/35	50,000	52,055

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 3.1% continued
Great Canadian Gaming Co. (c)	8.750%	11/15/29	$100,000	$101,015
Hyundai Capital America (c)	5.400%	06/24/31	100,000	103,481
Hyundai Capital America, Series A (c)	4.750%	09/26/31	75,000	75,273
K Hovnanian Enterprises, Inc. (c)	8.000%	04/01/31	100,000	102,057
K Hovnanian Enterprises, Inc. (c)	8.375%	10/01/33	100,000	101,629
Kingpin Intermediate Holdings, LLC (a)(c)	7.250%	10/15/32	75,000	70,901
Lowe’s Cos., Inc. (a)	2.800%	09/15/41	125,000	89,855
Millrose Properties, Inc. (c)	6.375%	08/01/30	100,000	102,322
Mohegan Tribal Gaming Authority / MS Digital (c)	8.250%	04/15/30	60,000	62,544
Mohegan Tribal Gaming Authority / MS Digital (c)	11.875%	04/15/31	40,000	42,268
New Flyer Holdings, Inc. (c)	9.250%	07/01/30	100,000	107,482
Target Corp. (a)	5.000%	04/15/35	50,000	50,656
Toyota Motor Credit Corp.	4.650%	09/03/32	20,000	20,186
Toyota Motor Credit Corp., Series B	5.350%	01/09/35	50,000	52,396
Under Armour, Inc. (c)	7.250%	07/15/30	150,000	150,146
VF Corp.	6.450%	11/01/37	100,000	95,253
Victoria’s Secret & Co. (c)	4.625%	07/15/29	50,000	48,475
Victra Holdings, LLC (c)	8.750%	09/15/29	100,000	105,501
Wayfair, Inc. (c)	6.750%	11/15/32	125,000	128,510
				3,041,884
Consumer Non-Cyclical — 1.6%
AbbVie, Inc.	4.950%	03/15/31	100,000	103,399
AMN Healthcare, Inc. (a)(c)	6.500%	01/15/31	100,000	100,019
Champ Acquisition Corp. (c)	8.375%	12/01/31	70,000	75,607

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 79

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 19.9% continued
Consumer Non-Cyclical — 1.6% continued
Emergent BioSolutions, Inc. (a)(c)	3.875%	08/15/28	$50,000	$44,826
Genmab A/S (c)	7.250%	12/15/33	200,000	210,082
Global Medical Response, Inc. (c)	7.375%	10/01/32	100,000	103,937
HCA, Inc.	4.300%	11/15/30	50,000	49,811
Kroger Co. (The) (a)	1.700%	01/15/31	50,000	44,055
Land O Lakes Capital Trust I (c)	7.450%	03/15/28	50,000	51,000
National Mentor Holdings, Inc. (c)	10.500%	12/15/30	100,000	100,530
Pfizer, Inc.	7.200%	03/15/39	50,000	59,606
Phillip Morris International, Inc. (a)	5.375%	02/15/33	125,000	130,711
Turning Point Brands, Inc. (c)	7.625%	03/15/32	100,000	106,431
U.S. Acute Care Solutions, LLC (c)	9.750%	05/15/29	150,000	151,112
Viking Baked Goods Acquisition Corp. (c)	8.625%	11/01/31	110,000	110,353
Whirlpool Corp.	6.500%	06/15/33	100,000	96,971
				1,538,450
Electric — 1.5%
Algonquin Power & Utilities Corp., Series 2022-B	4.750%	01/18/82	120,000	118,340
Alpha Generation, LLC (c)	6.250%	01/15/34	100,000	100,898
Dominion Energy South Carolina, Inc., Series A (a)	5.300%	01/15/35	50,000	51,688
Duke Energy Carolinas SC Storm Funding, LLC	4.898%	03/01/44	130,000	129,751
Duke Energy Carolinas, LLC	5.250%	03/15/35	100,000	103,343
Duke Energy Corp. (a)	4.950%	09/15/35	30,000	29,748
Florida Power & Light Co.	3.800%	12/15/42	50,000	41,061
NextEra Energy Operating Partners, LP (a)(c)	7.250%	01/15/29	75,000	76,846
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	122,165	123,556

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.5% continued
Public Service Electric & Gas Co. (a)	4.900%	08/15/35	$90,000	$90,635
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	319,077	322,064
Threelands Ltd. SARL (c)	7.450%	10/20/35	200,000	201,011
Transalta Corp.	6.500%	03/15/40	100,000	100,298
				1,489,239
Energy — 1.9%
Altagas Ltd. (c)	7.200%	10/15/54	100,000	103,674
BP Capital Markets America, Inc.	4.812%	02/13/33	50,000	50,636
CHC Group, LLC (c)	11.750%	09/01/30	150,000	140,994
Civitas Resources, Inc. (a)(c)	9.625%	06/15/33	50,000	53,981
DBR Land Holdings, LLC (c)	6.250%	12/01/30	100,000	102,288
Energy Transfer, LP	5.600%	09/01/34	150,000	154,367
Excelerate Energy, LP (c)	8.000%	05/15/30	150,000	158,511
Global Partners, LP / GLP Finance Corp. (c)	7.125%	07/01/33	100,000	101,824
Helmerich & Payne, Inc.	4.650%	12/01/27	50,000	50,387
HF Sinclair Corp.	5.750%	01/15/31	100,000	103,337
Hilcorp Energy I, LP / Hilcorp Finance Co. (c)	7.250%	02/15/35	50,000	47,519
MPLX, LP	5.500%	06/01/34	42,000	42,848
Phillips 66 Co.	4.950%	03/15/35	50,000	49,686
SESI, LLC (c)	7.875%	09/30/30	125,000	123,055
Shell Finance US, Inc. (a)	4.750%	01/06/36	125,000	124,815
Sunoco, LP (c)	5.875%	03/15/34	150,000	149,987
TransCanada Pipelines Ltd.	7.000%	06/01/65	75,000	77,309
Transmontaigne Partners, LLC (c)	8.500%	06/15/30	75,000	75,719
Valero Energy Corp. (a)	5.150%	02/15/30	25,000	25,728
Weatherford International Ltd. (c)	6.750%	10/15/33	100,000	102,411
				1,839,076

80 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Finance Companies — 0.8%
Atlanticus Holdings Corp. (c)	9.750%	09/01/30	$100,000	$100,125
Bread Financial Holdings, Inc. (c)	6.750%	05/15/31	50,000	51,766
Bread Financial Holdings, Inc. (c)	8.375%	06/15/35	50,000	51,692
Freedom Mortgage Holdings, LLC (c)	7.875%	04/01/33	100,000	103,556
LFS Topco, LLC (a)(c)	8.750%	07/15/30	100,000	100,646
PennyMac Financial Services, Inc. (c)	6.750%	02/15/34	100,000	103,373
Prospect Capital Corp.	3.364%	11/15/26	75,000	73,527
Provident Funding Associates, LP / PFG Finance Corp. (c)	9.750%	09/15/29	70,000	73,831
Stonebriar ABF, LLC (c)	8.125%	12/15/30	75,000	77,190
TrueNoord Capital DAC (c)	8.750%	03/01/30	75,000	79,218
				814,924
Financial-Other — 0.5%
Cipher Compue, LLC (c)	7.125%	11/15/30	75,000	76,386
Icahn Enterprises, LP (c)	10.000%	11/15/29	100,000	99,929
Ion Platform Finance US, Inc. (c)	7.875%	09/30/32	200,000	189,771
PPH Escrow Issuer, LLC (c)	9.875%	11/01/29	100,000	103,778
				469,864
Industrials-Other — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. (c)	7.500%	02/01/32	100,000	102,052

Insurance — 2.3%
Anthem, Inc. (a)	4.600%	09/15/32	90,000	89,954
APH Somerset Investment II, LLC (c)	7.875%	11/01/29	100,000	100,998
Asurion, LLC (c)	8.000%	12/31/32	150,000	155,642
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	25,000	23,799

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 2.3% continued
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	$25,000	$25,557
Jackson National Life Global Funding (c)	4.900%	01/13/27	150,000	151,208
Jackson National Life Global Funding (c)	4.550%	09/09/30	20,000	19,922
Lincoln Financial Global Funding (c)	4.625%	08/18/30	40,000	40,238
MassMutual Global Funding (c)	5.150%	05/30/29	200,000	205,891
Met Life Global Funding I (c)	5.050%	01/08/34	150,000	153,003
Molina Healthcare, Inc. (c)	6.500%	02/15/31	100,000	102,703
Nassau Cos. of NY (c)	7.875%	07/15/30	125,000	119,313
New York Life Global Funding (c)	4.600%	12/05/29	100,000	101,570
Northwestern Mutual Global Funding, Series 2025-1 (c)	4.960%	01/13/30	100,000	102,530
Northwestern Mutual Global Funding (c)	5.160%	05/28/31	50,000	51,904
Pacific Life Global Fund II (c)	1.450%	01/20/28	100,000	95,087
Pricoa Global Funding I (a)(c)	5.350%	05/28/35	150,000	154,662
Principal Life Global Funding II, Series 50 (c)	4.800%	01/09/28	100,000	101,331
Protective Life Global Funding (c)	4.772%	12/09/29	150,000	152,523
Protective Life Global Funding (c)	5.432%	01/14/32	150,000	156,033
UnitedHealth Group, Inc.	5.000%	04/15/34	100,000	101,614
				2,205,482
Natural Gas — 0.1%
Sempra Energy	6.400%	10/01/54	100,000	101,713

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 81

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 19.9% continued
Other Utility — 0.1%
American Water Capital Corp.	2.800%	05/01/30	$100,000	$94,793

REITS — 0.1%
CubeSmart, LP	2.250%	12/15/28	70,000	66,412
Extra Space Storage, LP	5.700%	04/01/28	50,000	51,658
				118,070
Technology — 1.0%
Advanced Micro Devices, Inc. (a)	4.319%	03/24/28	50,000	50,528
Alphabet, Inc.	5.300%	05/15/65	10,000	9,405
Alphabet, Inc.	5.700%	11/15/75	50,000	49,213
APLD ComputeCo, LLC (c)	9.250%	12/15/30	100,000	98,090
Broadcom, Inc. (c)	4.150%	04/15/32	100,000	97,784
Broadcom, Inc.	4.800%	02/15/36	55,000	54,271
Capstone Borrower, Inc. (c)	8.000%	06/15/30	75,000	77,248
Cloud Software Group, Inc. (c)	6.625%	08/15/33	75,000	74,329
Crane Co.	4.200%	03/15/48	75,000	48,168
Dell International, LLC / EMC Corp.	6.020%	06/15/26	10,000	10,044
Oracle Corp.	2.300%	03/25/28	100,000	95,359
Oracle Corp.	3.600%	04/01/40	260,000	192,826
Shift4 Payments, LLC (c)	6.750%	08/15/32	100,000	103,249
				960,514
Transportation — 0.6%
Beacon Mobility Finance Corp. (c)	7.250%	08/01/30	175,000	183,028
Latam Airlines Group SA (c)	7.625%	01/07/31	150,000	157,490
Norfolk Southern Corp. (a)	5.100%	05/01/35	75,000	76,603
Ryder System, Inc.	4.900%	12/01/29	50,000	51,037
United Parcel Service, Inc. (a)	5.250%	05/14/35	25,000	25,910
Vistajet Malta / VM Holdings (c)	9.500%	06/01/28	70,000	72,400
				566,468

Total Corporate Credit
(Cost $18,939,825)				$19,287,022

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6%
ABS-Other — 3.9%
ACHD Trust, Series 2025-DS1, Class A (c)	5.978%	01/09/34	$100,000	$100,002
AMDR ABS Trust, Series 2025-1A, Class A (c)	6.378%	12/19/33	87,258	87,268
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	79,454	74,203
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	173,641	168,971
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	288,161	269,241
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	302,306	268,183
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	138,689	130,004
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	17,972	16,876
Loanpal Solar Loan Ltd., Series 2020-2GF, Class B (c)	3.860%	07/20/47	268,691	195,798
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	273,069	192,089
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	118,080	114,288
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	125,664	113,864

82 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
ABS-Other — 3.9% continued
Mosaic Solar Loans, LLC, Series 2022-2A, Class A (c)	4.380%	01/21/53	$338,752	$314,939
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	147,406	140,713
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	190,474	187,482
PowerPay Issuance Trust, Series 2025-1A, Class A (c)	5.230%	11/18/41	216,562	217,153
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	257,940	235,672
Service Experts Issuer, Series 2025-1A, Class B (c)	7.620%	01/20/37	400,000	401,051
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (b)(c)	6.074%	09/25/32	229,690	229,597
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (b)(c)	7.574%	09/25/32	321,566	321,000
				3,778,394
Agency CMBS — 0.5%
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	209,468	171,254
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	289,371	283,537
				454,791
Agency MBS CMO — 27.3%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	196,825	188,283

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 27.3% continued
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	5.198%	11/15/37	$172,974	$173,179
FHLMC, Series 3652, Class AP	4.500%	03/15/40	87,829	88,810
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	127,428	119,052
FHLMC, Series 5228, Class JL	2.500%	10/25/41	500,000	424,446
FHLMC, Series 4143, Class AV	2.000%	12/15/42	371,445	302,390
FHLMC, Series 4141, Class PL	2.500%	12/15/42	110,000	79,394
FHLMC, Series 4210, Class Z	3.000%	05/15/43	256,811	216,674
FHLMC, Series 4274, Class EM	4.000%	11/15/43	400,000	372,101
FHLMC, Series 4487, Class TL	3.000%	05/15/45	559,000	514,737
FHLMC, Series 4710, Class JE	2.750%	06/15/47	189,227	170,907
FHLMC, Series 4736, Class CL	3.000%	12/15/47	322,000	283,160
FHLMC, Series 5227, Class BA	3.500%	08/25/48	145,581	139,781
FHLMC, Series 5147, Class PA	1.000%	10/25/48	578,067	458,941
FHLMC, Series 4988, Class AK	1.000%	07/25/50	469,770	370,771
FHLMC, Series 5129, Class GU	1.000%	08/25/50	595,284	454,836
FHLMC, Series 5013, Class ME, Pool #5013	1.000%	09/25/50	263,929	205,643
FHLMC, Series 5013, Class MC, Pool #5013	1.500%	09/25/50	188,519	152,337
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	487,857	356,965
FHLMC, Series 5038, Class QP	0.750%	10/25/50	322,841	235,397
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	880,098	494,694
FHLMC, Series 5050, Class UJ	1.500%	12/25/50	211,624	118,152
FHLMC, Series 5169, Class YA	2.000%	09/25/51	274,989	164,670
FHLMC, Series 5150, Class KD	1.000%	10/25/51	609,094	492,248
FHLMC, Series 5156, Class GD	2.000%	10/25/51	454,048	290,429
FHLMC, Series 5201, Class PY	2.500%	03/25/52	252,513	193,698

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 83

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Agency MBS CMO — 27.3% continued
FNMA, Series 2018-16, Class HW	3.000%	06/25/38	$728,000	$651,384
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	105,543	100,202
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	527,416	495,219
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	100,000	86,953
FNMA, Series 2011-116, Class ZA	3.500%	11/25/41	337,602	324,026
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	102,000	92,941
FNMA, Series 2012-152, Class TA	2.500%	09/25/42	341,835	315,810
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	337,423	312,901
FNMA, Series 2013-9, Class KD	2.500%	12/25/42	305,000	232,996
FNMA, Series 2013-13, Class YC	2.500%	01/25/43	130,027	118,551
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	278,467
FNMA, Series 4292, Class PB	3.500%	01/15/44	420,000	380,586
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	427,528	380,731
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	301,315
FNMA, Series 2021-65, Class JA	2.000%	01/25/46	475,593	432,586
FNMA, Series 4767, Class VX	4.000%	08/14/47	300,798	283,663
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	124,345	120,045
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	385,293	372,359

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 27.3% continued
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	$724,207	$738,016
FNMA, Series 2019-69, Class JB	3.000%	12/25/49	520,330	404,010
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	646,866	494,977
FNMA, Series 2020-47, Class GZ	2.000%	07/25/50	669,705	405,572
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	243,399	140,161
FNMA, Series 2021-78, Class PA	2.500%	11/25/51	270,098	240,276
GNMA, Series 2016-118, Class GZ	3.000%	02/16/40	283,808	215,018
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	575,000	558,015
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	201,540
GNMA, Series 2013-4, Class ML	2.500%	10/16/42	366,000	289,269
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	135,534	120,955
GNMA, Series 2013-165, Class LB	4.000%	03/20/43	235,000	207,363
GNMA, Series 2014-118, Class ZD	2.500%	08/16/44	796,294	713,716
GNMA, Series 2014-140, Class BW	3.500%	09/20/44	191,124	182,896
GNMA, Series 2019-136, Class P	1.500%	10/20/45	309,805	258,728
GNMA, Series 2017-179, Class NZ	2.500%	12/20/47	462,117	316,506
GNMA, Series 2018-27, Class KY	3.500%	02/20/48	1,608,166	1,337,966
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	335,000	305,485

84 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Agency MBS CMO — 27.3% continued
GNMA, Series 2018-120, Class LH	3.500%	09/20/48	$593,318	$461,860
GNMA, Series 2019-012, Class PY	3.500%	02/20/49	582,463	530,707
GNMA, Series 2022-45, Class B	2.500%	05/20/50	184,145	164,345
GNMA, Series 2020-95, Class EA	1.500%	07/20/50	1,079,404	861,890
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	294,598	145,123
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	900,000	764,735
GNMA, Series 2020-183, Class EB	1.150%	12/20/50	292,527	129,122
GNMA, Series 2021-29, Class AG	5.000%	02/20/51	947,122	945,482
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	208,254	161,583
GNMA, Series 2021-223, Class P	2.000%	06/20/51	212,565	186,853
GNMA, Series 2021-116, Class CV	1.500%	07/20/51	1,015,212	596,496
GNMA, Series 2021-136, Class TC	1.500%	08/20/51	513,432	332,759
GNMA, Series 2021-136, Class TU	1.500%	08/20/51	324,994	163,876
GNMA, Series 2022-64, Class MA	2.500%	11/20/51	844,890	791,245
GNMA, Series 2023-13, Class HL	5.000%	01/20/53	244,634	236,606
GNMA, Series 2025-71, Class NL	5.000%	04/20/55	620,005	574,607
				26,520,188

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 1.0%
FNMA, Series 2009-78, Class OS (IO) (-1* SOFR30A + 685) (b)	2.751%	10/25/39	$1,462,543	$148,440
FNMA, Series 2013-105, Class KO (PO)	0.000%	10/25/43	410,721	363,905
GNMA, Series 2022-31, Class MS (IO) (-2.5* SOFR30A + 900) (b)	0.000%	02/20/52	648,436	500,142
				1,012,487
Agency MBS Passthrough — 1.9%
FNMA, Pool #MA0633	5.000%	01/01/41	223,402	226,706
FNMA, Pool #BM6504	3.500%	01/01/48	705,538	663,107
GNMA, Pool #MA9367	8.000%	12/20/53	183,116	189,494
GNMA, Pool #DJ1126	7.000%	04/20/65	781,777	812,339
				1,891,646
Auto Loan — 2.8%
ACM Auto Trust, Series 2025-1A, Class B (c)	7.870%	11/20/31	200,000	202,199
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	100,000	100,673
ACM Auto Trust, Series 2025-3A, Class B (c)	6.080%	07/20/32	250,000	249,007
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	150,000	151,473
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D (c)	5.820%	01/15/32	175,000	174,680
FinBe USA Trust, Series 2025-1A, Class B (c)	6.600%	12/16/30	50,000	49,147
First Help Financial, LLC, Series 23-1A, Class B (c)	6.770%	05/15/29	225,000	226,331

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 85

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Auto Loan — 2.8% continued
Flagship Credit Auto Trust, Series 2023-1, Class C (c)	5.430%	05/15/29	$150,000	$149,563
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	176,594	177,732
Lendbuzz Securitization Trust, Series 2023-2A, Class A2 (c)	7.090%	10/16/28	200,493	203,122
Lendbuzz Securitization Trust, Series 2025-2A, Class A2 (c)	5.180%	05/15/30	392,038	393,876
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (c)	5.760%	01/20/39	175,000	175,522
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	125,000	125,724
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	100,000	100,446
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (c)	6.012%	06/26/34	225,000	225,164
				2,704,659
CRE/CLO — 1.0%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(c)	7.147%	01/18/41	100,000	100,006

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 1.0% continued
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(c)	7.647%	01/18/41	$100,000	$100,006
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (b)(c)	6.427%	08/20/42	100,000	99,947
BXMT Ltd., Series 2020-FL2, Class AS (1* TSFR1M + 151) (b)(c)	5.477%	02/15/38	200,000	199,308
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)	6.277%	02/15/38	100,000	98,447
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.327%	05/15/38	100,000	96,096
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (b)(c)	5.127%	05/17/38	239,077	238,515
				932,325
Credit Cards — 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	150,000	152,205

Equipment — 0.2%
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	220,000	224,409

HECM — 3.7%
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	100,000	98,045

86 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
HECM — 3.7% continued
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (c)	4.500%	07/25/65	$127,282	$103,825
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (c)	4.250%	10/25/65	201,467	161,917
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	180,000	175,260
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1 (c)	4.250%	04/25/33	250,000	248,052
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	270,023	255,663
Finance of America HECM Buyout, Series 2024-HB1, Class M2 (c)	6.000%	10/01/34	250,000	250,016
Ocwen Loan Investment Trust, Series 2023-HB1, Class M1 (c)	3.000%	06/25/36	250,000	247,795
Ocwen Loan Investment Trust, Series 2023-HB1, Class M2 (c)	3.000%	06/25/36	300,000	296,738
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (c)	3.000%	11/25/38	275,000	251,398
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	194,101	181,788

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 3.7% continued
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	$388,233	$368,592
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	461,632	438,049
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	150,000	136,369
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	400,000	374,414
				3,587,921
Hospitality — 0.2%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (b)(c)	6.300%	08/15/42	100,000	100,127
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(c)	6.600%	03/15/42	100,000	100,250
				200,377
Industrial — 0.7%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(c)	6.342%	03/15/30	175,000	174,510
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (b)(c)	7.000%	07/15/27	150,000	150,467
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (b)(c)	6.400%	08/15/42	95,828	96,085

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 87

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Industrial — 0.7% continued
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (b)(c)	5.700%	12/15/44	$300,000	$300,187
				721,249
Laboratory — 2.4%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	100,000	97,362
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	550,000	461,392
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(c)	5.264%	03/15/38	245,000	243,626
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(c)	5.614%	03/15/38	350,000	347,591
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (b)(c)	6.214%	03/15/38	192,500	187,586
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	5.045%	05/15/39	250,000	241,098
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (b)(c)	5.544%	05/15/39	250,000	225,928
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (b)(c)	5.843%	05/15/39	250,000	225,321

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 2.4% continued
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	$300,000	$257,474
				2,287,378
Multifamily — 1.0%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	6.839%	08/15/39	280,859	281,557
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(c)	6.274%	05/25/55	199,897	200,527
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	6.324%	10/25/44	191,664	192,257
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(c)	5.924%	02/25/45	247,587	245,283
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	5.874%	01/25/51	9,187	9,166
				928,790
Non-Agency MBS 2.0 — 0.6%
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (c)	3.698%	09/25/48	397,440	275,227
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	85,240	85,533

88 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Non-Agency MBS 2.0 — 0.6% continued
Redwood Funding Trust, Series 2025-3, Class B (c)	7.749%	12/27/56	$275,000	$275,769
				636,529
Non-Performing Loan — 0.1%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	118,825	119,788

Non-QM — 0.7%
Angel Oak Mortgage Trust, Series 2025-5, Class A1 (c)	5.573%	04/25/70	519,048	523,764
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	207,380	208,957
				732,721
Office — 1.2%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	100,000	88,378
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (c)(d)	3.289%	01/15/32	100,000	56,240
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	100,000	92,142
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (c)	5.014%	10/15/43	450,000	438,954
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (b)(c)	5.748%	12/15/35	100,000	96,030

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 1.2% continued
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	$200,000	$200,556
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	200,000	201,459
				1,173,759
Residential Transition Loan — 1.3%
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	125,000	126,519
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	100,000	101,642
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	500,000	504,492
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	100,000	100,877
LHOME Mortgage Trust, Series 2025-RTL2, Class A1 (c)	5.612%	04/25/40	300,000	302,215
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	100,000	101,101
				1,236,846
Second Lien — 1.9%
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	84,578	85,716
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	185,770	186,562
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	177,384	177,203

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 89

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Second Lien — 1.9% continued
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	$94,611	$94,983
Point Securitization Trust, Series 2025-2, Class A1 (c)	5.750%	09/25/55	249,948	249,650
Splitero Trust, Series 25-1, Class A1 (c)	5.750%	12/25/55	250,000	248,199
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	97,371	97,755
Unlock HEA Trust, Series 2025-2, Class C (c)	6.000%	11/25/41	150,000	116,277
Unlock HEA Trust, Series 2025-2, Class A (c)	6.000%	11/25/41	98,923	98,645
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	80,245	80,649
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (c)	5.995%	01/25/55	400,000	404,162
				1,839,801
Single Family Rental — 1.3%
Home Partners of America Trust, Series 2021-3, Class A (c)	2.200%	01/17/41	161,571	152,212
Progress Residential Trust, Series 2021-SFR3, Class E1 (c)	2.538%	05/17/26	375,000	372,466
Progress Residential Trust, Series 2021-SFR3, Class E2 (c)	2.688%	05/17/26	230,000	227,983
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	335,000	330,805

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 1.3% continued
Progress Residential Trust, Series 2021-SFR5, Class E2 (c)	2.359%	07/17/38	$230,000	$226,927
				1,310,393
Small Business — 0.6%
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	150,000	150,787
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	200,000	199,740
Kapitus Asset Securitization, LLC, Series 2025-1A, Class C (c)	7.400%	04/10/32	225,000	225,268
				575,795
Student Loan — 0.8%
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (b)(c)	6.124%	07/27/48	231,549	231,548
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	138,407	137,395
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	400,000	377,852
				746,795
Unsecured Consumer — 4.3%
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	142,658	144,820
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	72,862	73,851
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	250,000	252,228

90 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 59.6% continued
Unsecured Consumer — 4.3% continued
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	$26,222	$26,350
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	32,387	32,438
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	200,000	203,046
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	125,000	125,623
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	51,039	50,463
Oportun Funding, LLC, Series 2025-A, Class C (c)	5.890%	02/08/33	140,000	139,763
Oportun Funding, LLC, Series 2025-D, Class D (c)	6.970%	02/08/33	350,000	349,075
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	200,000	197,810
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	51,645	51,874
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	91,697	92,105
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	94,224	94,981
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (c)	4.883%	04/15/33	350,000	348,900
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (c)	5.409%	07/15/33	100,000	100,145

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 4.3% continued
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	$100,000	$100,786
Pagaya Point of Sale Holdings, Series 2025-1, Class D (c)	6.739%	01/20/34	150,000	151,355
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	100,000	102,706
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class F (c)	12.000%	07/20/33	300,000	280,671
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	200,000	202,948
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	100,000	101,789
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	151,125	152,987
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	200,000	200,804
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	300,000	300,200
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	100,000	100,790
Upstart Securitization Trust, Series 2025-3, Class C (c)	5.430%	09/20/35	225,000	223,574
				4,202,082

Total Securitized
(Cost $56,660,936)				$57,971,328

Treasury — 19.7%
U.S. Treasury Notes	3.875%	11/30/29	175,000	176,463

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 91

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 19.7% continued
U.S. Treasury Notes	0.625%	08/15/30	$5,200,000	$4,524,813
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	72,963
U.S. Treasury Notes (a)	4.000%	02/15/34	5,850,000	5,831,719
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	104,102
U.S. Treasury STRIPS	0.000%	02/15/36	250,000	160,874
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	152,221
U.S. Treasury STRIPS	0.000%	02/15/38	1,000,000	576,147
U.S. Treasury STRIPS	0.000%	11/15/38	300,000	165,419
U.S. Treasury Bonds	1.125%	08/15/40	1,000,000	628,047
U.S. Treasury Bonds	1.375%	11/15/40	850,000	551,703
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	93,408
U.S. Treasury STRIPS	0.625%	02/15/43	495,635	368,685
U.S. Treasury STRIPS	0.000%	08/15/43	300,000	124,145
U.S. Treasury Bonds	2.250%	08/15/46	1,000,000	658,086
U.S. Treasury Bonds	3.000%	02/15/48	5,350,000	3,981,152
U.S. Treasury Bonds	1.250%	05/15/50	400,000	191,469
U.S. Treasury Bonds	1.625%	11/15/50	1,500,000	787,500
Total Treasury
(Cost $19,202,535)				$19,148,916

	Shares	Fair Value
Registered Investment Companies — 2.4%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (e)	370,238	$370,238
State Street Navigator Securities Lending Portfolio I, 3.38% (e)(f)	1,949,445	1,949,445
Total Registered Investment Companies
(Cost $2,319,683)		$2,319,683

Total Investment Securities — 101.6%
(Cost $97,122,979)		$98,726,949

Liabilities in Excess of Other Assets — (1.6)%		(1,513,937)

Net Assets — 100.0%		$97,213,012

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $8,799,073.
(b)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 12/31/2025 was $37,856,459, representing 38.9% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2025 was $56,240, representing 0.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of December 31, 2025.
(f)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

plc — Public Limited Company

PO — Principal Only

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Assets & Liabilities
December 31, 2025

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Assets
Investment in unaffiliated securities, at cost	$207,534,667	$725,754,998	$58,221,877	$5,348,330,490
Investment in unaffiliated securities, at fair value*	$264,363,896	$930,659,974	$81,747,122	$6,325,309,232
Cash	—	—	256,281	14,391,292
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $976,177, $—, $—, $—, and $—)	—	—	—	—
Cash deposits with custodian for securities sold short	—	—	—	—
Receivable for investments sold	—	—	—	—
Receivable for fund shares issued	52,730	76,255	6,769	5,383,948
Receivable for dividends and interest	288,035	959,474	71,569	3,697,099
Tax reclaims receivable	1,457	—	—	—
Total Assets	264,706,118	931,695,703	82,081,741	6,348,781,571

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $718,651,232, $—, $—, $—, and $—)	—	—	—	—
Due to custodian	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for fund shares redeemed	198,786	21,366,891	47,728	5,253,275
Payable for dividend expense on securities sold short	—	—	—	—
Payable for return of collateral received for securities on loan	46,400,436	58,793,142	5,312,253	54,190,313
Payable to Investment Adviser	150,784	564,762	40,259	2,719,144
Payable to Administrator	30,999	88,673	11,160	708,911
Accrued distribution fees	9,321	7,040	740	50,816
Other accrued expenses	24,071	5,932	5,355	158,025
Total Liabilities	46,814,397	80,826,440	5,417,495	63,080,484

Contingencies and Commitments	—	—	—	—
Net Assets	$217,891,721	$850,869,263	$76,664,246	$6,285,701,087

Components of Net Assets
Paid-in capital	$161,520,900	$646,240,217	$53,629,628	$5,321,541,658
Distributable earnings (accumulated deficit)	56,370,821	204,629,046	23,034,618	964,159,429
Net Assets	$217,891,721	$850,869,263	$76,664,246	$6,285,701,087
Net Assets
Investor Shares	$43,471,970	$32,560,782	$3,452,732	$232,927,980
Class I Shares	$151,786,370	$447,533,574	$70,105,182	$3,904,123,967
Class Y Shares	$22,633,381	$370,774,907	$3,106,332	$2,148,649,140
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	1,791,825	1,254,025	216,105	7,274,571
Class I Shares	6,009,097	17,071,660	4,396,848	121,632,074
Class Y Shares	892,867	14,086,730	193,963	66,908,773
Net Asset Value, offering and redemption price per share:
Investor Shares	$24.26	$25.97	$15.98	$32.02
Class I Shares	$25.26	$26.22	$15.94	$32.10
Class Y Shares	$25.35	$26.32	$16.02	$32.11
* Includes value of securities on loan	$64,113,949	$96,261,981	$5,947,579	$89,838,451

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Securitized Total Return Fund	Core Bond Fund	Core Plus Bond Fund

$494,652,875	$1,511,133,981	$131,918,168	$4,866,784,664	$30,638,729	$3,131,675,120	$97,122,979
$591,272,125	$2,311,522,749	$168,646,290	$4,901,577,210	$31,162,977	$3,120,914,567	$98,726,949
1,506,056	21,974,568	—	—	178,540	—	—
—	—	964,447	—	—	—	—
—	746,399,745	—	—	—	—	—
—	9,659,192	—	95,259	—	17,388	—
225,136	556,780	25,870	9,094,094	—	3,148,820	81
171,898	3,861,590	237,472	16,314,790	78,713	15,797,793	629,994
—	—	217,366	—	—	—	—
593,175,215	3,093,974,624	170,091,445	4,927,081,353	31,420,230	3,139,878,568	99,357,024

—	732,186,170	—	—	—	—	—
—	—	500	—	—	514	—
—	8,335,889	—	26,511,976	167,413	15,354,545	151,028
613,992	576,443	3,487	3,531,762	—	689,165	—
—	258,383	—	—	—	—	—
12,970,351	5,972,873	8,674,488	28,290,868	—	43,924,185	1,949,445
349,989	1,775,176	88,144	1,439,434	18,551	779,732	32,980
78,670	327,102	17,866	677,705	1,330	373,726	9,954
7,696	25,375	255	21,954	3	1,049	5
7,096	35,100	26,749	600	600	600	600
14,027,794	749,492,511	8,811,489	60,474,299	187,897	61,123,516	2,144,012

—	—	—	—	—	—	—
$579,147,421	$2,344,482,113	$161,279,956	$4,866,607,054	$31,232,333	$3,078,755,052	$97,213,012

$487,434,650	$1,562,847,414	$122,469,325	$4,853,361,544	$30,675,978	$3,110,160,997	$95,703,065
91,712,771	781,634,699	38,810,631	13,245,510	556,355	(31,405,945)	1,509,947
$579,147,421	$2,344,482,113	$161,279,956	$4,866,607,054	$31,232,333	$3,078,755,052	$97,213,012

$35,748,833	$119,657,235	$1,214,025	$104,129,431	$15,724	$5,074,773	$24,808
$469,376,118	$2,082,363,741	$108,203,722	$4,511,187,447	$21,275	$2,400,558,040	$57,415,873
$74,022,470	$142,461,137	$51,862,209	$251,290,176	$31,195,334	$673,122,239	$39,772,331

1,456,128	3,914,318	58,171	10,434,705	1,530	554,072	2,439
18,781,271	65,460,947	5,172,163	451,754,783	2,070	263,376,603	5,652,486
2,944,776	4,448,435	2,473,182	25,128,827	3,035,866	73,802,061	3,911,620

$24.55	$30.57	$20.87	$9.98	$10.28	$9.16	$10.17
$24.99	$31.81	$20.92	$9.99	$10.28	$9.11	$10.16
$25.14	$32.03	$20.97	$10.00	$10.28	$9.12	$10.17
$32,291,277	$5,834,389	$8,899,761	$64,792,941	$—	$112,286,799	$8,799,073

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 95

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2025

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$3,902,465	$16,208,786	$1,869,588	$156,257,130
Securities lending income	114,892	180,494	7,966	304,183
Foreign taxes withheld (net of reclaims received)	(694)	—	—	—
Total Investment Income	4,016,663	16,389,280	1,877,554	156,561,313

Expenses
Investment advisory fees	1,725,585	7,000,810	636,923	39,757,025
Administration fees	361,140	1,063,336	177,464	10,527,502
Distribution and service fees — Investor	125,015	84,730	9,104	670,911
Other fees	46,776	115,717	21,317	1,179,786
Total Expenses	2,258,516	8,264,593	844,808	52,135,224

Net Investment Income	1,758,147	8,124,687	1,032,746	104,426,089

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	13,829,859	39,467,401	25,674,275	401,630,060
Net realized gains from in-kind redemptions	32,596,997	138,360,338	17,020,660	774,324,385
Net change in unrealized appreciation (depreciation) on investments	(27,152,866)	(122,109,475)	(31,464,666)	(861,677,841)
Net Realized and Unrealized Gains on Investments	19,273,990	55,718,264	11,230,269	314,276,604

Change in Net Assets from Operations	$21,032,137	$63,842,951	$12,263,015	$418,702,693

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2025

	Select Fund	Long-Short Fund	International Fund
Investment Income
Dividends	$10,357,103	$37,633,911	$4,032,262
Securities lending income	46,933	423,346	26,421
Rebates on short sales, net of fees	—	25,781,217	—
Foreign taxes withheld (net of reclaims received)	—	(183,293)	(307,207)
Total Investment Income	10,404,036	63,655,181	3,751,476

Expenses
Investment advisory fees	3,985,655	17,879,309	1,035,467
Administration fees	902,181	3,295,192	191,744
Distribution and service fees — Investor	91,449	286,227	2,703
Other fees	52,892	87,588	59,137
Dividend expense	—	6,343,700	—
Total Expenses	5,032,177	27,892,016	1,289,051

Net Investment Income	5,371,859	35,763,165	2,462,425

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	49,048,356	66,961,161	10,394,950
Net realized gains from in-kind redemptions	72,385,207	110,007,498	—
Net realized losses on closed short positions	—	(45,963,903)	—
Net realized losses on foreign currency transactions	—	—	(11,399)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(54,632,874)	118,506,803	27,431,509
Net change in unrealized appreciation (depreciation) on short positions	—	64,787,458	—
Net Realized and Unrealized Gains on Investments	66,800,689	314,299,017	37,815,060

Change in Net Assets from Operations	$72,172,548	$350,062,182	$40,277,485

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2025(A)

	Short Duration Securitized Bond Fund	Securitized Total Return Fund	Core Bond Fund	Core Plus Bond Fund
Investment Income
Dividends	$15,672,694	$21,432	$4,016,441	$62,695
Securities lending income	77,398	—	118,897	11,312
Interest	256,961,237	753,108	132,733,589	3,449,393
Total Investment Income	272,711,329	774,540	136,868,927	3,523,400

Expenses
Investment advisory fees	14,665,247	101,814	7,748,724	264,330
Administration fees	6,945,566	7,296	3,842,009	67,465
Distribution and service fees — Investor	207,055	20	12,714	59
Other fees	10,916	600	6,473	1,309
Total Expenses	21,828,784	109,730	11,609,920	333,163

Net Investment Income	250,882,545	664,810	125,259,007	3,190,237

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(5,814,451)	37,838	1,608,646	(41,373)
Net change in unrealized appreciation (depreciation) on investments	13,883,446	524,248	51,763,970	2,077,663
Net Realized and Unrealized Gains on Investments	8,068,995	562,086	53,372,616	2,036,290

Change in Net Assets from Operations	$258,951,540	$1,226,896	$178,631,623	$5,226,527

(A)	Except for the Diamond Hill Securitized Total Return Fund, which represents the period from the commencement of operations (June 30, 2025) through December 31, 2025.

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
From Operations
Net investment income	$1,758,147	$1,407,511	$8,124,687	$14,777,363
Net realized gains on investment transactions	46,426,856	42,002,058	177,827,739	207,200,327
Net change in unrealized appreciation (depreciation) on investments	(27,152,866)	(14,312,243)	(122,109,475)	(105,764,652)
Change in Net Assets from Operations	21,032,137	29,097,326	63,842,951	116,213,038

Distributions to Shareholders
Investor	(2,424,643)	(9,111,959)	(1,923,125)	(2,691,574)
Class I	(8,374,683)	(21,308,549)	(26,440,827)	(36,539,410)
Class Y	(1,302,778)	(2,828,344)	(22,471,287)	(46,799,300)
Change in Net Assets from Distributions to Shareholders	(12,102,104)	(33,248,852)	(50,835,239)	(86,030,284)
Change in Net Assets from Capital Transactions	(18,470,484)	703,719	(287,356,265)	(522,647,037)

Total Change in Net Assets	(9,540,451)	(3,447,807)	(274,348,553)	(492,464,283)

Net Assets:
Beginning of year	227,432,172	230,879,979	1,125,217,816	1,617,682,099
End of year	$217,891,721	$227,432,172	$850,869,263	$1,125,217,816

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$5,875,649	$8,330,431	$1,348,514	$1,481,597
Reinvested distributions	2,143,319	8,386,067	1,825,498	2,576,216
Payments for shares redeemed	(28,240,124)	(16,031,148)	(7,912,417)	(12,019,780)
Change in Net Assets from Investor Share Transactions	(20,221,156)	685,350	(4,738,405)	(7,961,967)
Class I
Proceeds from shares sold	42,996,258	22,644,726	26,306,907	35,195,691
Reinvested distributions	7,843,655	19,393,644	18,574,771	26,282,937
Payments for shares redeemed	(50,663,997)	(43,642,301)	(80,426,792)	(366,489,088)
Change in Net Assets from Class I Share Transactions	175,916	(1,603,931)	(35,545,114)	(305,010,460)
Class Y
Proceeds from shares sold	55,272,681	3,500,001	230,972,307	98,905,584
Reinvested distributions	1,163,202	2,663,658	22,310,659	46,272,988
Payments for shares redeemed	(54,861,127)	(4,541,359)	(500,355,712)	(354,853,182)
Change in Net Assets from Class Y Share Transactions	1,574,756	1,622,300	(247,072,746)	(209,674,610)
Change in Net Assets from Capital Transactions	$(18,470,484)	$703,719	$(287,356,265)	$(522,647,037)

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	252,985	340,247	52,701	56,433
Reinvested	87,411	340,672	69,543	96,394
Redeemed	(1,242,073)	(647,876)	(309,793)	(457,714)
Change in Shares Outstanding	(901,677)	33,043	(187,549)	(304,887)
Class I
Issued	1,807,660	891,096	1,032,564	1,343,708
Reinvested	306,887	759,847	700,934	977,485
Redeemed	(2,219,106)	(1,700,250)	(3,151,831)	(13,587,193)
Change in Shares Outstanding	(104,559)	(49,307)	(1,418,333)	(11,266,000)
Class Y
Issued	2,214,541	131,135	8,619,352	3,708,212
Reinvested	45,302	104,055	838,746	1,716,333
Redeemed	(2,181,343)	(177,645)	(19,367,782)	(13,337,814)
Change in Shares Outstanding	78,500	57,545	(9,909,684)	(7,913,269)
Change in Total Shares Outstanding	(927,736)	41,281	(11,515,566)	(19,484,156)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
From Operations
Net investment income	$1,032,746	$1,770,258	$104,426,089	$131,236,342
Net realized gains on investment transactions	42,694,935	19,490,418	1,175,954,445	1,144,867,461
Net change in unrealized appreciation (depreciation) on investments	(31,464,666)	(4,326,783)	(861,677,841)	(260,844,074)
Change in Net Assets from Operations	12,263,015	16,933,893	418,702,693	1,015,259,729

Distributions to Shareholders
Investor	(541,313)	(334,463)	(13,863,956)	(28,852,919)
Class I	(11,337,473)	(11,733,887)	(238,632,955)	(548,339,563)
Class Y	(641,772)	(701,120)	(134,197,868)	(281,059,767)
Change in Net Assets from Distributions to Shareholders	(12,520,558)	(12,769,470)	(386,694,779)	(858,252,249)
Change in Net Assets from Capital Transactions	(69,765,415)	(19,995,534)	(2,369,854,303)	54,612,256

Total Change in Net Assets	(70,022,958)	(15,831,111)	(2,337,846,389)	211,619,736

Net Assets:
Beginning of year	146,687,204	162,518,315	8,623,547,476	8,411,927,740
End of year	$76,664,246	$146,687,204	$6,285,701,087	$8,623,547,476

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$61,173	$163,755	$31,766,687	$29,534,931
Reinvested distributions	522,279	322,866	11,116,434	23,754,622
Payments for shares redeemed	(1,029,705)	(1,018,107)	(103,856,212)	(100,078,949)
Change in Net Assets from Investor Share Transactions	(446,253)	(531,486)	(60,973,091)	(46,789,396)
Class I
Proceeds from shares sold	10,920,261	13,221,842	896,575,790	992,185,693
Reinvested distributions	11,013,636	11,552,594	205,392,068	457,854,992
Payments for shares redeemed	(86,495,799)	(43,916,397)	(2,720,081,380)	(1,262,357,692)
Change in Net Assets from Class I Share Transactions	(64,561,902)	(19,141,961)	(1,618,113,522)	187,682,993
Class Y
Proceeds from shares sold	24,139,862	1,505,262	1,531,745,078	376,363,202
Reinvested distributions	472,008	701,120	126,469,876	262,559,659
Payments for shares redeemed	(29,369,130)	(2,528,469)	(2,348,982,644)	(725,204,202)
Change in Net Assets from Class Y Share Transactions	(4,757,260)	(322,087)	(690,767,690)	(86,281,341)
Change in Net Assets from Capital Transactions	$(69,765,415)	$(19,995,534)	$(2,369,854,303)	$54,612,256

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	3,640	9,205	967,693	866,162
Reinvested	32,194	18,502	344,489	711,511
Redeemed	(59,630)	(58,748)	(3,158,255)	(2,914,863)
Change in Shares Outstanding	(23,796)	(31,041)	(1,846,073)	(1,337,190)
Class I
Issued	650,318	742,399	27,314,046	29,024,228
Reinvested	679,061	662,590	6,333,216	13,662,760
Redeemed	(5,023,416)	(2,485,818)	(82,302,133)	(36,833,667)
Change in Shares Outstanding	(3,694,037)	(1,080,829)	(48,654,871)	5,853,321
Class Y
Issued	1,369,603	85,294	46,013,877	10,998,328
Reinvested	28,914	40,079	3,892,197	7,825,617
Redeemed	(1,691,776)	(142,193)	(70,519,295)	(20,924,053)
Change in Shares Outstanding	(293,259)	(16,820)	(20,613,221)	(2,100,108)
Change in Total Shares Outstanding	(4,011,092)	(1,128,690)	(71,114,165)	2,416,023

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
From Operations
Net investment income	$5,371,859	$4,830,404	$35,763,165	$40,246,532
Net realized gains on investment transactions	121,433,563	50,697,503	176,968,659	165,692,507
Net realized losses on closed short positions	—	—	(45,963,903)	(43,520,658)
Net change in unrealized appreciation (depreciation) on investments	(54,632,874)	6,294,539	118,506,803	92,614,814
Net change in unrealized appreciation (depreciation) on short positions	—	—	64,787,458	(80,597,112)
Change in Net Assets from Operations	72,172,548	61,822,446	350,062,182	174,436,083

Distributions to Shareholders
Investor	(2,786,181)	(2,780,514)	(1,653,388)	(10,412,201)
Class I	(37,420,704)	(30,303,954)	(33,554,132)	(133,429,735)
Class Y	(5,655,351)	(4,318,216)	(2,036,984)	(9,155,159)
Change in Net Assets from Distributions to Shareholders	(45,862,236)	(37,402,684)	(37,244,504)	(152,997,095)
Change in Net Assets from Capital Transactions	(27,958,526)	86,704,351	347,843,988	(63,092,181)

Total Change in Net Assets	(1,648,214)	111,124,113	660,661,666	(41,653,193)

Net Assets:
Beginning of year	580,795,635	469,671,522	1,683,820,447	1,725,473,640
End of year	$579,147,421	$580,795,635	$2,344,482,113	$1,683,820,447

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$6,991,759	$17,649,126	$9,420,638	$7,945,007
Reinvested distributions	2,227,587	2,555,775	1,479,902	9,442,292
Payments for shares redeemed	(18,543,323)	(9,735,762)	(25,177,509)	(25,868,643)
Change in Net Assets from Investor Share Transactions	(9,323,977)	10,469,139	(14,276,969)	(8,481,344)
Class I
Proceeds from shares sold	83,974,574	160,455,644	732,378,134	223,890,513
Reinvested distributions	34,888,339	28,051,464	29,150,803	111,573,196
Payments for shares redeemed	(142,207,001)	(128,457,731)	(424,963,864)	(435,167,094)
Change in Net Assets from Class I Share Transactions	(23,344,088)	60,049,377	336,565,073	(99,703,385)
Class Y
Proceeds from shares sold	122,793,364	26,280,363	186,969,856	54,256,611
Reinvested distributions	5,579,491	4,255,497	1,262,907	6,004,471
Payments for shares redeemed	(123,663,316)	(14,350,025)	(162,676,879)	(15,168,534)
Change in Net Assets from Class Y Share Transactions	4,709,539	16,185,835	25,555,884	45,092,548
Change in Net Assets from Capital Transactions	$(27,958,526)	$86,704,351	$347,843,988	$(63,092,181)

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	290,222	728,255	332,164	284,383
Reinvested	89,268	104,832	48,280	354,064
Redeemed	(789,153)	(405,501)	(908,071)	(923,358)
Change in Shares Outstanding	(409,663)	427,586	(527,627)	(284,911)
Class I
Issued	3,479,368	6,542,849	25,043,275	7,766,697
Reinvested	1,370,347	1,132,001	913,962	4,019,946
Redeemed	(5,820,405)	(5,262,191)	(14,575,652)	(15,012,176)
Change in Shares Outstanding	(970,690)	2,412,659	11,381,585	(3,225,533)
Class Y
Issued	4,791,845	1,029,628	6,007,381	1,804,215
Reinvested	217,663	170,632	39,312	214,858
Redeemed	(4,846,829)	(584,602)	(5,273,660)	(524,332)
Change in Shares Outstanding	162,679	615,658	773,033	1,494,741
Change in Total Shares Outstanding	(1,217,674)	3,455,903	11,626,991	(2,015,703)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
From Operations
Net investment income	$2,462,425	$2,122,196	$250,882,545	$153,587,973
Net realized gains (losses) on investment transactions	10,394,950	(89,643)	(5,814,451)	6,004,209
Net realized losses on foreign currency transactions	(11,399)	(57,944)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	27,431,509	2,699,451	13,883,446	54,381,490
Change in Net Assets from Operations	40,277,485	4,674,060	258,951,540	213,973,672

Distributions to Shareholders
Investor	(52,876)	(14,833)	(4,848,691)	(2,147,451)
Class I	(4,996,005)	(1,029,452)	(238,249,395)	(149,016,161)
Class Y	(2,422,605)	(1,186,193)	(11,145,359)	(3,525,694)
Change in Net Assets from Distributions to Shareholders	(7,471,486)	(2,230,478)	(254,243,445)	(154,689,306)
Change in Net Assets from Capital Transactions	(12,938,449)	29,740,441	1,419,970,209	1,768,301,851

Total Change in Net Assets	19,867,550	32,184,023	1,424,678,304	1,827,586,217

Net Assets:
Beginning of year	141,412,406	109,228,383	3,441,928,750	1,614,342,533
End of year	$161,279,956	$141,412,406	$4,866,607,054	$3,441,928,750

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$249,647	$630,261	$99,428,554	$44,874,803
Reinvested distributions	52,876	14,833	4,593,730	2,021,758
Payments for shares redeemed	(500,028)	(488,795)	(55,180,533)	(17,614,509)
Change in Net Assets from Investor Share Transactions	(197,505)	156,299	48,841,751	29,282,052
Class I
Proceeds from shares sold	33,325,446	27,393,493	2,506,149,263	2,118,386,882
Reinvested distributions	4,918,770	1,017,806	198,963,722	118,762,693
Payments for shares redeemed	(15,633,844)	(5,712,768)	(1,473,062,659)	(561,622,688)
Change in Net Assets from Class I Share Transactions	22,610,372	22,698,531	1,232,050,326	1,675,526,887
Class Y
Proceeds from shares sold	4,919,054	7,134,373	154,971,515	84,442,769
Reinvested distributions	2,214,801	1,042,265	6,861,589	2,804,531
Payments for shares redeemed	(42,485,171)	(1,291,027)	(22,754,972)	(23,754,388)
Change in Net Assets from Class Y Share Transactions	(35,351,316)	6,885,611	139,078,132	63,492,912
Change in Net Assets from Capital Transactions	$(12,938,449)	$29,740,441	$1,419,970,209	$1,768,301,851

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 109

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	12,737	35,604	9,921,550	4,533,557
Reinvested	2,519	870	459,166	205,196
Redeemed	(27,178)	(27,648)	(5,507,195)	(1,785,662)
Change in Shares Outstanding	(11,922)	8,826	4,873,521	2,953,091
Class I
Issued	1,790,613	1,594,796	249,917,620	214,663,496
Reinvested	233,740	59,556	19,880,261	12,054,217
Redeemed	(799,615)	(321,578)	(146,998,755)	(56,853,042)
Change in Shares Outstanding	1,224,738	1,332,774	122,799,126	169,864,671
Class Y
Issued	258,734	400,800	15,409,514	8,471,795
Reinvested	104,982	60,880	684,457	284,553
Redeemed	(2,138,455)	(71,977)	(2,266,667)	(2,408,582)
Change in Shares Outstanding	(1,774,739)	389,703	13,827,304	6,347,766
Change in Total Shares Outstanding	(561,923)	1,731,303	141,499,951	179,165,528

See accompanying Notes to Financial Statements.

110 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Securitized Total Return Fund	Core Bond Fund
	For the period ended December 31, 2025(A)	For the year ended December 31, 2025	For the year ended December 31, 2024
From Operations
Net investment income	$664,810	$125,259,007	$88,472,321
Net realized gains (losses) on investment transactions	37,838	1,608,646	(1,559,057)
Net change in unrealized appreciation (depreciation) on investments	524,248	51,763,970	(31,110,733)
Change in Net Assets from Operations	1,226,896	178,631,623	55,802,531

Distributions to Shareholders
Investor	(309)	(225,252)	(138,770)
Class I	(409)	(103,133,275)	(78,520,871)
Class Y	(669,823)	(23,298,131)	(10,569,401)
Change in Net Assets from Distributions to Shareholders	(670,541)	(126,656,658)	(89,229,042)
Change in Net Assets from Capital Transactions	30,675,978	1,022,332,631	518,739,597

Total Change in Net Assets	31,232,333	1,074,307,596	485,313,086

Net Assets:
Beginning of period	—	2,004,447,456	1,519,134,370
End of period	$31,232,333	$3,078,755,052	$2,004,447,456

(A)	Fund commenced operations on June 30, 2025.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 111

Diamond Hill Funds
Statements of Changes in Net Assets

	Securitized Total Return Fund	Core Bond Fund
	For the period ended December 31, 2025(A)	For the year ended December 31, 2025	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$15,000	$1,858,466	$3,178,224
Reinvested distributions	309	216,575	131,071
Payments for shares redeemed	—	(1,644,860)	(588,945)
Change in Net Assets from Investor Share Transactions	15,309	430,181	2,720,350
Class I
Proceeds from shares sold	20,437	1,026,400,114	779,019,464
Reinvested distributions	409	90,793,070	70,417,733
Payments for shares redeemed	—	(485,956,857)	(460,809,354)
Change in Net Assets from Class I Share Transactions	20,846	631,236,327	388,627,843
Class Y
Proceeds from shares sold	29,970,000	517,826,094	173,672,300
Reinvested distributions	669,823	12,728,111	6,851,049
Payments for shares redeemed	—	(139,888,082)	(53,131,945)
Change in Net Assets from Class Y Share Transactions	30,639,823	390,666,123	127,391,404
Change in Net Assets from Capital Transactions	$30,675,978	$1,022,332,631	$518,739,597
Share Transactions:
Investor
Issued	1,500	204,815	346,583
Reinvested	30	23,759	14,484
Redeemed	—	(180,167)	(65,394)
Change in Shares Outstanding	1,530	48,407	295,673
Class I
Issued	2,030	113,181,887	86,251,140
Reinvested	40	9,998,798	7,832,870
Redeemed	—	(53,585,746)	(51,336,282)
Change in Shares Outstanding	2,070	69,594,939	42,747,728
Class Y
Issued	2,970,643	57,355,599	19,289,792
Reinvested	65,223	1,399,107	761,153
Redeemed	—	(15,462,082)	(5,849,870)
Change in Shares Outstanding	3,035,866	43,292,624	14,201,075
Change in Total Shares Outstanding	3,039,466	112,935,970	57,244,476

(A)	Fund commenced operations on June 30, 2025.

See accompanying Notes to Financial Statements.

112 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Plus Bond Fund
	For the year ended December 31, 2025	For the period ended December 31, 2024 (A)
From Operations
Net investment income	$3,190,237	$280,681
Net realized losses on investment transactions	(41,373)	(33,230)
Net change in unrealized appreciation (depreciation) on investments	2,077,663	(473,693)
Change in Net Assets from Operations	5,226,527	(226,242)

Distributions to Shareholders
Investor	(1,011)	(118)
Class I	(1,431,713)	(965)
Class Y	(1,777,108)	(280,351)
Change in Net Assets from Distributions to Shareholders	(3,209,832)	(281,434)
Change in Net Assets from Capital Transactions	59,531,740	36,172,253

Total Change in Net Assets	61,548,435	35,664,577

Net Assets:
Beginning of period	35,664,577	—
End of period	$97,213,012	$35,664,577

Capital Transactions
Investor
Proceeds from shares sold	$2,402	$20,819
Reinvested distributions	1,011	118
Payments for shares redeemed	—	—
Change in Net Assets from Investor Share Transactions	3,413	20,937
Class I
Proceeds from shares sold	57,968,997	245,000
Reinvested distributions	639,199	965
Payments for shares redeemed	(2,292,839)	—
Change in Net Assets from Class I Share Transactions	56,315,357	245,965
Class Y
Proceeds from shares sold	1,635,538	35,625,000
Reinvested distributions	1,777,108	280,351
Payments for shares redeemed	(199,676)	—
Change in Net Assets from Class Y Share Transactions	3,212,970	35,905,351
Change in Net Assets from Capital Transactions	$59,531,740	$36,172,253

(A)	Represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 113

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Plus Bond Fund
	For the year ended December 31, 2025	For the year ended December 31, 2024 (A)
Share Transactions:
Investor
Issued	240	2,086
Reinvested	101	12
Redeemed	—	—
Change in Shares Outstanding	341	2,098
Class I
Issued	5,790,791	24,701
Reinvested	62,873	98
Redeemed	(225,977)	—
Change in Shares Outstanding	5,627,687	24,799
Class Y
Issued	160,939	3,565,513
Reinvested	176,519	28,264
Redeemed	(19,615)	—
Change in Shares Outstanding	317,843	3,593,777
Change in Total Shares Outstanding	5,945,871	3,620,674

(A)	Represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

See accompanying Notes to Financial Statements.

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 115

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2025	$23.01	0.14	2.52	2.66	—
For the year ended December 31, 2024	$23.55	0.09	3.07	3.16	(1.18)
For the year ended December 31, 2023	$25.06	0.24	5.49	5.73	(0.63)
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)

Class I
For the year ended December 31, 2025	$23.87	0.21	2.63	2.84	(0.04)
For the year ended December 31, 2024	$24.30	0.17	3.17	3.34	(1.25)
For the year ended December 31, 2023	$25.67	0.33	5.61	5.94	(0.70)
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)

Class Y
For the year ended December 31, 2025	$23.95	0.23	2.65	2.88	(0.07)
For the year ended December 31, 2024	$24.38	0.20	3.17	3.37	(1.28)
For the year ended December 31, 2023	$25.72	0.36	5.65	6.01	(0.74)
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

116 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(B)

(1.41)	(1.41)	$24.26	11.48%	$43,472	1.28%	0.61%	57	%(C)
(2.52)	(3.70)	$23.01	12.88%	$61,972	1.26%	0.38%	43%
(6.61)	(7.24)	$23.55	22.94%	$62,642	1.26%	0.88%	41%
(4.40)	(4.55)	$25.06	(15.02)%	$79,634	1.26%	0.34%	37	%(C)
(5.98)	(6.05)	$34.73	32.45%	$123,975	1.26%	0.20%	20%

(1.41)	(1.45)	$25.26	11.84%	$151,786	0.99%	0.87%	57	%(C)
(2.52)	(3.77)	$23.87	13.22%	$145,953	0.97%	0.67%	43%
(6.61)	(7.31)	$24.30	23.22%	$149,790	0.97%	1.19%	41%
(4.40)	(4.64)	$25.67	(14.77)%	$187,656	0.97%	0.57%	37	%(C)
(5.98)	(6.16)	$35.44	32.83%	$391,856	0.97%	0.52%	20%

(1.41)	(1.48)	$25.35	11.96%	$22,633	0.87%	0.94%	57	%(C)
(2.52)	(3.80)	$23.95	13.31%	$19,507	0.85%	0.78%	43%
(6.61)	(7.35)	$24.38	23.47%	$18,448	0.85%	1.29%	41%
(4.40)	(4.67)	$25.72	(14.64)%	$18,592	0.85%	0.69%	37	%(C)
(5.98)	(6.20)	$35.49	32.98%	$52,704	0.85%	0.59%	20%

(C)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 117

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2025	$25.43	0.14	1.99	2.13	—
For the year ended December 31, 2024	$25.35	0.18	1.87	2.05	(0.25)
For the year ended December 31, 2023	$23.04	0.15	2.42	2.57	(0.07)
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)

Class I
For the year ended December 31, 2025	$25.59	0.21	2.01	2.22	—
For the year ended December 31, 2024	$25.48	0.26	1.89	2.15	(0.32)
For the year ended December 31, 2023	$23.31	0.26	2.42	2.68	(0.32)
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)

Class Y
For the year ended December 31, 2025	$25.65	0.24	2.02	2.26	—
For the year ended December 31, 2024	$25.55	0.30	1.88	2.18	(0.36)
For the year ended December 31, 2023	$23.37	0.29	2.43	2.72	(0.35)
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2024 through 2021.

118 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(B)	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(1.59)	(1.59)	$25.97	8.33%	$32,561	1.22%	1.22%	0.55%	44	%(D)
(1.72)	(1.97)	$25.43	7.78%	$36,660	1.21%	1.21%	0.69%	22	%(D)
(0.19)	(0.26)	$25.35	11.12%	$44,270	1.21%	1.21%	0.63%	16	%(D)
(1.03)	(1.15)	$23.04	(13.86)%	$163,974	1.21%	1.21%	0.45%	25	%(D)
(1.50)	(1.55)	$28.06	30.78%	$208,110	1.20%	1.21%	0.18%	14%

(1.59)	(1.59)	$26.22	8.63%	$447,534	0.93%	0.93%	0.84%	44	%(D)
(1.72)	(2.04)	$25.59	8.11%	$473,097	0.92%	0.92%	0.98%	22	%(D)
(0.19)	(0.51)	$25.48	11.47%	$758,160	0.92%	0.92%	1.07%	16	%(D)
(1.03)	(1.22)	$23.31	(13.62)%	$813,600	0.92%	0.92%	0.74%	25	%(D)
(1.50)	(1.63)	$28.38	31.14%	$1,059,287	0.91%	0.92%	0.45%	14%

(1.59)	(1.59)	$26.32	8.76%	$370,775	0.81%	0.81%	0.93%	44	%(D)
(1.72)	(2.08)	$25.65	8.23%	$615,460	0.80%	0.80%	1.11%	22	%(D)
(0.19)	(0.54)	$25.55	11.62%	$815,252	0.80%	0.80%	1.21%	16	%(D)
(1.03)	(1.25)	$23.37	(13.51)%	$924,744	0.80%	0.80%	0.87%	25	%(D)
(1.50)	(1.66)	$28.45	31.24%	$1,011,010	0.79%	0.80%	0.59%	14%

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 119

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$16.67	0.12	2.08	2.20
For the year ended December 31, 2024	$16.37	0.14	1.63	1.77
For the year ended December 31, 2023	$15.33	0.08	1.32	1.40
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41

Class I
For the year ended December 31, 2025	$16.63	0.17	2.07	2.24
For the year ended December 31, 2024	$16.33	0.19	1.63	1.82
For the year ended December 31, 2023	$15.39	0.14	1.31	1.45
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48

Class Y
For the year ended December 31, 2025	$16.69	0.18	2.11	2.29
For the year ended December 31, 2024	$16.39	0.21	1.64	1.85
For the year ended December 31, 2023	$15.43	0.16	1.33	1.49
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

120 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(B)

(0.18)	(2.71)	(2.89)	$15.98	13.10%	$3,453	1.08%	0.67%	33	%(C)
(0.15)	(1.32)	(1.47)	$16.67	10.50%	$3,998	1.06%	0.81%	19%
(0.04)	(0.32)	(0.36)	$16.37	9.14%	$4,435	1.06%	0.48%	22%
(0.10)	(0.66)	(0.76)	$15.33	(13.66)%	$23,932	1.06%	0.46%	19	%(C)
(0.06)	—	(0.06)	$18.62	30.87%	$33,006	1.06%	0.30%	12%

(0.22)	(2.71)	(2.93)	$15.94	13.37%	$70,105	0.79%	0.98%	33	%(C)
(0.20)	(1.32)	(1.52)	$16.63	10.83%	$134,555	0.77%	1.10%	19%
(0.19)	(0.32)	(0.51)	$16.33	9.44%	$149,820	0.77%	0.90%	22%
(0.15)	(0.66)	(0.81)	$15.39	(13.39)%	$150,772	0.77%	0.75%	19	%(C)
(0.11)	—	(0.11)	$18.69	31.29%	$229,696	0.77%	0.60%	12%

(0.25)	(2.71)	(2.96)	$16.02	13.63%	$3,106	0.67%	1.00%	33	%(C)
(0.23)	(1.32)	(1.55)	$16.69	10.93%	$8,134	0.65%	1.21%	19%
(0.21)	(0.32)	(0.53)	$16.39	9.65%	$8,263	0.65%	0.99%	22%
(0.17)	(0.66)	(0.83)	$15.43	(13.31)%	$12,528	0.65%	0.86%	19	%(C)
(0.13)	—	(0.13)	$18.74	31.41%	$23,739	0.65%	0.69%	12%

(C)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 121

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$32.23	0.33	1.39	1.72
For the year ended December 31, 2024	$31.72	0.40	3.44	3.84
For the year ended December 31, 2023	$28.86	0.35	3.49	3.84
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66

Class I
For the year ended December 31, 2025	$32.30	0.42	1.41	1.83
For the year ended December 31, 2024	$31.80	0.51	3.43	3.94
For the year ended December 31, 2023	$29.04	0.44	3.52	3.96
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80

Class Y
For the year ended December 31, 2025	$32.33	0.46	1.40	1.86
For the year ended December 31, 2024	$31.82	0.55	3.44	3.99
For the year ended December 31, 2023	$29.06	0.48	3.52	4.00
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

122 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(B)

(0.06)	(1.87)	(1.93)	$32.02	5.33%	$233	0.97%	1.00%	45	%(C)
(0.38)	(2.95)	(3.33)	$32.23	11.83%	$294	0.96%	1.16%	36	%(C)
(0.24)	(0.74)	(0.98)	$31.72	13.31%	$332	0.96%	1.16%	22%
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%	$777	0.96%	0.87%	38	%(C)
(0.21)	(2.37)	(2.58)	$35.50	25.42%	$987	0.96%	0.68%	22	%(C)

(0.16)	(1.87)	(2.03)	$32.10	5.65%	$3,904	0.68%	1.28%	45	%(C)
(0.49)	(2.95)	(3.44)	$32.30	12.11%	$5,500	0.67%	1.46%	36	%(C)
(0.46)	(0.74)	(1.20)	$31.80	13.66%	$5,228	0.67%	1.47%	22%
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%	$5,417	0.67%	1.16%	38	%(C)
(0.31)	(2.37)	(2.68)	$35.69	25.75%	$8,168	0.67%	0.97%	22	%(C)

(0.21)	(1.87)	(2.08)	$32.11	5.74%	$2,149	0.56%	1.41%	45	%(C)
(0.53)	(2.95)	(3.48)	$32.33	12.26%	$2,829	0.55%	1.57%	36	%(C)
(0.50)	(0.74)	(1.24)	$31.82	13.78%	$2,852	0.55%	1.60%	22%
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%	$2,296	0.55%	1.28%	38	%(C)
(0.35)	(2.37)	(2.72)	$35.72	25.89%	$3,205	0.55%	1.09%	22	%(C)

(C)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 123

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$23.43	0.16	2.97	3.13
For the year ended December 31, 2024	$22.11	0.14	2.74	2.88
For the year ended December 31, 2023	$17.03	0.05	5.09	5.14
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95

Class I
For the year ended December 31, 2025	$23.82	0.23	3.02	3.25
For the year ended December 31, 2024	$22.44	0.22	2.78	3.00
For the year ended December 31, 2023	$17.28	0.11	5.17	5.28
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10

Class Y
For the year ended December 31, 2025	$23.95	0.26	3.04	3.30
For the year ended December 31, 2024	$22.55	0.25	2.80	3.05
For the year ended December 31, 2023	$17.36	0.12	5.20	5.32
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

124 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

(0.16)	(1.85)	(2.01)	$24.55	13.29%	$35,749	1.17%	0.65%	50	%(C)
(0.14)	(1.42)	(1.56)	$23.43	12.79%	$43,724	1.16%	0.61%	44%
(0.05)	(0.01)	(0.06)	$22.11	30.19%	$31,797	1.16%	0.26%	60%
—	(0.69)	(0.69)	$17.03	(17.44)%	$28,808	1.16%	(0.09)%	78	%(C)
(0.17)	(2.77)	(2.94)	$21.44	32.91%	$31,064	1.16%	0.44%	55%

(0.23)	(1.85)	(2.08)	$24.99	13.58%	$469,376	0.88%	0.95%	50	%(C)
(0.20)	(1.42)	(1.62)	$23.82	13.13%	$470,437	0.87%	0.90%	44%
(0.11)	(0.01)	(0.12)	$22.44	30.56%	$389,017	0.87%	0.59%	60%
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%	$238,051	0.87%	0.21%	78	%(C)
(0.20)	(2.77)	(2.97)	$21.73	33.39%	$232,051	0.87%	0.61%	55%

(0.26)	(1.85)	(2.11)	$25.14	13.72%	$74,022	0.76%	1.05%	50	%(C)
(0.23)	(1.42)	(1.65)	$23.95	13.28%	$66,634	0.75%	1.02%	44%
(0.12)	(0.01)	(0.13)	$22.55	30.69%	$48,858	0.75%	0.66%	60%
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%	$57,091	0.75%	0.27%	78	%(C)
(0.22)	(2.77)	(2.99)	$21.82	33.55%	$120,283	0.75%	0.64%	55%

(C)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 125

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2025	$26.10	0.43	4.47	4.90	(0.41)
For the year ended December 31, 2024	$25.99	0.55	2.04	2.59	(0.58)
For the year ended December 31, 2023	$24.12	0.47	2.44	2.91	(0.53)
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—

Class I
For the year ended December 31, 2025	$27.14	0.53	4.66	5.19	(0.50)
For the year ended December 31, 2024	$26.93	0.66	2.11	2.77	(0.66)
For the year ended December 31, 2023	$24.96	0.57	2.52	3.09	(0.61)
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—

Class Y
For the year ended December 31, 2025	$27.32	0.57	4.69	5.26	(0.53)
For the year ended December 31, 2024	$27.10	0.69	2.13	2.82	(0.70)
For the year ended December 31, 2023	$25.11	0.61	2.53	3.14	(0.64)
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Investor, 1.07% for Class I, and 0.95% for Class Y for the year ended December 31, 2025.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 and 2021.

126 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000,000’s)	Ratio of total net expenses to average net assets(B)	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(D)(E)

(0.02)	(0.43)	$30.57	18.76%	$120	1.68%	1.68%	1.52%	67	%(F)
(1.90)	(2.48)	$26.10	9.94%	$116	1.75%	1.75%	1.96%	46%
(0.51)	(1.04)	$25.99	12.12%	$123	1.78%	1.78%	1.89%	41%
(1.13)	(1.22)	$24.12	(8.74)%	$127	1.78%	1.78%	0.30%	61%
(3.00)	(3.00)	$27.76	19.03%	$168	1.92%	1.93%	(0.38)%	33%

(0.02)	(0.52)	$31.81	19.10%	$2,082	1.39%	1.39%	1.81%	67	%(F)
(1.90)	(2.56)	$27.14	10.26%	$1,468	1.46%	1.46%	2.26%	46%
(0.51)	(1.12)	$26.93	12.40%	$1,544	1.49%	1.49%	2.18%	41%
(1.13)	(1.30)	$24.96	(8.45)%	$1,604	1.49%	1.49%	0.61%	61%
(3.00)	(3.00)	$28.68	19.40%	$1,792	1.63%	1.64%	(0.08)%	33%

(0.02)	(0.55)	$32.03	19.24%	$142	1.27%	1.27%	1.93%	67	%(F)
(1.90)	(2.60)	$27.32	10.38%	$100	1.34%	1.34%	2.34%	46%
(0.51)	(1.15)	$27.10	12.55%	$59	1.37%	1.37%	2.34%	41%
(1.13)	(1.33)	$25.11	(8.36)%	$22	1.37%	1.37%	0.68%	61%
(3.00)	(3.00)	$28.85	19.55%	$37	1.51%	1.52%	0.08%	33%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)

The portfolio turnover rate for 2025, 2024, 2023, 2022 and 2021 would have been 49%(F), 34%, 40%, 46% and 30%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 127

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$17.06	0.22	4.53	4.75
For the year ended December 31, 2024	$16.68	0.22	0.37	0.59
For the year ended December 31, 2023	$14.28	0.21	2.34	2.55
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90

Class I
For the year ended December 31, 2025	$17.09	0.28	4.55	4.83
For the year ended December 31, 2024	$16.70	0.27	0.38	0.65
For the year ended December 31, 2023	$14.29	0.26	2.33	2.59
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95

Class Y
For the year ended December 31, 2025	$17.12	0.33	4.53	4.86
For the year ended December 31, 2024	$16.73	0.29	0.38	0.67
For the year ended December 31, 2023	$14.30	0.29	2.33	2.62
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

128 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(B)

(0.71)	(0.23)	(0.94)	$20.87	27.87%	$1,214	1.15%	1.15%	51%
(0.21)	—	(0.21)	$17.06	3.56%	$1,196	1.14%	1.23%	29%
(0.15)	—	(0.15)	$16.68	17.88%	$1,022	1.14%	1.30%	21%
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%	$267	1.15%	1.13%	21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%	$449	1.13%	2.20%	33%

(0.77)	(0.23)	(1.00)	$20.92	28.27%	$108,204	0.86%	1.43%	51%
(0.26)	—	(0.26)	$17.09	3.92%	$67,472	0.85%	1.53%	29%
(0.18)	—	(0.18)	$16.70	18.12%	$43,664	0.85%	1.64%	21%
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%	$10,729	0.86%	1.35%	21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%	$9,010	0.84%	2.43%	33%

(0.78)	(0.23)	(1.01)	$20.97	28.44%	$51,862	0.74%	1.71%	51%
(0.28)	—	(0.28)	$17.12	4.03%	$72,744	0.73%	1.64%	29%
(0.19)	—	(0.19)	$16.73	18.30%	$64,543	0.73%	1.81%	21%
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%	$40,603	0.74%	1.48%	21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%	$46,129	0.72%	2.74%	33%

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 129

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$9.95	0.57	0.04	0.61
For the year ended December 31, 2024	$9.68	0.60	0.26	0.86
For the year ended December 31, 2023	$9.42	0.51	0.26	0.77
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24

Class I
For the year ended December 31, 2025	$9.95	0.60	0.04	0.64
For the year ended December 31, 2024	$9.69	0.63	0.25	0.88
For the year ended December 31, 2023	$9.41	0.54	0.28	0.82
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27

Class Y
For the year ended December 31, 2025	$9.97	0.62	0.02	0.64
For the year ended December 31, 2024	$9.70	0.64	0.26	0.90
For the year ended December 31, 2023	$9.42	0.55	0.28	0.83
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

130 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(B)

(0.58)	—		(0.58)	$9.98	6.22%	$104	0.81%	5.69%	37%
(0.59)	—		(0.59)	$9.95	9.14%	$55	0.81%	6.09%	49%
(0.51)	—		(0.51)	$9.68	8.38%	$25	0.81%	5.32%	38%
(0.32)	—		(0.32)	$9.42	(3.57)%	$29	0.81%	3.23%	41%
(0.23)	(0.00	)(C)	(0.23)	$10.10	2.42%	$40	0.81%	2.26%	48%

(0.60)	—		(0.60)	$9.99	6.60%	$4,511	0.52%	5.98%	37%
(0.62)	—		(0.62)	$9.95	9.33%	$3,274	0.52%	6.38%	49%
(0.54)	—		(0.54)	$9.69	8.91%	$1,541	0.52%	5.63%	38%
(0.35)	—		(0.35)	$9.41	(3.38)%	$1,054	0.52%	3.55%	41%
(0.26)	(0.00	)(C)	(0.26)	$10.10	2.74%	$1,314	0.52%	2.50%	48%

(0.61)	—		(0.61)	$10.00	6.62%	$251	0.40%	6.08%	37%
(0.63)	—		(0.63)	$9.97	9.56%	$113	0.40%	6.50%	49%
(0.55)	—		(0.55)	$9.70	9.03%	$48	0.40%	5.68%	38%
(0.36)	—		(0.36)	$9.42	(3.27)%	$65	0.40%	3.54%	41%
(0.27)	(0.00	)(C)	(0.27)	$10.11	2.85%	$145	0.40%	2.68%	48%

(C)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 131

Securitized Total Return Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Securitized Total Return Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations
Investor
For the period ended December 31, 2025	$10.00	0.21	0.27	0.48

Class I
For the period ended December 31, 2025	$10.00	0.23	0.27	0.50

Class Y
For the period ended December 31, 2025	$10.00	0.23	0.28	0.51

(A)	Inception date of the Fund is June 30, 2025. Fund commenced public offering on July 1, 2025.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

132 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.20)	—	(0.20)	$10.28	4.86	%(D)	$16	1.16	%(E)	4.14	%(E)	12	%(D)

(0.22)	—	(0.22)	$10.28	5.03	%(D)	$21	0.87	%(E)	4.44	%(E)	12	%(D)

(0.23)	—	(0.23)	$10.28	5.08	%(D)	$31,195	0.75	%(E)	4.57	%(E)	12	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 133

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$8.95	0.42	0.19	0.61
For the year ended December 31, 2024	$9.09	0.42	(0.14)	0.28
For the year ended December 31, 2023	$8.92	0.38	0.16	0.54
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)

Class I
For the year ended December 31, 2025	$8.92	0.44	0.19	0.63
For the year ended December 31, 2024	$9.07	0.45	(0.15)	0.30
For the year ended December 31, 2023	$8.90	0.41	0.16	0.57
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)

Class Y
For the year ended December 31, 2025	$8.92	0.45	0.20	0.65
For the year ended December 31, 2024	$9.07	0.46	(0.15)	0.31
For the year ended December 31, 2023	$8.91	0.42	0.15	0.57
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

134 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(B)

(0.40)	—	(0.40)	$9.16	6.95%	$5,075	0.76%	4.55%	18%
(0.42)	—	(0.42)	$8.95	3.17%	$4,525	0.76%	4.70%	24%
(0.37)	—	(0.37)	$9.09	6.20%	$1,910	0.76%	4.25%	20%
(0.24)	—	(0.24)	$8.92	(12.05)%	$3,572	0.76%	2.36%	40%
(0.21)	—	(0.21)	$10.40	(1.24)%	$10,091	0.76%	1.78%	37%

(0.44)	—	(0.44)	$9.11	7.16%	$2,400,558	0.47%	4.83%	18%
(0.45)	—	(0.45)	$8.92	3.40%	$1,727,776	0.47%	5.00%	24%
(0.40)	—	(0.40)	$9.07	6.62%	$1,369,268	0.47%	4.64%	20%
(0.27)	—	(0.27)	$8.90	(11.84)%	$526,372	0.47%	2.93%	40%
(0.24)	—	(0.24)	$10.39	(0.99)%	$330,666	0.47%	2.08%	37%

(0.45)	—	(0.45)	$9.12	7.39%	$673,122	0.35%	4.92%	18%
(0.46)	—	(0.46)	$8.92	3.53%	$272,146	0.35%	5.12%	24%
(0.41)	—	(0.41)	$9.07	6.62%	$147,956	0.35%	4.77%	20%
(0.28)	—	(0.28)	$8.91	(11.63)%	$58,932	0.35%	2.94%	40%
(0.26)	—	(0.26)	$10.39	(0.95)%	$58,668	0.35%	2.21%	37%

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 135

Core Plus Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Plus Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2025	$9.85	0.46	0.29	0.75
For the period ended December 31, 2024	$10.00	0.08	(0.15)	(0.07)

Class I
For the year ended December 31, 2025	$9.85	0.48	0.30	0.78
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

Class Y
For the year ended December 31, 2025	$9.85	0.50	0.30	0.80
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

(A)	Inception date and public offering date of the Fund is October 15, 2024.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

136 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.43)	—	(0.43)	$10.17	7.77%		$25	0.86%		4.49%		50%
(0.08)	—	(0.08)	$9.85	(0.69	)%(D)	$21	0.86	%(E)	4.05	%(E)	13	%(D)

(0.47)	—	(0.47)	$10.16	8.03%		$57,416	0.57%		4.71%		50%
(0.09)	—	(0.09)	$9.85	(0.62	)%(D)	$244	0.57	%(E)	4.36	%(E)	13	%(D)

(0.48)	—	(0.48)	$10.17	8.25%		$39,772	0.45%		4.89%		50%
(0.09)	—	(0.09)	$9.85	(0.61	)%(D)	$35,400	0.45	%(E)	4.50	%(E)	13	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 137

Diamond Hill Funds
Notes to Financial Statements
December 31, 2025

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”), Diamond Hill Securitized Total Return Fund (“Total Return Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”) and Diamond Hill Core Plus Bond Fund (“Core Plus Bond Fund”) are each a diversified series, except for Select Fund which is non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” Other series of the Trust are not included in this report.

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Segment Reporting — Each Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Treasurer of the Funds. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management concludes that there is no impact on the Funds’ financial statements.

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees of the Trust (the “Board”), determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 139

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2025:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$212,133,533	$—	$—	$212,133,533
Registered Investment Companies	52,230,363	—	—	52,230,363
Total	$264,363,896	$—	$—	$264,363,896
Small-Mid Cap Fund
Common Stocks*	$832,856,313	$—	$—	$832,856,313
Registered Investment Companies	97,803,661	—	—	97,803,661
Total	$930,659,974	$—	$—	$930,659,974
Mid Cap Fund
Common Stocks*	$73,282,987	$—	$—	$73,282,987
Registered Investment Companies	8,464,135	—	—	8,464,135
Total	$81,747,122	$—	$—	$81,747,122
Large Cap Fund
Common Stocks*	$6,132,323,923	$—	$—	$6,132,323,923
Registered Investment Companies	192,985,309	—	—	192,985,309
Total	$6,325,309,232	$—	$—	$6,325,309,232
Select Fund
Common Stocks*	$561,926,401	$—	$—	$561,926,401
Registered Investment Companies	29,345,724	—	—	29,345,724
Total	$591,272,125	$—	$—	$591,272,125

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$2,067,046,999	$—	$—	$2,067,046,999
Registered Investment Companies	244,475,750	—	—	244,475,750
Total	$2,311,522,749	$—	$—	$2,311,522,749
International Fund
Common Stocks	$46,151,274	$110,284,724	$—	$156,435,998
Preferred Stocks	1,655,332	—	—	1,655,332
Registered Investment Companies	10,554,960	—	—	10,554,960
Total	$58,361,566	$110,284,724	$—	$168,646,290
Short Duration Fund
Corporate Credit*	$—	$119,214,324	$—	$119,214,324
Securitized*	—	4,172,080,370	—	4,172,080,370
Treasury	—	224,319,257	—	224,319,257
Registered Investment Companies	385,963,259	—	—	385,963,259
Total	$385,963,259	$4,515,613,951	$—	$4,901,577,210
Total Return Fund
Securitized*	$—	$30,153,536	$—	$30,153,536
Registered Investment Companies	1,009,441	—	—	1,009,441
Total	$1,009,441	$30,153,536	$—	$31,162,977
Core Bond Fund
Corporate Credit*	$—	$462,655,457	$—	$462,655,457
Government Related*	—	891,918	—	891,918
Securitized*	—	1,878,937,201	—	1,878,937,201
Treasury	—	657,445,973	—	657,445,973
Registered Investment Companies	120,984,018	—	—	120,984,018
Total	$120,984,018	$2,999,930,549	$—	$3,120,914,567
Core Plus Bond Fund
Corporate Credit*	$—	$19,287,022	$—	$19,287,022
Securitized*	—	57,971,328	—	57,971,328
Treasury	—	19,148,916	—	19,148,916
Registered Investment Companies	2,319,683	—	—	2,319,683
Total	$2,319,683	$96,407,266	$—	$98,726,949
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(732,186,170)	$—	$—	$(732,186,170)
Total	$(732,186,170)	$—	$—	$(732,186,170)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 141

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

There were no transfers into or out of Level 3 for the year or period ended December 31, 2025.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of December 31, 2025, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$64,113,949	$46,400,436	$20,307,898	$66,708,334
Small-Mid Cap Fund	96,261,981	58,793,142	40,728,874	99,522,016
Mid Cap Fund	5,947,579	5,312,253	808,610	6,120,863
Large Cap Fund	89,838,451	54,190,313	38,547,123	92,737,436
Select Fund	32,291,277	12,970,351	20,573,233	33,543,584
Long-Short Fund	5,834,389	5,972,873	—	5,972,873
International Fund	8,899,761	8,674,488	578,642	9,253,130
Short Duration Fund	64,792,941	28,290,868	38,328,550	66,619,418
Total Return Fund	—	—	—	—
Core Bond Fund	112,286,799	43,924,185	72,313,126	116,237,311
Core Plus Bond Fund	8,799,073	1,949,445	7,187,825	9,137,270

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 143

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended December 31, 2025, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Total Return Fund, Core Bond Fund and Core Plus Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the year or period ended December 31, 2025, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$134,183,990	$119,498,537
Small-Mid Cap Fund	398,327,175	528,727,743
Mid Cap Fund	33,458,780	95,691,213
Large Cap Fund	3,508,375,927	4,446,259,652
Select Fund	320,092,430	276,839,898
Long-Short Fund	1,402,198,599	1,203,629,413
International Fund	76,939,508	87,684,818
Short Duration Fund	2,855,156,569	1,385,650,662
Total Return Fund	33,067,497	3,664,318
Core Bond Fund	1,151,060,504	397,963,863
Core Plus Bond Fund	62,764,943	16,528,601

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 145

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

For the year or period ended December 31, 2025, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Short Duration Fund	$76,036,906	$10,005,900
Core Bond Fund	322,858,073	37,901,595
Core Plus Bond Fund	28,658,395	15,576,459

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the year ended December 31, 2025:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$206,396	0.10%
Small-Mid Cap Fund	397,973	0.04%
Mid Cap Fund	32,592	0.03%
Large Cap Fund	1,852,574	0.02%
Select Fund	162,190	0.03%
Long-Short Fund	648,326	0.03%
International Fund	223,265	0.14%

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2025, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Total Return Fund, Core Bond Fund and Core Plus Bond Fund each receive investment management and advisory services from DHCM under the amended and restated investment management agreement between the Trust and the Adviser (the “Management Agreement”) that provides for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35%, 0.70%, 0.30% and 0.40%, respectively, of each Fund’s average daily net assets. The Management Agreement is subject to annual approval by the Board. In addition, the Trust has entered into the amended and restated Administrative and Transfer Agency Services Agreement (the “Administrative Agreement”) pursuant to which DHCM renders administrative, transfer agency, fund accounting and supervisory services to the Funds, and whereby DHCM is paid a fee monthly at an annual rate of 0.21% of each Fund’s average daily net assets of Investor shares, 0.17% of each Fund’s average daily net assets of Class I shares, and 0.05% of each Fund’s average daily net assets of Class Y shares. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, fees and expenses of the custodian, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short),

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

expenses related to conducting shareholders’ meetings and proxy solicitations, extraordinary or non-recurring expenses, and expenses that the Funds are authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

The Funds may invest in one or more Diamond Hill Funds. The Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the year or period ended December 31, 2025, none of the Funds reduced investment advisory fees or invested in other Diamond Hill Funds.

DHCM is a beneficial shareholder of the Total Return Fund at 99.98% and Core Plus Bond Fund at 39.26%.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the Administrative Agreement. The Independent Trustees were paid $692,000 for the Trust in fees during the year or period ended December 31, 2025. In addition, DHCM reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 147

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

The tax character of distributions paid during the years or periods ended December 31, 2025 and 2024 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Mid Cap Fund
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$319,309	$11,419,651	$—	$14,217,359	$1,034,770	$1,683,495
Long-term capital gains	11,782,795	21,829,201	50,835,239	71,812,925	11,485,788	11,085,975
Total distributions	$12,102,104	$33,248,852	$50,835,239	$86,030,284	$12,520,558	$12,769,470

	Large Cap Fund		Select Fund		Long-Short Fund
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$34,788,157	$139,941,955	$5,373,597	$4,783,805	$35,815,362	$40,266,095
Long-term capital gains	351,906,622	718,310,294	40,488,639	32,618,879	1,429,142	112,731,000
Total distributions	$386,694,779	$858,252,249	$45,862,236	$37,402,684	$37,244,504	$152,997,095

	International Fund		Short Duration Fund		Total Return Fund
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
Distributions paid from:
Ordinary income	$5,761,705	$2,230,478	$254,243,445	$154,689,306	$670,541
Long-term capital gains	1,709,781	—	—	—	—
Total distributions	$7,471,486	$2,230,478	$254,243,445	$154,689,306	$670,541

	Core Bond Fund		Core Plus Bond Fund
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$126,656,658	$89,229,042	$3,209,832	$281,434
Long-term capital gains	—	—	—	—
Total distributions	$126,656,658	$89,229,042	$3,209,832	$281,434

The following information was computed on a tax basis for each item as of December 31, 2025:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$56,596,829	$204,858,626	$23,093,576	$945,606,889
Undistributed ordinary income	—	—	—	18,552,540
Post October capital losses	(226,008)	(229,580)	(58,958)	—
Distributable earnings	$56,370,821	$204,629,046	$23,034,618	$964,159,429

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

	Select Fund	Long-Short Fund	International Fund	Short Duration Fund
Net unrealized appreciation on investments	$91,208,266	$780,273,682	$36,167,968	$33,822,968
Undistributed ordinary income	343,584	—	—	126,517
Undistributed capital gains	160,921	1,361,017	4,037,486	—
Accumulated capital and other losses	—	—	(1,394,823)	(20,703,975)
Distributable earnings	$91,712,771	$781,634,699	$38,810,631	$13,245,510

	Total Return Fund	Core Bond Fund	Core Plus Bond Fund
Net unrealized appreciation (depreciation) on investments	$524,248	$(14,496,417)	$1,543,591
Undistributed ordinary income	32,107	—	—
Accumulated capital and other losses	—	(16,909,528)	(33,644)
Distributable earnings (accumulated deficit)	$556,355	$(31,405,945)	$1,509,947

As of December 31, 2025, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$207,767,067	$725,801,348	$58,653,546	$5,379,702,343
Gross unrealized appreciation	62,748,015	226,362,885	24,329,545	1,162,366,172
Gross unrealized depreciation	(6,151,186)	(21,504,259)	(1,235,969)	(216,759,283)
Net unrealized appreciation on investments	$56,596,829	$204,858,626	$23,093,576	$945,606,889

	Select Fund	Long-Short Fund	International Fund	Short Duration Fund
Tax cost of investments	$500,063,859	$799,062,897	$132,478,322	$4,867,754,242
Gross unrealized appreciation	114,347,782	924,383,866	39,947,350	67,754,430
Gross unrealized depreciation	(23,139,516)	(144,110,184)	(3,779,382)	(33,931,462)
Net unrealized appreciation on investments	$91,208,266	$780,273,682	$36,167,968	$33,822,968

	Total Return Fund	Core Bond Fund	Core Plus Bond Fund
Tax cost of investments	$30,638,729	$3,135,410,984	$97,183,358
Gross unrealized appreciation	603,547	42,814,887	1,880,222
Gross unrealized depreciation	(79,299)	(57,311,304)	(336,631)
Net unrealized appreciation (depreciation) on investments	$524,248	$(14,496,417)	$1,543,591

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, defaulted bond income accruals, and Passive Foreign Investment Companies.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 149

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

For the latest tax year ended December 31, 2025, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Short Duration Fund	Core Bond Fund	Core Plus Bond Fund
No expiration - short-term	$10,605,874	$2,732,666	$30,257
No expiration - long-term	10,098,101	14,176,862	3,387
	$20,703,975	$16,909,528	$33,644

During the year ended December 31, 2025, the International Fund utilized $1,336,647 of short-term CLCFs and the Core Bond Fund utilized $90,769 and $1,121,261 of short-term and long-term CLCFs, respectively, to offset current year gains.

Reclassifications of capital accounts – Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions and redemptions in-kind. The following reclassifications have no impact to the net assets or NAV per share of the Funds and are designed to present each Fund’s capital accounts on a tax basis:

	Paid-In Capital	Distributable Earnings (Accumulated Deficit)
Small Cap Fund	$44,225,439	$(44,225,439)
Small-Mid Cap Fund	186,015,690	(186,015,690)
Mid Cap Fund	33,673,307	(33,673,307)
Large Cap Fund	1,239,342,839	(1,239,342,839)
Select Fund	95,519,325	(95,519,325)
Long-Short Fund	122,488,029	(122,488,029)
International Fund	1,707,694	(1,707,694)
Short Duration Fund	—	—
Total Return Fund	—	—
Core Bond Fund	(112,100)	112,100
Core Plus Bond Fund	(301)	301

In-Kind Redemption Transactions

The Funds recognize a gain on in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash) to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share. During the year ended December 31, 2025, the following Funds realized net capital gains resulting from in-kind redemptions:

Fund	Net capital gains
Small Cap Fund	$32,596,997
Small-Mid Cap Fund	138,360,338
Mid Cap Fund	17,020,660
Large Cap Fund	774,324,385
Select Fund	72,385,207
Long-Short Fund	110,007,498

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Core Bond Fund and Core Plus Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 25.0%, 15.0%, 20.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until May 27, 2026, unless extended, when any advances are to be repaid. During the year or period ended December 31, 2025, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. The Funds had no outstanding interfund loans as of December 31, 2025. During the year or period ended December 31, 2025, none of the Funds participated as lenders/borrowers in the Interfund Lending Program.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 151

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

Reflow Redemption Services

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Fund to meet all, or a portion, of daily net shareholder redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the year or period ended December 31, 2025, the fees associated with ReFlow are disclosed in the Statements of Operations within Other fees.

Other Matters

The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and adversely impact the prices and liquidity of the Funds’ investments.

Subsequent Events

The Funds evaluated events from December 31, 2025 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements except for the following:

Effective February 28, 2026, the administration fee will increase from 0.21% to 0.22% of each Fund’s average daily net assets of Investor shares and from 0.17% to 0.18% of each Fund’s average daily net assets of Class I shares.

152 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2025

On December 10, 2025, Diamond Hill Investment Group, Inc. (“Diamond Hill”), First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-ownded subsidiary of First Eagle. Diamond Hill is the parent of DHCM. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

The Management Agreement between the Trust, on behalf of the Funds, and DHCM will automatically terminate upon the closing of the transaction. In order for DHCM to continue to provide investment management services to the Funds after the transaction, shareholders are required by the 1940 Act to approve a new investment management agreement with DHCM.

In anticipation of the transaction described above, the Board of the Trust, including the trustees who are not “interested persons” as that term is defined in the 1940 Act, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of the Trust; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board will be effective upon the closing of the transaction. Three of the current Trustees of the Trust will continue to serve as emeritus trustees after the closing.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Funds or in any Fund’s investment objectives or policies.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 153

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diamond Hill Funds comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Diamond Hill Small Cap Fund,

Diamond Hill Small-Mid Cap Fund,

Diamond Hill Mid Cap Fund,

Diamond Hill Large Cap Fund,

Diamond Hill Select Fund,

Diamond Hill Long-Short Fund,

Diamond Hill International Fund,

Diamond Hill Short Duration Securitized Bond Fund, and

Diamond Hill Core Bond Fund

	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
Diamond Hill Core Plus Bond Fund	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from October 15, 2024 (commencement of operations) through December 31, 2024
Diamond Hill Securitized Total Return Fund	For the period from June 30, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence

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Report of Independent Registered
Public Accounting Firm (Continued)

regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2026

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 155

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year or period ended December 31, 2025 qualify for the corporate dividends received deduction:

Small Cap Fund	24.47%
Small-Mid Cap Fund	0.00%
Mid Cap Fund	100.00%
Large Cap Fund	100.00%
Select Fund	100.00%
Long-Short Fund	49.21%
International Fund	0.00%
Short Duration Fund	0.00%
Total Return Fund	0.00%
Core Bond Fund	0.00%
Core Plus Bond Fund	0.00%

Qualified Dividend Income

The Funds have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2025.

Capital Gain Distribution

For the year ended December 31, 2025, the following Funds designated long-term capital gain distributions:

Small Cap Fund	$21,778,829
Small-Mid Cap Fund	89,337,059
Mid Cap Fund	28,934,105
Large Cap Fund	775,035,619
Select Fund	63,788,957
Long-Short Fund	15,109,306
International Fund	3,417,475

International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The International Fund’s foreign source income per share was $0.4857 and the foreign tax expense per share was $0.0333. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2025 Form 1099-DIV.

156 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

Proxy Voting

A description of the policies and procedures that the Adviser uses to determine how to vote proxies and information regarding how the Funds voted proxies for the twelve-month period ended June 30 are available without charge, upon request, by (i) calling 1-888-226-5595; (ii) visiting the Funds’ website at https://www.diamond-hill.com/investment-strategies/documents/funds/; or (iii) referring to the SEC’s website at www.sec.gov.

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). In approving the Management Agreement, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 23, 2025, and August 21, 2025, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 157

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

value-based approach to investment. The Board considered the Adviser’s experience and the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Board also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Board reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Board noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives and reviews detailed performance information for each Fund at its regularly scheduled meetings. In connection with the consideration of the Management Agreement, the Board reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31 and June 30, 2025. The Board concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Board noted that the contractual fee rate for each Fund under the Management Agreement generally was in line with or below the median rates of the applicable Fund’s peer group.

d)

Reasonableness of Total Expenses. The Board noted that with the exception of Investor Class shares of three Funds, Class I shares of two Funds and Class Y shares of two Funds, the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the average total expenses of comparable funds within each Fund’s applicable expense universe.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Board reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Board observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Board considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Board observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Board discussed that the Adviser is also the administrator to the Funds and the Board reviewed a separate profitability analysis relating to the administrative services provided to the Funds. The Board noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Board reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms

158 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors.

h)

Ancillary Benefits. The Board considered ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board noted that, as administrator to the Funds, the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Board.

i)

Large Cap Concentrated ETF. The Board reviewed a memorandum outlining the proposed fees for the Large Cap Concentrated ETF, a series of the Trust. The Adviser noted the proposed Fund fees and expenses are in line with the peer group average and median management fee. In light of and in reliance on the materials discussed above for the other funds in the Trust, the Board determined that the Management Agreement was fair and reasonable, that the fee received by the Adviser for managing the Large Cap Concentrated ETF was reasonable in light of the services provided to the fund and the benefits received by the Adviser.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

Approval of a New Investment Management Agreement

At meetings held on July 23, 2025 and August 21, 2025, the Board unanimously renewed the current Management Agreement. The Adviser is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. (“Diamond Hill Group”). Diamond Hill Group, First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holdings, Inc., a wholly-owned subsidiary of First Eagle (“Merger Sub”), have entered into an agreement and plan of merger pursuant to which Merger Sub will merge with and into Diamond Hill Group with Diamond Hill Group surviving as a wholly-owned subsidiary of First Eagle (the “Transaction”). The current Management Agreement will automatically terminate as a result of a change in the ownership of the Adviser.

In anticipation of the Transaction, the Board met with First Eagle on January 5, 2026. Among various topics, the Board discussed Diamond Hill’s view that continuation of Adviser’s services without interruption under the new Management Agreement was desirable and appropriate and in the best interests of the Funds and their shareholders. The Board met with representatives from Diamond Hill and legal counsel on January 14, 2026. At that meeting the Board voted unanimously to approve the new Management Agreement, to become effective upon the closing of the Transaction, and determined to recommend approval of the new Management Agreement to shareholders of each Fund. The terms of the new Management Agreement are identical in all material respects to the terms of the current

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Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

Management Agreement, except for the dates of commencement and renewal. The Adviser will continue to serve the Funds with no change in the portfolio managers, each Fund’s investment objectives and policies, the services provided to the Funds, or the fees charged for the services.

The Board’s determination to approve the new Management Agreement followed its consideration of various factors and review of written materials provided by Diamond Hill and First Eagle, including information relating to the Transaction. The Board also reviewed information that it had received in connection with the renewal of the current Management Agreement on August 21, 2025. That information included comprehensive fee, expense and performance information, including information comparing each Fund’s expenses and performance to peer funds and benchmarks. In concluding to approve the new Management Agreement, the Board discussed the following factors:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board reviewed similar information provided by First Eagle. The Board considered the nature, extent and quality of the services provided by the Adviser under the current Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Board observed continuity in Diamond Hill’s investment personnel. The Board noted that there was expected to be no changes to the nature, extent and quality of services provided by the Adviser under the new Management Agreement. The Board considered the Adviser’s experience and the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Board also noted the non-investment resources, infrastructure and personnel that would be available to the Funds after the Transaction, including additional personnel in operations, finance, risk management, fund administration, shareholder servicing, legal, compliance, technology, and cybersecurity functions. The Board considered any changes under the new Management Agreement, noting no change in the investment teams managing the Funds. The Board also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Board reviewed information related to the compensation structure for portfolio managers and other key investment personnel, noting any changes anticipated after the closing of the Transaction. Finally, the Board noted that the Adviser would continue to provide administrative services to the Funds under the Administration Agreement, although the Board did note the possibility of future changes to the Adviser’s services as the administrator to the Funds.

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives and reviews detailed performance information for each Fund at its regularly scheduled meetings. In connection with the consideration of the new Management Agreement, the Board reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31,

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Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

2025, June 30, 2025 and November 30, 2025. The Board noted that the Diamond Hill Securitized Total Return Fund was launched on July 1, 2025 and, therefore, does not have performance information as of May 31, 2025 or June 30, 2025. The Board also considered performance of the Funds compared to the performance of similar funds and accounts managed by the Adviser. The Board noted the differences in the returns for the Small Cap collective investment trust as compared to the Diamond Hill Small Cap Fund and questioned management about the outflows from the Large Cap, SMID and Mid Cap strategies. Finally, the Board engaged in a detailed discussion with the Adviser about the reason for the underperformance of the Diamond Hill Large Cap Fund. The Board concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Board noted no changes to the contractual fee rates for each Fund under the New Management Agreement. The Board reviewed the fees to be paid to the Adviser under the new Management Agreement and compared them to each Fund’s peer group. They noted that, except for three of the Funds, the management fees were generally in line with or below the median rates of each Fund’s applicable peer group and either at or below their peer group median fees as of November 30, 2025. The Board also noted that all but three Funds were below the average advisory fees of their respective peer group as of November 30, 2025.

d)

Reasonableness of Total Expenses. The Board reviewed the total expenses for each share class of each Fund, noting that there were no anticipated changes under the new Management Agreement. The Board noted that with the exception of Investor Class shares of three Funds, Class I shares of two Funds and Class Y shares of two Funds, the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the average total expenses of comparable funds within each Fund’s applicable expense universe.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Board reviewed the fees paid by each of the Adviser’s other clients previously provided at the July and August 2025 meetings, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Board observed that the investment management fees charged by the Adviser to the Funds were comparable to the investment management fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Board considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Board observed that the Adviser’s pre-tax profit margin under the current Management Agreement and anticipated profitability under the new Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Board observed that while the Funds’ average assets increased by approximately 8% in 2025 compared to 2024, the revenue increased only 2%, as much of the growth was in fixed income funds, which have lower fee rates. The Board discussed that the Adviser would continue to be the administrator to the Funds and the Board reviewed a separate profitability analysis at the November 20, 2025 meeting

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 161

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

relating to the administrative services provided to the Funds. The Board noted that the profit margin under the Administration Agreements represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Board reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Board noted that the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser targets its management fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage each Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. Additionally, the Board noted First Eagle’s investment in a sales and service infrastructure that has the potential to more widely distribute the Funds, which could result in economies of scale. The Board considered the impact of the Transaction, noting that it expected to result in potential operational economies of scale because of the long-term efforts to integrate the operations and systems of the Adviser and First Eagle toward a single operational platform for the benefit of the Funds and their shareholders.

h)

Ancillary Benefits. The Board considered ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board noted that, as administrator to the Funds, the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Board. The Board also noted that the Funds’ support structure and compliance program has helped the Adviser develop and launch other investment products, including a collective investment trust and a closed-end fund, and to provide model delivery services in the same strategies as the Funds. The Board considered the anticipated ancillary benefits as a result of the Transaction, which include (i) continuity of portfolio management and operating efficiencies due to the greater scale of the resulting combined organization that may be achieved following the Transaction; (ii) increased distribution capabilities, including a significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale; (iii) the speed with which First Eagle can get new products and strategies to scale, which reduces the expenses associated with those products and strategies, and (iv) increased opportunities for asset growth due to the increased number of funds in the Fund Complex and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of a larger fund complex.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Board, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the approval of the new Management Agreement for all Funds was in the best interests of each Fund and its shareholders.

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Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

In reaching its conclusions, with respect to each Fund, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the new Management Agreement was fair and reasonable, that the Adviser’s management fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that approval of the new Management Agreement would be in the best interests of the Funds.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 163

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-AR123125

Annual Financial Statements and
Additional Information

December 31, 2025

Diamond Hill Large Cap Concentrated ETF

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedule of Investments	2
Statement of Assets & Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	18
Additional Information	19

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Fund are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or the Fund. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Fund’s investment objectives, risks, and expenses. This and other important information are contained in the Fund’s prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Fund is distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Fund and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 1

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 1

Diamond Hill Large Cap Concentrated ETF
Schedule of Investments
December 31, 2025

	Shares	Fair Value
Common Stocks — 100.0%
Communication Services — 4.5%
Walt Disney Co. (The)	24,187	$2,751,755

Consumer Discretionary — 7.3%
Amazon.com, Inc. (a)	9,390	2,167,400
General Motors Co.	29,204	2,374,869
		4,542,269
Consumer Staples — 10.0%
Colgate-Palmolive Co.	44,681	3,530,693
Sysco Corp.	36,095	2,659,840
		6,190,533
Energy — 4.8%
ConocoPhillips	31,480	2,946,843

Financials — 25.6%
American International Group, Inc.	61,667	5,275,612
Aon plc, Class A	9,984	3,523,154
Berkshire Hathaway, Inc., Class B (a)	8,018	4,030,248
Capital One Financial Corp.	12,507	3,031,196
		15,860,210
Health Care — 13.7%
Abbott Laboratories	28,058	3,515,387
Labcorp Holdings, Inc.	10,059	2,523,602
Zoetis, Inc.	19,657	2,473,244
		8,512,233
Industrials — 14.5%
Ferguson Enterprises, Inc.	9,954	2,216,059
Union Pacific Corp.	12,557	2,904,685
Waste Management, Inc.	17,432	3,829,985
		8,950,729
Information Technology — 10.7%
Salesforce, Inc.	10,893	2,885,665
Texas Instruments, Inc.	21,631	3,752,762
		6,638,427
Materials — 4.6%
Martin Marietta Materials, Inc.	4,611	2,871,085

	Shares	Fair Value
Real Estate — 4.3%
SBA Communications Corp., Class A	13,657	$2,641,673

Total Common Stocks
(Cost $58,780,162)		$61,905,757

Registered Investment Companies — 0.2%
State Street Institutional US Government Money Market Fund — Premier Class, 3.74% (b) (Cost $128,415)	128,415	$128,415

Total Investment Securities — 100.2%
(Cost $58,908,577)		$62,034,172

Liabilities in Excess of Other Assets — (0.2)%		(98,435)

Net Assets — 100.0%		$61,935,737

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

plc - Public Limited Company

See accompanying Notes to Financial Statements.

2 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

2 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Statement of Assets & Liabilities
December 31, 2025

Assets
Investment in securities, at cost	$58,908,577
Investment in securities, at fair value	$62,034,172
Cash	8,001
Receivable for dividends and interest	15,586
Total Assets	62,057,759

Liabilities
Distributions Payable	95,397
Payable to Investment Adviser	19,665
Payable to Administrator	1,966
Other accrued expenses	4,994
Total Liabilities	122,022

Contingencies and Commitments	—
Net Assets	$61,935,737

Components of Net Assets
Paid-in capital	$58,832,320
Distributable earnings	3,103,417
Net Assets	$61,935,737

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,676,310

Net Asset Value, offering and redemption price per share:	$13.24

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 3

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 3

Diamond Hill Large Cap Concentrated ETF
Statement of Operations
For the year ended December 31, 2025

Investment Income
Dividends	$717,827

Expenses
Investment advisory fees	194,518
Administration fees	33,836
Distribution and service fees — Investor	228
Other fees	7,511
Total Expenses	236,093

Net Investment Income	481,734

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	1,932,145
Net realized gains from in-kind redemptions from Predecessor Fund	915,533
Net realized gains from in-kind redemptions (excluding Predecessor Fund)	856,300
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(797,646)
Net Realized and Unrealized Gains on Investments	2,906,332

Change in Net Assets from Operations	$3,388,066

See accompanying Notes to Financial Statements.

4 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

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Diamond Hill Large Cap Concentrated ETF
Statements of Changes in Net Assets

	For the year ended December 31, 2025	For the year ended December 31, 2024
From Operations
Net investment income	$481,734	$494,715
Net realized gains on investment transactions	3,703,978	3,850,623
Net change in unrealized appreciation (depreciation) on investments	(797,646)	(312,062)
Change in Net Assets from Operations	3,388,066	4,033,276

Distributions to Shareholders
ETF (Formerly Class Y)	(1,767,863)	(1,265,759)
Investor	—	(23,844)
Class I	—	(962,772)
Change in Net Assets from Distributions to Shareholders	(1,767,863)	(2,252,375)
Change in Net Assets from Capital Transactions	26,095,753	4,802,352

Total Change in Net Assets	27,715,956	6,583,253

Net Assets:
Beginning of year	34,219,781	27,636,528
End of year	$61,935,737	$34,219,781

Capital Transactions
ETF (Formerly Class Y)
Proceeds from shares sold	$33,847,938	$1,010,694
Reinvested distributions	1,672,466	1,265,759
Payments for shares redeemed	(11,782,328)	(891,649)
Exchanged from Investor Class	117,136	—
Exchanged from Class I	18,749,075	—
Change in Net Assets from ETF (Formerly Class Y) Share Transactions	42,604,287	1,384,804
Investor
Proceeds from shares sold	12,763	52,740
Reinvested distributions	—	23,844
Payments for shares redeemed	(295,279)	(8,568)
Exchanged to ETF (Formerly Class Y)	(117,136)	—
Change in Net Assets from Investor Share Transactions	(399,652)	68,016
Class I
Proceeds from shares sold	3,680,569	3,476,796
Reinvested distributions	—	961,290
Payments for shares redeemed	(1,040,376)	(1,088,554)
Exchanged to ETF (Formerly Class Y)	(18,749,075)	—
Change in Net Assets from Class I Share Transactions	(16,108,882)	3,349,532
Change in Net Assets from Capital Transactions	$26,095,753	$4,802,352

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 5

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 5

Diamond Hill Large Cap Concentrated ETF
Statements of Changes in Net Assets (Continued)

	For the year ended December 31, 2025	For the year ended December 31, 2024
Share Transactions:
ETF (Formerly Class Y)
Issued	2,558,354	76,774
Reinvested	127,767	96,745
Redeemed	(877,674)	(72,167)
Exchanged from Investor Class	8,461	—
Exchanged from Class I	1,354,321	—
Change in Shares Outstanding	3,171,229	101,352
Investor
Issued	958	4,004
Reinvested	—	1,819
Redeemed	(22,403)	(612)
Exchanged to ETF (Formerly Class Y)	(8,463)	—
Change in Shares Outstanding	(29,908)	5,211
Class I
Issued	279,356	269,003
Reinvested	—	73,588
Redeemed	(76,631)	(83,260)
Exchanged to ETF (Formerly Class Y)	(1,356,731)	—
Change in Shares Outstanding	(1,154,006)	259,331
Change in Total Shares Outstanding	1,987,315	365,894

See accompanying Notes to Financial Statements.

6 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

6 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(A)
Net asset value at beginning of period	$12.73		$11.90	$10.29	$11.92	$10.00

Income (loss) from investment operations:
Net investment income (B)	0.16		0.21	0.17	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.97		1.51	1.61	(1.64)	2.01
Total from investment operations	1.13		1.72	1.78	(1.50)	2.10

Variable transaction fees (B)	—		—	—	—	—

Less distributions to shareholders from:
Net investment income	(0.16)		(0.19)	(0.17)	(0.13)	(0.08)
Net realized gains	(0.46)		(0.70)	—	—	(0.10)
Total distributions from shareholders	(0.62)		(0.89)	(0.17)	(0.13)	(0.18)

Net asset value at end of period	$13.24		$12.73	$11.90	$10.29	$11.92
Market price at end of period	$13.25		$12.73	$11.90	$10.29	$11.92

Total return (C)	8.97%		14.34%	17.32%	(12.62%)	20.98	%(D)
Total return at market (E)	1.22	%(D)(F)	NA	NA	NA	NA

Net assets at end of period (000’s)	$61,936		$19,164	$16,706	$14,017	$15,898

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.57%		0.55%	0.56%	0.56%	0.55	%(G)
Ratio of net investment income to average net assets	1.22%		1.60%	1.57%	1.32%	1.00	%(G)
Portfolio turnover rate (H)	56%		40%	34%	41%	18	%(D)

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Per share net investment income and variable transaction fees have been calculated using the average daily shares outstanding during the period.

(C)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(D)	Not annualized.

(E)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca, Inc.) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(F)	Based on the commencement of the ETF through December 31, 2025.

(G)	Annualized.

(H)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements
December 31, 2025

Organization

The Diamond Hill Large Cap Concentrated ETF (the “Fund”) is a non-diversified series of the Diamond Hill Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The investment objective of the Fund is to provide long-term capital appreciation. Other series of the Trust are not included in this report.

The Fund is the successor in interest to the Diamond Hill Large Cap Concentrated Fund (the “Predecessor Fund”). The Predecessor Fund was previously organized as a series of the Trust and advised by Diamond Hill Capital Management, Inc. (“DHCM or the “Adviser”). The Board of Trustees of the Trust (the “Board”) approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and effective as of the close of business on September 26, 2025, the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). The Predecessor Fund offered three classes of shares, Investor Class, Class I and Class Y. The Fund only offers one class of shares. As part of the Reorganization, all issued and outstanding Investor Class and Class I shares of the Predecessor Fund converted to Class Y shares of the Predecessor Fund. The Fund succeeded to the accounting of the Predecessor Fund and performance history of the Predecessor Fund’s Class Y shares. Any such historical information provided in these financial statements for the Fund that relates to periods prior to September 26, 2025, is therefore that of the Predecessor Fund. The Predecessor Fund had the same investment objectives and substantially similar investment strategies of the Fund. The Predecessor Fund commenced operations in 2021.

The Reorganization was accomplished by a tax-free exchange for 2,576,312 shares at a net asset value per share (“NAV”) of $13.11 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from this tax-free transaction on the close of business September 26, 2025, after the reorganization, was $33,772,486, including net unrealized appreciation (depreciation) of $3,658,052, undistributed net investment income of $262 and undistributed realized gains of $2,693,489. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the Shares may be different from the net asset value (“NAV”). The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and bank that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at the NAV per share in aggregations of a specified number of shares called “Creation Units”. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

8 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Segment Reporting — The Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Treasurer of the Trust. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management concludes that there is no impact on the Fund’s financial statements.

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Fund maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price are not readily available are valued at the closing bid price in the principal market where such securities are normally

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities, if any, are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of the Adviser. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by the Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s investments and the inputs used to value the investments as of December 31, 2025:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Common Stocks*	$61,905,757	$—	$—	$61,905,757
Registered Investment Companies	128,415	—	—	128,415
Total	$62,034,172	$—	$—	$62,034,172

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Level 3 for the year ended December 31, 2025.

10 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Fund records distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value the assets, less liabilities, by the number of shares outstanding of the Fund.

Income taxes — The Fund may be subject to taxes imposed by countries in which it invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid quarterly by the Fund. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to deferrals of certain losses. Permanent book and tax basis differences are

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 11

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

reclassified among the components of net assets. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation were allocated daily to each class of shares of the Predecessor Fund based upon its proportionate share of total net assets of the Predecessor Fund. Class specific expenses were charged directly to the class incurring the expense. Common expenses, which were not attributable to a specific class, were allocated daily to each class of shares based upon its proportionate share of total net assets of the Predecessor Fund. Expenses not directly billed to a fund are allocated proportionally among all funds in the Trust daily in relation to net assets of each fund in the Trust or another reasonable measure.

Investment Transactions

For the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term securities and in-kind transactions) were as follows:

Purchases of investment securities (excluding in-kind transacations)	$ 23,849,520
Proceeds from sales of investment securities (excluding in-kind transacations)	$ 21,669,202

Purchases and sales of securities through in-kind transactions (excluding the Predecessor Fund) for the year ended December 31, 2025 were as follows:

Purchases of in-kind transactions	$29,989,496
Sales of in-kind transactions	$2,201,663

There were realized gains of $856,300 from in-kind transactions (excluding those in the Predecessor Fund) during the year ended December 31, 2025.

The Fund pays commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statement of Operations. The Fund paid $8,449 in commissions during the year ended December 31, 2025.

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2025, the Fund receives investment management and advisory services from DHCM under the amended and restated investment management agreement between the Trust and the Adviser (the “Management Agreement”) that provide for fees to be paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. The Management Agreement is subject to annual approval by the Board. In addition, the Trust has entered into the Administrative Services Agreement pursuant to which DHCM renders administrative, fund accounting and supervisory services to the Fund, and whereby DHCM is paid a fee monthly at an annual rate of 0.05% of the Fund’s average daily net assets. Pursuant to the Administrative Services Agreement, the Predecessor Fund paid DHCM a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay

12 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

most of the Fund’s operating expenses except advisory fees, fees and expenses of the custodian, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, and extraordinary or non-recurring expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust had adopted a distribution plan on behalf of the Predecessor Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares paid a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares were not subject to any distribution fees. The Trust had entered into a Distribution Agreement on behalf of the Fund with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of the Fund’s shares.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Fund for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Fund by DHCM as part of the Administrative Services Agreement. The Independent Trustees were paid $692,000 for the Trust in fees during the year ended December 31, 2025. In addition, DHCM reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Fund indemnifies the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provides general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Fund is determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$386,167	$495,007
Long-term capital gains	1,286,299	1,757,368
Total distributions	$1,672,466	$2,252,375

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 13

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

The following information was computed on a tax basis for each item as of December 31, 2025:

Net unrealized appreciation on investments	$3,104,354
Undistributed ordinary income	94,460
Distributions payable	(95,397)
Distributable earnings	$3,103,417

As of December 31, 2025, the Fund’s federal tax cost of investments and net unrealized appreciation (depreciation) on investments were as follows:

Tax cost of investments	$58,929,818
Gross unrealized appreciation	4,090,156
Gross unrealized depreciation	(985,802)
Net unrealized appreciation on investments	$3,104,354

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Reclassifications of capital accounts - Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions and redemptions in-kind. The following reclassifications have no impact to the net assets or NAV per share of the Fund and are designed to present the Fund’s capital accounts on a tax basis:

Paid-In Capital	Distributable Earnings
$3,654,111	$(3,654,111)

Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the APs may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the Fund’s Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or

14 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases *
$150 In-Kind, $100 Cash	2.00%

*	As a percentage of the amount invested.

In-Kind Redemption Transactions

The Predecessor Fund recognized a gain on in-kind redemptions (redemptions in which shareholders who redeemed Predecessor Fund shares received investment securities held by the Predecessor Fund rather than cash) to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains were not taxable to the Predecessor Fund and were not required to be distributed to shareholders. The Predecessor Fund reclassified these amounts against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, had no effect on the Predecessor Fund’s net assets or NAV per share. During the year ended December 31, 2025, the Predecessor Fund realized net capital gains resulting from in-kind redemptions in the amount of $915,533.

Borrowings

The Predecessor Fund had an unsecured line of credit up to 20.0% of its net assets, with a total maximum of $40,000,000.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 15

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until May 27, 2026, unless extended, when any advances were to be repaid. During the year ended December 31, 2025, no amounts were drawn from the available line by the Predecessor Fund.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Predecessor Fund was able to participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the year ended December 31, 2025, the Predecessor Fund did not participate as lender/borrower in the Interfund Lending Program.

Reflow Redemption Services

The Predecessor Fund participated in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which was designed to provide an alternative liquidity source on days when redemptions of the Predecessor Fund shares exceed purchases. Under the program, ReFlow was available to provide cash to the Predecessor Fund to meet all, or a portion, of daily net shareholder redemptions. Following purchases of the Predecessor Fund shares, ReFlow then generally redeemed those shares when the Predecessor Fund experienced net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Predecessor Fund paid a fee to ReFlow each time it purchased Predecessor Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The minimum fee rate was 0.14% of the value of the Predecessor Fund shares purchased by ReFlow, although the Predecessor Fund may have submited a bid at a higher fee rate if it determined that doing so was in the best interest of the Predecessor Fund shareholders. In accordance with federal securities laws, ReFlow was prohibited from acquiring more than 3% of the outstanding voting securities of the Predecessor Fund. ReFlow would periodically redeem its entire share position in the Predecessor Fund and request that such redemption be met in kind in accordance with the Predecessor Fund’s in-kind redemption policies. There was no assurance that ReFlow would have sufficient funds available to meet the Predecessor Fund’s liquidity needs on a particular day. During the year ended December 31, 2025, the fees associated with ReFlow are disclosed in the Statement of Operations within Other fees.

16 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
December 31, 2025

Other Matters

The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund’s service providers, disrupt the Fund’s operations, result in substantial market volatility, and adversely impact the prices and liquidity of the Fund’s investments.

Subsequent Events

The Fund evaluated events from December 31, 2025 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements except for the following:

On December 10, 2025, Diamond Hill Investment Group, Inc. (“Diamond Hill”), First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly owned subsidiary of First Eagle. Diamond Hill is the parent of DHCM. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

The Management Agreement between the Trust, on behalf of the Fund, and DHCM will automatically terminate upon the closing of the transaction. In order for DHCM to continue to provide investment management services to the Fund after the transaction, shareholders are required by the 1940 Act to approve a new investment management agreement with DHCM.

In anticipation of the transaction described above, the Board, including the trustees who are not “interested persons” as that term is defined in the 1940 Act, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board; and (iii) authorized a special shareholder meeting at which shareholders of the Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board will be effective upon the closing of the transaction. Three of the current Trustees of the Trust will serve as emeritus trustees after the closing.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund’s investment objectives or policies.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 17

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Large Cap Concentrated ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diamond Hill Large Cap Concentrated ETF (the “Fund”, formerly Diamond Hill Large Cap Concentrated Fund) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended 2025, 2024, 2023, 2022, and for the period from February 26, 2021 (commencement of operations) through December 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended 2025, 2024, 2023, 2022, and for the period from February 26, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2026

18 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Additional Information (Unaudited)
December 31, 2025

Proxy Voting

A description of the policies and procedures that the Adviser uses to determine how to vote proxies and information regarding how the Fund voted proxies for the twelve-month period ended June 30 are available without charge, upon request, by (i) calling 1-888-226-5595; (ii) visiting the Fund’s website at https://www.diamond-hill.com/investment-strategies/documents/funds/; or (iii) referring to the SEC’s website at www.sec.gov.

Dividends Received Deduction

For corporate shareholders, 100.00% of ordinary dividends paid by the Fund during the year ended December 31, 2025 qualify for the corporate dividends received deduction.

Qualified Dividend Income

The Fund has designated the maximum amount allowable of its taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2025.

Capital Gain Distribution

For the year ended December 31, 2025, the Fund designated $3,213,025 in long-term capital gain distributions.

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). In approving the Management Agreement, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 19

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 23, 2025, and August 21, 2025, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Board considered the Adviser’s experience and the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Board also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Board reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Board noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives and reviews detailed performance information for each Fund at its regularly scheduled meetings. In connection with the consideration of the Management Agreement, the Board reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31 and June 30, 2025. The Board concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Board noted that the contractual fee rate for each Fund under the Management Agreement generally was in line with or below the median rates of the applicable Fund’s peer group.

d)

Reasonableness of Total Expenses. The Board noted that with the exception of Investor Class shares of three Funds, Class I shares of two Funds and Class Y shares of two Funds, the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the average total expenses of comparable funds within each Fund’s applicable expense universe.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Board reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences

20 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Board observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Board considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Board observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Board discussed that the Adviser is also the administrator to the Funds and the Board reviewed a separate profitability analysis relating to the administrative services provided to the Funds. The Board noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Board reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors.

h)

Ancillary Benefits. The Board considered ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board noted that, as administrator to the Funds, the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Board.

i)

Large Cap Concentrated ETF. The Board reviewed a memorandum outlining the proposed fees for the Large Cap Concentrated ETF, a series of the Trust. The Adviser noted the proposed Fund fees and expenses are in line with the peer group average and median management fee. In light of and in reliance on the materials discussed above for the other funds in the Trust, the Board determined that the Management Agreement was fair and reasonable, that the fee received by the Adviser for managing the Large Cap Concentrated ETF was reasonable in light of the services provided to the fund and the benefits received by the Adviser.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 21

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

Approval of a New Investment Management Agreement

At meetings held on July 23, 2025 and August 21, 2025, the Board unanimously renewed the current Management Agreement. The Adviser is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. (“Diamond Hill Group”). Diamond Hill Group, First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holdings, Inc., a wholly-owned subsidiary of First Eagle (“Merger Sub”), have entered into an agreement and plan of merger pursuant to which Merger Sub will merge with and into Diamond Hill Group with Diamond Hill Group surviving as a wholly-owned subsidiary of First Eagle (the “Transaction”). The current Management Agreement will automatically terminate as a result of a change in the ownership of the Adviser.

In anticipation of the Transaction, the Board met with First Eagle on January 5, 2026. Among various topics, the Board discussed Diamond Hill’s view that continuation of Adviser’s services without interruption under the new Management Agreement was desirable and appropriate and in the best interests of the Funds and their shareholders. The Board met with representatives from Diamond Hill and legal counsel on January 14, 2026. At that meeting the Board voted unanimously to approve the new Management Agreement, to become effective upon the closing of the Transaction, and determined to recommend approval of the new Management Agreement to shareholders of each Fund. The terms of the new Management Agreement are identical in all material respects to the terms of the current Management Agreement, except for the dates of commencement and renewal. The Adviser will continue to serve the Funds with no change in the portfolio managers, each Fund’s investment objectives and policies, the services provided to the Funds, or the fees charged for the services.

The Board’s determination to approve the new Management Agreement followed its consideration of various factors and review of written materials provided by Diamond Hill and First Eagle, including information relating to the Transaction. The Board also reviewed information that it had received in connection with the renewal of the current Management Agreement on August 21, 2025. That information included comprehensive fee, expense and performance information, including information comparing each Fund’s expenses and performance to peer funds and benchmarks. In concluding to approve the new Management Agreement, the Board discussed the following factors:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board reviewed similar information provided by First Eagle. The Board considered the nature, extent and quality of the services provided by the Adviser under the current Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Board observed continuity in Diamond Hill’s investment personnel. The Board noted that there was expected to be no changes to the nature, extent and quality of services provided by the Adviser under the new Management Agreement. The Board considered the Adviser’s experience and the capabilities and qualifications

22 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Board also noted the non-investment resources, infrastructure and personnel that would be available to the Funds after the Transaction, including additional personnel in operations, finance, risk management, fund administration, shareholder servicing, legal, compliance, technology, and cybersecurity functions. The Board considered any changes under the new Management Agreement, noting no change in the investment teams managing the Funds. The Board also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Board reviewed information related to the compensation structure for portfolio managers and other key investment personnel, noting any changes anticipated after the closing of the Transaction. Finally, the Board noted that the Adviser would continue to provide administrative services to the Funds under the Administration Agreement, although the Board did note the possibility of future changes to the Adviser’s services as the administrator to the Funds.

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives and reviews detailed performance information for each Fund at its regularly scheduled meetings. In connection with the consideration of the new Management Agreement, the Board reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31, 2025, June 30, 2025 and November 30, 2025. The Board noted that the Diamond Hill Securitized Total Return Fund was launched on July 1, 2025 and, therefore, does not have performance information as of May 31, 2025 or June 30, 2025. The Board also considered performance of the Funds compared to the performance of similar funds and accounts managed by the Adviser. The Board noted the differences in the returns for the Small Cap collective investment trust as compared to the Diamond Hill Small Cap Fund and questioned management about the outflows from the Large Cap, SMID and Mid Cap strategies. Finally, the Board engaged in a detailed discussion with the Adviser about the reason for the underperformance of the Diamond Hill Large Cap Fund. The Board concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Board noted no changes to the contractual fee rates for each Fund under the New Management Agreement. The Board reviewed the fees to be paid to the Adviser under the new Management Agreement and compared them to each Fund’s peer group. They noted that, except for three of the Funds, the management fees were generally in line with or below the median rates of each Fund’s applicable peer group and either at or below their peer group median fees as of November 30, 2025. The Board also noted that all but three Funds were below the average advisory fees of their respective peer group as of November 30, 2025.

d)

Reasonableness of Total Expenses. The Board reviewed the total expenses for each share class of each Fund, noting that there were no anticipated changes under the new Management Agreement. The Board noted that with the exception of Investor Class shares of three Funds, Class I shares of two Funds and Class Y shares of two Funds,

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 23

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the average total expenses of comparable funds within each Fund’s applicable expense universe.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Board reviewed the fees paid by each of the Adviser’s other clients previously provided at the July and August 2025 meetings, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Board observed that the investment management fees charged by the Adviser to the Funds were comparable to the investment management fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Board considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Board observed that the Adviser’s pre-tax profit margin under the current Management Agreement and anticipated profitability under the new Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Board observed that while the Funds’ average assets increased by approximately 8% in 2025 compared to 2024, the revenue increased only 2%, as much of the growth was in fixed income funds, which have lower fee rates. The Board discussed that the Adviser would continue to be the administrator to the Funds and the Board reviewed a separate profitability analysis at the November 20, 2025 meeting relating to the administrative services provided to the Funds. The Board noted that the profit margin under the Administration Agreements represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Board reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Board noted that the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser targets its management fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage each Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. Additionally, the Board noted First Eagle’s investment in a sales and service infrastructure that has the potential to more widely distribute the Funds, which could result in economies of scale. The Board considered the impact of the Transaction, noting that it expected to result in potential operational economies of scale because of the long-term efforts to integrate the operations and systems of the Adviser and First Eagle toward a single operational platform for the benefit of the Funds and their shareholders.

h)

Ancillary Benefits. The Board considered ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board noted that, as administrator to the Funds, the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Board. The Board also noted that the Funds’ support structure and compliance program has helped the Adviser develop and launch other investment products, including

24 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2025 (Continued)

a collective investment trust and a closed-end fund, and to provide model delivery services in the same strategies as the Funds. The Board considered the anticipated ancillary benefits as a result of the Transaction, which include (i) continuity of portfolio management and operating efficiencies due to the greater scale of the resulting combined organization that may be achieved following the Transaction; (ii) increased distribution capabilities, including a significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale; (iii) the speed with which First Eagle can get new products and strategies to scale, which reduces the expenses associated with those products and strategies, and (iv) increased opportunities for asset growth due to the increased number of funds in the Fund Complex and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of a larger fund complex.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Board, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the approval of the new Management Agreement for all Funds was in the best interests of each Fund and its shareholders.

In reaching its conclusions, with respect to each Fund, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the new Management Agreement was fair and reasonable, that the Adviser’s management fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that approval of the new Management Agreement would be in the best interests of the Funds.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | DECEMBER 31, 2025 | DIAMOND-HILL.COM 25

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DHETF-123125

(b) Included with (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	February 20, 2026

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 20, 2026